FIDELITY(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     7   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          28  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         32  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  36  The auditors' opinion.

DISTRIBUTIONS                 37

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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND       1.44%        32.43%        100.43%

LB Int Govt/Corp Bond            1.54%        35.03%        105.16%

Short-Intermediate Investment    1.68%        30.86%        91.55%
Grade Debt Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 104 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY INTERMEDIATE BOND     1.44%        5.78%         7.20%

LB Int Govt/Corp Bond          1.54%        6.19%         7.45%

Short-Intermediate Investment  1.68%        5.52%         6.71%
Grade Debt  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1990/04/30      10000.00                    10000.00
  1990/05/31      10225.97                     9871.56
  1990/06/30      10358.73                    10356.59
  1990/07/31      10493.86                    10500.27
  1990/08/31      10408.27                    10457.17
  1990/09/30      10490.32                    10537.93
  1990/10/31      10584.47                    10660.28
  1990/11/30      10763.60                    10447.81
  1990/12/31      10901.73                    10970.07
  1991/01/31      11007.89                    11081.31
  1991/02/28      11086.71                    11169.91
  1991/03/31      11146.70                    11245.89
  1991/04/30      11260.77                    11368.46
  1991/05/31      11310.27                    11438.34
  1991/06/30      11302.94                    11446.39
  1991/07/31      11433.59                    11573.96
  1991/08/31      11655.34                    11794.93
  1991/09/30      11876.44                    11997.82
  1991/10/31      11985.53                    12134.76
  1991/11/30      12080.75                    12274.08
  1991/12/31      12482.24                    12573.85
  1992/01/31      12297.73                    12460.00
  1992/02/29      12357.52                    12509.20
  1992/03/31      12303.21                    12460.00
  1992/04/30      12366.12                    12569.50
  1992/05/31      12576.24                    12764.34
  1992/06/30      12748.19                    12953.30
  1992/07/31      13058.46                    13210.84
  1992/08/31      13162.43                    13342.98
  1992/09/30      13250.89                    13524.11
  1992/10/31      13104.96                    13348.64
  1992/11/30      13037.66                    13297.92
  1992/12/31      13241.07                    13476.00
  1993/01/31      13548.12                    13738.11
  1993/02/28      13822.07                    13954.72
  1993/03/31      13887.06                    14010.23
  1993/04/30      13961.04                    14123.00
  1993/05/31      13968.09                    14091.65
  1993/06/30      14260.16                    14312.83
  1993/07/31      14395.76                    14347.88
  1993/08/31      14705.17                    14575.38
  1993/09/30      14758.98                    14635.90
  1993/10/31      14850.00                    14675.08
  1993/11/30      14761.12                    14593.23
  1993/12/31      14824.71                    14660.06
  1994/01/31      14998.22                    14822.90
  1994/02/28      14698.05                    14603.68
  1994/03/31      14433.96                    14362.69
  1994/04/30      14369.56                    14264.94
  1994/05/31      14346.37                    14274.52
  1994/06/30      14363.16                    14276.48
  1994/07/31      14509.92                    14481.99
  1994/08/31      14527.79                    14527.27
  1994/09/30      14457.62                    14393.60
  1994/10/31      14462.08                    14391.64
  1994/11/30      14478.81                    14326.33
  1994/12/31      14526.91                    14377.05
  1995/01/31      14693.75                    14619.35
  1995/02/28      14899.66                    14922.61
  1995/03/31      14995.36                    15007.95
  1995/04/30      15133.98                    15193.21
  1995/05/31      15516.62                    15652.55
  1995/06/30      15610.25                    15757.48
  1995/07/31      15599.56                    15759.66
  1995/08/31      15742.35                    15903.12
  1995/09/30      15841.67                    16018.29
  1995/10/31      16022.72                    16196.80
  1995/11/30      16218.55                    16409.71
  1995/12/31      16387.53                    16581.69
  1996/01/31      16510.26                    16724.72
  1996/02/29      16324.87                    16528.36
  1996/03/31      16225.79                    16443.24
  1996/04/30      16170.07                    16385.11
  1996/05/31      16147.82                    16372.70
  1996/06/30      16316.36                    16546.64
  1996/07/31      16357.10                    16595.84
  1996/08/31      16364.82                    16608.90
  1996/09/30      16584.19                    16840.32
  1996/10/31      16857.98                    17137.91
  1996/11/30      17079.38                    17363.88
  1996/12/31      16985.57                    17252.64
  1997/01/31      17042.45                    17319.69
  1997/02/28      17058.22                    17352.78
  1997/03/31      16948.37                    17233.05
  1997/04/30      17142.77                    17435.51
  1997/05/31      17272.44                    17580.28
  1997/06/30      17433.86                    17740.72
  1997/07/31      17790.95                    18101.67
  1997/08/31      17693.77                    18010.67
  1997/09/30      17892.01                    18220.09
  1997/10/31      18095.57                    18421.90
  1997/11/30      18120.62                    18462.61
  1997/12/31      18271.46                    18610.21
  1998/01/31      18512.68                    18854.03
  1998/02/28      18493.67                    18839.66
  1998/03/31      18557.53                    18900.19
  1998/04/30      18634.93                    18994.88
  1998/05/31      18789.05                    19134.21
  1998/06/30      18904.24                    19256.34
  1998/07/31      18965.05                    19324.26
  1998/08/31      19172.95                    19627.95
  1998/09/30      19566.33                    20121.04
  1998/10/31      19494.17                    20101.23
  1998/11/30      19512.07                    20099.71
  1998/12/31      19609.10                    20180.47
  1999/01/31      19744.20                    20291.28
  1999/02/28      19525.26                    19993.03
  1999/03/31      19681.45                    20142.22
  1999/04/30      19757.81                    20204.07
  1999/05/31      19585.60                    20048.55
  1999/06/30      19585.23                    20062.54
  1999/07/31      19548.44                    20044.85
  1999/08/31      19550.05                    20060.07
  1999/09/30      19727.44                    20247.21
  1999/10/31      19771.67                    20299.45
  1999/11/30      19792.85                    20324.68
  1999/12/31      19798.20                    20258.30
  2000/01/31      19763.44                    20184.26
  2000/02/29      19906.20                    20350.57
  2000/03/31      20099.17                    20562.65
  2000/04/28      20042.63                    20516.07
IMATRL PRASUN   SHR__CHT 20000430 20000518 160924 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $20,043 - a 100.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,516 - a 105.16% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                    YEARS ENDED APRIL 30,

                    2000                    1999    1998   1997    1996

Dividend returns    6.17%                   6.13%   6.69%  6.61%   6.65%

Capital returns     -4.73%                  -0.10%  2.01%  -0.59%  0.20%

Total returns       1.44%                   6.03%   8.70%  6.02%   6.85%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED APRIL 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.26(cents)   31.28(cents)   61.77(cents)

Annualized dividend rate       6.56%         6.43%          6.28%

30-day annualized yield        6.91%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.76 over the past one month, $9.76 over the past six months and $9.84 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Bonds had an unsettling journey, as
the Federal Reserve Board fired five
shots across the bow - in the form of
quarter-point rate hikes - in an effort
to subdue a raging economy during
the 12-month period that ended April
30, 2000. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable-bond
performance - returned only 1.26% for
the period. The spread sectors - namely
corporate bonds, mortgage securities
and government agencies - lost the
most ground early on, recoiling in the
face of perceived supply pressures. The
news was much better in the fall, as
corporates jumped on
lighter-than-expected supply. Mortgages
rallied on strong housing turnover and
slowing refinancing activity, while a
restructuring in the agency market
helped prop up those issues. Treasuries
wilted as investors turned to
higher-yielding spread sector issues
and high-flying equities. However, the
scene changed abruptly in January
when the U.S. Treasury announced its
intent to re-purchase long-term debt and curtail future issuance. Treasury prices soared in response and, with the help of rising short-term interest rates, spawned an inverted yield curve - which occurs when short-term bonds outyield longer dated securities. Spread sectors recoiled on the news, with their yield spreads widening out relative to Treasuries. The Lehman Brothers
Treasury Index, reflective of this
reversal of fortune, posted a return of
2.23% for the 12-month period,
compared to the Lehman Brothers
Corporate Bond, Mortgage-Backed
Securities and U.S. Agency indexes,
which returned -1.01%, 1.85% and
1.19%, respectively.

(photograph of Ford O'Neil)

An interview with Ford O'Neil, Portfolio Manager of Fidelity
Intermediate Bond Fund

Q. HOW DID THE FUND PERFORM, FORD?

A. For the 12 months that ended April 30, 2000, the fund posted a total return of 1.44%. That performance trailed the Lehman Brothers Intermediate Government/Corporate Bond Index and the short-intermediate investment grade debt funds average tracked by Lipper Inc., which returned 1.54% and 1.68%, respectively.

Q. WHAT FACTORS HELPED SHAPE PERFORMANCE OVER THE PAST 12 MONTHS?

A. Sector allocation and security selection proved critical in allowing the fund to keep pace with its index as we faced somewhat of a slippery slope during the period. Rising interest rates made it difficult to make any meaningful progress in terms of performance. Having an average duration - a measure of how sensitive the fund's share price is to changing interest rates - generally longer than its peers also hurt in this environment. Relative to the index, underweighting Treasuries hurt performance as this asset class outperformed the spread sectors overall - namely corporate bonds, mortgage securities and government agencies - during the period. This outperformance was partially driven by an inversion in the Treasury yield curve, with higher yields at the shorter end of the curve and lower yields at the longer end. This shift helped widen spreads, causing the spread sectors to relinquish the gains accumulated during the fall. The fund's underexposure to agencies helped offset some of our underperformance relative to the index, as this sector weakened on concerns that Fannie Mae and Freddie Mac could lose their implicit guarantee by the U.S. government. An out-of-benchmark position in mortgages also helped, as did our overexposure to high-quality, shorter-term corporates - one of the few groups within the spread sectors to outperform Treasuries during the period.

Q. WHAT WAS PARTICULARLY NOTABLE ABOUT THE FUND'S POSITIONING IN
CORPORATE BONDS?

A. Longer-dated corporates felt much of the pain during the first quarter of 2000. We were fortunate to have significantly reduced our overweighting of these issues during the fall when spreads were markedly tighter. Overall, the fund's investments in Yankee bonds - or dollar-denominated foreign government and corporate debt - helped the most, benefiting in large part from our exposure to rebounding Asian economies, particularly South Korea. Having a stake in strong natural gas and electric utilities during the period also proved particularly beneficial. Within finance, our brokerage holdings provided additional gains, driven by strong capital market activity. On the downside, tobacco issues underperformed after receiving more bad news on the legal front. Selected holdings in supermarkets and retailers also hurt performance.

Q. DID YOUR STRATEGY CHANGE AT ALL DURING THE PERIOD?

A. Prior to 1999, the fund was offensively positioned with respect to corporates because I felt the market had strong potential for "positive event risk," in that most of the BBB-rated companies we owned were being taken over by high-quality institutions, which resulted in credit upgrades - a big win for us. Today, the vast majority of the issuers in the bond market are old economy companies, whose stocks have languished. Many of the strategies CEOs are considering, be it share buybacks or leveraged buy-outs, are all damaging to a bond's credit rating and, thus, carry "negative event risk." Just the opposite was true for the mortgage market during the period, which benefited from positive event risk spurred by lower refinancing volumes and strong housing turnover. With that said, I felt the best strategy to limit our downside potential was to diversify and transform many of the fund's bigger plays into several smaller positions, while simultaneously improving the overall credit quality of the portfolio.

Q. WHAT ELSE INFLUENCED PERFORMANCE?

A. Our positioning in high-quality asset-backed securities provided the fund with some stability. Their yield spreads widened somewhat during the period, but not enough to fully neutralize the advantage they offered relative to Treasuries. Similarly, the higher yield received from our commercial mortgage-backed securities (CMBS) holdings also helped.

Q. WHAT'S YOUR OUTLOOK?

A. I feel that corporates are still attractive on a historical basis, but I temper this view based on the inversion of the Treasury yield curve. If the curve reverts back to its normal shape, it would be great news for us, as corporate spreads would begin to tighten again. The bad news, though, is that there may not be much capital appreciation to enjoy, since what's gained in corporates is lost in Treasuries.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income by
investing mainly in
investment-grade debt
securities while normally
maintaining an average
maturity between three and
10 years

FUND NUMBER: 032

TRADING SYMBOL: FTHRX

START DATE: May 23, 1975

SIZE: as of April 30, 2000,
more than $3.1 billion

MANAGER: Ford O'Neil, since
1998; manager, various
Fidelity bond funds; joined
Fidelity in 1990

FORD O'NEIL REFLECTS ON THE
INVERTED TREASURY YIELD CURVE:

"Historically, inversions have often
been the precursor to recession, getting their spark from aggressive Federal
Reserve Board tightening at the
short end of the curve. Recently,
however, we've had more of a gradual
approach to tightening, but nowhere
near the magnitude of what we
experienced in the 1970s, 80s and
early 90s - the last three times we
had an inverted yield curve. I believe
the environment today is starkly
different. Fundamentally, economic
indicators are pointing more toward
a slowdown - albeit from a torrid
pace - than a recession.

"So, what's really behind the inversion?
The answer lies in the technicals of
the market. Influenced by a growing
federal budget surplus, the U.S.
Treasury announced its intent during
the period to buy back
higher-yielding long-term debt and
reduce future bond issuance. This
action, coupled with the government's
desire to reduce the average maturity
of its issues, induced a strong rally at the long end of the curve. Rising short-term rates - responding to an aggressive Fed, partially influenced by a booming domestic economy - ensured the curve's inversion. As long
Treasury yields have fallen,
comparable corporate spreads have
widened, leaving their yields relatively unchanged. This all makes for a rather unfavorable risk/reward scenario for investors such as myself who demand more yield for the extra risk associated with longer-duration securities. Just because the curve is inverted doesn't mean that I'm willing to accept less yield for a 30-year security than I am for a five-year issue."

INVESTMENT CHANGES



QUALITY DIVERSIFICATION AS OF
APRIL 30, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             38.2                     34.4

Aa                              5.6                      6.8

A                               22.6                     21.7

Baa                             29.8                     32.4

Ba and Below                    1.0                      2.2

Not Rated                       1.1                      1.1


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS.

AVERAGE YEARS TO MATURITY AS
OF APRIL 30, 2000

                                     6 MONTHS AGO

Years                          5.6   5.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF APRIL 30, 2000

                                      6 MONTHS AGO

Years                           3.5   3.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                         AS OF OCTOBER 31, 1999 **

Corporate Bonds                 51.8%                          Corporate Bonds                        54.5%

U.S. Government and                                            U.S. Government and
Government Agency                                              Government Agency
Obligations                     29.3%                          Obligations                            24.8%

Asset-Backed  Securities         9.3%                          Asset-Backed  Securities                9.3%

CMOs and Other Mortgage                                        CMOs and Other Mortgage
Related Securities               4.0%                          Related Securities                      4.8%

Other Investments                4.3%                          Other Investments                       3.5%

Short-Term  Investments and                                    Short-Term  Investments and
Net Other Assets                 1.3%                          Net Other Assets                        3.1%

*  FOREIGN  INVESTMENTS         13.8%                          ** FOREIGN  INVESTMENTS                10.4%

Row: 1, Col: 1, Value: 51.8                                    Row: 1, Col: 1, Value: 54.5
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.3                                    Row: 1, Col: 3, Value: 24.8
Row: 1, Col: 4, Value: 9.300000000000001                       Row: 1, Col: 4, Value: 9.300000000000001
Row: 1, Col: 5, Value: 4.0                                     Row: 1, Col: 5, Value: 4.8
Row: 1, Col: 6, Value: 4.3                                     Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3                                     Row: 1, Col: 8, Value: 3.1





INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 51.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.3%

DEFENSE ELECTRONICS - 0.3%

Raytheon Co. 7.9% 3/1/03 (c)      Baa2      $ 10,000                             $ 9,927

BASIC INDUSTRIES - 1.0%

CHEMICALS & PLASTICS - 0.6%

Monsanto Co. 5.75% 12/1/05        A2         21,000                               19,349

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.3% 3/1/09         A2         4,250                                3,838

PAPER & FOREST PRODUCTS - 0.3%

Fort James Corp.:

6.5% 9/15/02                      Baa2       8,000                                7,758

6.625% 9/15/04                    Baa2       525                                  499

                                                                                  8,257

TOTAL BASIC INDUSTRIES                                                            31,444

CONSTRUCTION & REAL ESTATE -
1.6%

REAL ESTATE - 0.6%

Arden Realty LP 8.875% 3/1/05     Baa3       4,365                                4,368
(c)

Cabot Industrial Property LP      Baa2       6,060                                5,767
7.125% 5/1/04

Duke-Weeks Realty LP 6.875%       Baa2       11,700                               10,927
3/15/05

                                                                                  21,062

REAL ESTATE INVESTMENT TRUSTS
- 1.0%

Avalonbay Communities, Inc.       Baa1       6,635                                6,279
6.58% 2/15/04

CenterPoint Properties Trust      Baa2       9,000                                8,650
7.125% 3/15/04

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       3,125                                2,938

6.5% 6/15/04                      Baa1       4,450                                4,182

6.763% 6/15/07                    Baa1       4,700                                4,263

Spieker Properties LP 6.8%        Baa2       4,705                                4,440
5/1/04

                                                                                  30,752

TOTAL CONSTRUCTION & REAL                                                         51,814
ESTATE

DURABLES - 2.0%

AUTOS, TIRES, & ACCESSORIES -
1.4%

Daimler-Chrysler North
America Holding Corp.:

6.38% 8/23/02 (e)                 A1         15,000                               15,050

7.4% 1/20/05                      A1         12,500                               12,381

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

TRW, Inc.:

6.45% 6/15/01                     Baa1      $ 10,000                             $ 9,856

6.5% 6/1/02                       Baa1       10,000                               9,663

                                                                                  46,950

TEXTILES & APPAREL - 0.6%

Jones Apparel Group,              Baa2       5,500                                5,319
Inc./Jones Apparel Group
Hldgs., Inc./Jones Apparel
Group USA, Inc. 6.25% 10/1/01

Jones Apparel Group, Inc.         Baa2       14,080                               13,059
7.875% 6/15/06

                                                                                  18,378

TOTAL DURABLES                                                                    65,328

ENERGY - 2.1%

ENERGY SERVICES - 0.4%

Baker Hughes, Inc. 5.8%           A2         7,800                                7,456
2/15/03

Petroliam Nasional BHD            Baa3       6,000                                5,499
(Petronas) yankee 7.125%
10/18/06 (c)

                                                                                  12,955

OIL & GAS - 1.7%

Amerada Hess Corp. 7.375%         Baa1       10,000                               9,453
10/1/09

Canada Occidental Petroleum       Baa2       13,450                               12,941
Ltd. 7.125% 2/4/04

Occidental Petroleum Corp.:

6.35% 11/9/00                     Baa3       5,000                                4,974

10.69% 7/27/00                    Baa3       5,000                                5,041

The Coastal Corp. 6.2% 5/15/04    Baa2       8,500                                7,993

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         2,535                                2,421

8% 2/15/04                        B1         13,120                               12,688

                                                                                  55,511

TOTAL ENERGY                                                                      68,466

FINANCE - 27.1%

BANKS - 10.6%

Australia & New Zealand           A1         15,995                               15,192
Banking Group Ltd. yankee
6.25% 2/1/04

Bank of America Corp. 7.8%        Aa3        1,300                                1,296
2/15/10

Bank of Montreal 6.1% 9/15/05     A1         3,000                                2,754

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Bank of New York Co., Inc.        A2        $ 7,200                              $ 7,037
6.625% 6/15/03

BankAmerica Corp. 5.75% 3/1/04    Aa2        5,000                                4,688

BankBoston Corp. 6.625% 2/1/04    A3         1,300                                1,253

BanPonce Financial Corp.          A3         3,850                                3,820
6.75% 8/9/01

Barclays Bank PLC 7.4%            Aa3        6,000                                5,772
12/15/09

Boatmens Bancshares, Inc.         Aa3        2,000                                2,051
9.25% 11/1/01

Capital One Bank:

6.26% 5/7/01                      Baa2       9,645                                9,477

6.375% 2/15/03                    Baa2       9,860                                9,515

6.48% 6/28/02                     Baa2       7,975                                7,712

6.65% 3/15/04                     Baa3       12,500                               11,875

Chase Manhattan Corp.:

6.375% 4/1/08                     A1         3,500                                3,207

7.25% 6/1/07                      A1         8,803                                8,563

Crestar Finanical Corp. 8.75%     A2         7,100                                7,352
11/15/04

Den Danske Bank AS 6.375%         A1         15,800                               14,353
6/15/08 (c)(e)

First Chicago Corp. 6.3%          Aa3        2,000                                1,972
11/1/01

First National Boston Corp.       A2         4,950                                4,832
7.375% 9/15/06

First Security Corp. 7.5%         A3         5,300                                5,285
9/1/02

First Tennessee National          Baa1       7,020                                6,720
Corp. 6.75% 11/15/05

First Union Corp. 7.5% 7/15/06    A2         10,100                               9,912

First Union National Bank,        A1         7,000                                6,942
North Carolina 7.875% 2/15/10

Firstar Bank, Milwaukee 6.25%     A1         2,500                                2,423
12/1/02

Firstar Corp. 6.35% 7/13/01       A2         7,500                                7,409

Kansallis-Osake-Pankki (NY        A2         17,415                               18,132
Branch) yankee 10% 5/1/02

Key Bank NA 5.8% 4/1/04           Aa3        7,000                                6,560

Korea Development Bank:

6.625% 11/21/03                   Baa2       7,555                                7,162

7.125% 4/22/04                    Baa2       3,000                                2,850

7.375% 9/17/04                    Baa2       7,890                                7,466

yankee 6.5% 11/15/02              Baa2       4,006                                3,791

MBNA Corp. 6.34% 6/2/03           Baa2       2,900                                2,754

Mellon Financial Co. 9.25%        A3         4,000                                4,094
8/15/01

Merita Bank Ltd. yankee 6.5%      A2         12,000                               11,211
1/15/06

Midland Bank PLC 8.625%           Aa3        5,500                                5,676
12/15/04

National Australia Bank Ltd.      A1         10,000                               9,360
yankee 6.6% 12/10/07

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

National Westminster Bank PLC     Aa3       $ 4,500                              $ 4,296
7.375% 10/1/09

NationsBank Corp. 6.5% 8/15/03    Aa3        4,000                                3,889

Popular, Inc. 6.2% 4/30/01        A3         7,545                                7,445

Providian National Bank:

6.25% 5/7/01                      Baa3       8,875                                8,726

6.7% 3/15/03                      Baa3       10,000                               9,576

6.75% 3/15/02                     Baa3       3,425                                3,331

Royal Bank of Scotland Group      A1         17,000                               16,898
PLC 9.118% 3/31/49

Sanwa Finance Aruba AEC 8.35%     Baa1       6,000                                5,952
7/15/09

Signet Bank 7.8% 9/15/06          A1         8,500                                8,414

Sumitomo Bank International       Baa1       12,310                               12,578
Finance NV 8.5% 6/15/09

Swiss Bank Corp. 6.75% 7/15/05    Aa2        4,000                                3,838

Union Planters Corp. 6.75%        Baa2       9,000                                8,484
11/1/05

Wells Fargo & Co. 7.2% 5/1/03     Aa2        4,000                                3,964

                                                                                  337,859

CREDIT & OTHER FINANCE - 10.3%

Aristar, Inc. 6% 5/15/02          A3         11,200                               10,863

Associates Corp. of North
America:

5.75% 11/1/03                     Aa3        6,750                                6,363

6% 4/15/03                        Aa3        6,910                                6,622

AT&T Capital Corp. 6.25%          A1         15,000                               14,820
5/15/01

Bell Atlantic Financial           A1         9,000                                8,907
Service, Inc. 7.6% 3/15/07

CIT Group Holdings, Inc. 6.5%     A1         11,000                               10,781
6/14/02

Citigroup, Inc. 9.5% 3/1/02       Aa2        2,000                                2,065

Countrywide Funding Corp.         A3         15,900                               15,403
6.45% 2/27/03

Duke Capital Corp. 7.5%           A3         14,500                               13,951
10/1/09

Edison Mission Energy Funding     Baa1       11,736                               11,383
Corp. 6.77% 9/15/03 (c)

ERP Operating LP 6.55%            A3         3,150                                3,083
11/15/01

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       3,250                                2,951

6.12% 5/28/02                     Baa1       700                                  650

6.25% 11/1/02                     Baa1       6,170                                5,673

7.25% 11/8/04                     Baa1       12,925                               11,845

Ford Motor Credit Co.:

6.3% 7/16/02 (e)                  A2         25,000                               24,667

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Ford Motor Credit Co.: -
continued

6.5% 2/28/02                      A2        $ 10,000                             $ 9,797

7.5% 3/15/05                      A2         7,000                                6,924

General Motors Acceptance
Corp.:

5.5% 1/14/02                      A2         7,500                                7,237

6.625% 1/10/02                    A2         6,000                                5,896

GS Escrow Corp. 7.125% 8/1/05     Ba1        6,045                                5,248

Heller Financial, Inc. 6.5%       A3         8,200                                8,005
7/22/02

HSBC Capital Funding LP           A1         10,000                               10,069
9.547% 12/31/49 (b)(c)

Norwest Financial, Inc.           Aa2        7,050                                6,620
5.375% 9/30/03

PNC Funding Corp. 6.95% 9/1/02    A2         7,600                                7,491

Popular North America, Inc.:

6.625% 10/27/02                   A3         5,000                                4,831

7.375% 9/15/01                    A3         8,420                                8,372

Scotland International            A1         5,250                                5,434
Finance No. 2 BV yankee 8.8%
1/27/04 (c)

Sears Roebuck Acceptance Corp.:

6% 3/20/03                        A3         2,070                                1,965

6.25% 5/1/09                      A3         4,000                                3,503

6.75% 9/15/05                     A3         6,150                                5,774

6.95% 5/15/02                     A3         1,730                                1,712

Sprint Capital Corp. 5.7%         Baa1       16,840                               15,866
11/15/03

Textron Financial Corp.           A2         12,675                               12,353
7.125% 12/9/04

Trizec Finance Ltd. yankee        Baa3       14,146                               14,429
10.875%  10/15/05

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       12,000                               11,674

6.75% 5/15/09                     Baa1       15,000                               13,178

U.S. West Capital Funding,        Baa1       15,800                               14,328
Inc. 6.375% 7/15/08

                                                                                  330,733

INSURANCE - 1.9%

Allstate Corp. 7.875% 5/1/05      A1         7,300                                7,257

American General Corp. 6.25%      A2         11,000                               10,680
3/15/03

Metropolitan Life Insurance
Co.:

6.3% 11/1/03 (c)                  A1         4,500                                4,275

7% 11/1/05 (c)                    A1         5,000                                4,832

New York Life Insurance Co.       Aa3        10,000                               9,542
6.4%  12/15/03 (c)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

The St. Paul Companies, Inc.      A1        $ 6,500                              $ 6,412
7.875% 4/15/05

Western National Corp. 7.125%     A2         18,430                               18,059
2/15/04

                                                                                  61,057

SAVINGS & LOANS - 1.4%

H.F. Ahmanson & Co.:

7.875% 9/1/04                     Baa1       1,250                                1,253

8.25% 10/1/02                     A3         6,400                                6,452

Home Savings of America FSB       A3         10,550                               9,961
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       7,030                                6,949

7% 6/13/02                        Baa3       10,700                               10,540

Sovereign Bancorp, Inc.           Ba3        10,500                               10,145
6.625% 3/15/01

                                                                                  45,300

SECURITIES INDUSTRY - 2.9%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         15,650                               14,841

6.6% 5/15/05                      A3         10,950                               10,176

DLJ, Inc. 8% 3/1/05               A3         9,000                                8,962

Goldman Sachs Group LP:

6.2% 2/15/01                      A1         5,220                                5,171

6.6% 7/15/02 (c)                  A1         4,200                                4,098

7.875% 1/15/03 (c)                A1         3,000                                3,004

Goldman Sachs Group, Inc.         A1         4,000                                3,962
7.5% 1/28/05

Lehman Brothers Holdings 7%       A3         10,000                               9,814
5/15/03

Merrill Lynch & Co., Inc.         Aa3        15,250                               14,794
5.71% 1/15/02

Morgan Stanley Dean Witter &      Aa3        17,750                               17,561
Co. 7.125% 1/15/03

                                                                                  92,383

TOTAL FINANCE                                                                     867,332

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Tyco International Group SA
yankee:

6.125% 6/15/01                    Baa1       15,750                               15,464

6.375% 6/15/05                    Baa1       14,600                               13,581

TOTAL INDUSTRIAL MACHINERY &                                                      29,045
EQUIPMENT

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 3.4%

BROADCASTING - 2.0%

British Sky Broadcasting          Baa3      $ 14,050                             $ 13,046
Group PLC 7.3% 10/15/06

Clear Channel Communications,     Baa3       16,250                               14,732
Inc. 6.625% 6/15/08

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       5,451                                5,551

8.5% 9/15/01                      Baa2       14,000                               14,141

Cox Communications, Inc. 6.5%     Baa2       1,500                                1,453
11/15/02

Nielsen Media Research, Inc.      Baa2       5,415                                5,118
7.6% 6/15/09

Shaw Communications, Inc.         Baa2       9,145                                8,915
8.25% 4/11/10

                                                                                  62,956

ENTERTAINMENT - 0.9%

Capitol Records, Inc. 8.375%      Baa1       13,000                               13,085
8/15/09 (c)

Viacom, Inc. 6.75% 1/15/03        Baa3       16,898                               16,471

                                                                                  29,556

PUBLISHING - 0.5%

News America Holdings, Inc.       Baa3       4,000                                4,046
8.625% 2/1/03

Time Warner Entertainment Co.     Baa2       12,695                               12,076
LP 7.25% 9/1/08

                                                                                  16,122

TOTAL MEDIA & LEISURE                                                             108,634

NONDURABLES - 1.8%

BEVERAGES - 0.2%

Seagram JE & Sons, Inc.           Baa3       6,850                                6,365
6.625% 12/15/05

FOODS - 0.4%

ConAgra, Inc. 5.5% 10/15/02       Baa1       12,000                               11,307

TOBACCO - 1.2%

Imperial Tobacco Overseas Bv      Baa2       9,500                                8,301
7.125% 4/1/09

Philip Morris Companies, Inc.:

6.8% 12/1/03                      A2         13,370                               12,589

7% 7/15/05                        A2         3,000                                2,652

7.625% 5/15/02                    A2         3,000                                2,967

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

RJ Reynolds Tobacco Holdings,
Inc.:

7.375% 5/15/03                    Baa2      $ 5,125                              $ 4,500

7.75% 5/15/06                     Baa2       9,000                                7,290

                                                                                  38,299

TOTAL NONDURABLES                                                                 55,971

RETAIL & WHOLESALE - 1.4%

DRUG STORES - 0.1%

Rite Aid Corp.:

6.5% 12/15/05 (c)                 Caa1       4,395                                1,846

7.125% 1/15/07                    Caa1       3,675                                1,507

                                                                                  3,353

GENERAL MERCHANDISE STORES -
0.8%

Dayton Hudson Corp. 9.75%         A2         2,200                                2,297
7/1/02

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       9,300                                8,807

8.125% 10/15/02                   Baa1       6,535                                6,571

8.5% 6/15/03                      Baa1       8,905                                9,039

                                                                                  26,714

GROCERY STORES - 0.5%

Safeway, Inc.:

7% 9/15/02                        Baa2       7,500                                7,397

7.5% 9/15/09                      Baa2       7,500                                7,172

                                                                                  14,569

TOTAL RETAIL & WHOLESALE                                                          44,636

SERVICES - 0.3%

LEASING & RENTAL - 0.3%

Hertz Corp. 7.625% 8/15/07        A3         10,525                               10,280

TECHNOLOGY - 0.8%

COMPUTERS & OFFICE EQUIPMENT
- 0.8%

Comdisco, Inc.:

6% 1/30/02                        Baa1       11,850                               11,451

6.65% 11/13/01                    Baa1       3,000                                2,960

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

7.25% 9/1/02                      Baa1      $ 7,500                              $ 7,369

Sun Microsystems, Inc. 7%         Baa1       3,165                                3,125
8/15/02

                                                                                  24,905

TRANSPORTATION - 2.9%

AIR TRANSPORTATION - 1.1%

Continental Airlines, Inc.
pass thru trust certificates:

7.42% 10/1/08                     Baa1       7,546                                7,326

7.434% 3/15/06                    Baa1       2,665                                2,549

7.73% 9/15/12                     Baa1       1,089                                1,029

Delta Air Lines, Inc. 7.7%        Baa3       10,500                               10,030
12/15/05

Qantas Airways Ltd. 7.75%         Baa1       8,500                                8,396
6/15/09 (c)

United Air Lines, Inc. 9%         Baa3       5,450                                5,490
12/15/03

                                                                                  34,820

RAILROADS - 1.8%

Burlington Northern Santa Fe      Baa2       19,000                               17,822
Corp. 6.53% 7/15/37

Canadian National Railway Co.     Baa2       8,000                                7,732
yankee 6.625% 5/15/03

CSX Corp.:

6.46% 6/22/05                     Baa2       5,000                                4,660

7.05% 5/1/02                      Baa2       5,000                                4,913

Union Pacific 6.34% 11/25/03      Baa3       10,300                               9,824

Wisconsin Central                 Baa2       13,570                               12,170
Transportation Corp. 6.625%
4/15/08

                                                                                  57,121

TOTAL TRANSPORTATION                                                              91,941

UTILITIES - 6.2%

CELLULAR - 0.7%

Cable & Wireless
Communications PLC:

6.375% 3/6/03                     A2         15,760                               15,506

6.625% 3/6/05                     A2         5,600                                5,535

                                                                                  21,041

ELECTRIC UTILITY - 2.4%

Avon Energy Partners Holdings     Baa2       21,000                               20,549
6.73% 12/11/02 (c)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Commonwealth Edison Co.           Baa1      $ 7,500                              $ 7,384
7.375% 9/15/02

Niagara Mohawk Power Corp.:

5.875% 9/1/02                     Baa2       4,800                                4,624

6.875% 3/1/01                     Baa2       10,445                               10,392

7.375% 8/1/03                     Baa2       2,500                                2,446

Philadelphia Electric Co.:

6.5% 5/1/03                       Baa1       4,800                                4,618

6.625% 3/1/03                     Baa1       8,980                                8,684

8% 4/1/02                         Baa1       5,050                                5,058

Public Service Electric & Gas     A3         5,800                                5,599
Co. 6.125% 8/1/02

Texas Utilities Electric Co.      A3         6,000                                6,030
8.125% 2/1/02

                                                                                  75,384

GAS - 1.3%

CMS Panhandle Holding Co.         Baa3       6,250                                5,808
6.125% 3/15/04

El Paso Energy Corp. 6.625%       Baa2       6,095                                6,018
7/15/01

Enserch Corp. 6.25% 1/1/03        Baa2       4,000                                3,839

InterNorth, Inc. 9.625%           Baa1       9,610                                10,275
3/15/06

Kern River Funding Corp.          A2         3,617                                3,581
6.42% 3/31/01 (c)

Sempra Energy 7.95% 3/1/10        A2         6,000                                5,959

Sonat, Inc. 6.875% 6/1/05         Baa2       2,755                                2,589

Southwest Gas Corp. 9.75%         Baa2       3,840                                3,955
6/15/02

                                                                                  42,024

TELEPHONE SERVICES - 1.8%

MCI WorldCom, Inc.:

6.125% 8/15/01                    A3         2,345                                2,308

8.875% 1/15/06                    A3         11,326                               11,776

Telecomunicaciones de Puerto
Rico, Inc.:

6.15% 5/15/02                     Baa2       10,345                               9,967

6.65% 5/15/06                     Baa2       9,110                                8,383

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       19,519                               18,534

7.7% 7/20/29                      Baa1       8,000                                7,525

                                                                                  58,493

TOTAL UTILITIES                                                                   196,942

TOTAL NONCONVERTIBLE BONDS                                                        1,656,665
(Cost $1,721,829)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 21.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 8.6%

Fannie Mae:

5.44% 1/24/01                     Aaa       $ 4,755                              $ 4,712

6.5% 8/15/04                      Aaa        15,700                               15,266

7.125% 2/15/05                    Aaa        5,000                                4,980

Federal Farm Credit Bank          Aaa        1,000                                949
5.54% 9/10/03

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa        11,600                               10,397

6.5% 8/15/07                      Aaa        20,000                               18,969

7.59% 3/10/05                     Aaa        3,010                                3,051

Financing Corp. - coupon
STRIPS:

0% 12/6/03                        Aaa        2,168                                1,670

0% 10/5/05                        Aaa        1,000                                675

Freddie Mac:

5.85% 2/21/06                     Aaa        2,425                                2,260

6.25% 7/15/04                     Aaa        35,000                               33,737

6.875% 1/15/05                    Aaa        34,750                               34,250

7% 2/15/03                        Aaa        10,000                               9,956

Guaranteed Export Trust
Certificates (assets  of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04      Aaa        3,345                                3,186

Series 1993-D, 5.23% 5/15/05      Aaa        2,605                                2,466

Series 1995-A, 6.28% 6/15/04      Aaa        18,007                               17,583

Series 1996-A, 6.55% 6/15/04      Aaa        9,238                                9,069

Guaranteed Trade Trust
Certificates (assets  of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994-B, 7.5% 1/26/06       Aaa        2,169                                2,168

Series 1997-A, 6.104% 7/15/03     Aaa        11,667                               11,432

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%            Aaa        7,259                                7,091
8/15/04 (callable)

Series 1996-A1, 6.726%            -          15,522                               15,223
9/15/10 (callable)

Series 1998-196A, 5.926%          -          8,750                                8,504
6/15/05 (callable)

Private Export Funding Corp.
secured:

5.31% 11/15/03 (c)                Aaa        13,000                               12,229

5.8% 2/1/04                       Aaa        13,600                               13,301

6.62% 10/1/05                     Aaa        10,000                               9,847

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.89% 8/15/05                     Aaa       $ 2,917                              $ 2,768

6.625% 8/15/03                    Aaa        15,800                               15,535

U.S. Department of Housing        Aaa        3,715                                3,764
and Urban Development
government guaranteed
participation certificates
Series 1996-A,  7.66% 8/1/15

TOTAL U.S. GOVERNMENT AGENCY                                                      275,038
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
13.0%

U.S. Treasury Bonds:

10.75% 5/15/03                    Aaa        102,525                              113,803

12% 8/15/13                       Aaa        85,700                               114,525

14% 11/15/11                      Aaa        62,800                               86,732

U.S. Treasury Notes:

5.5% 2/15/08                      Aaa        99,685                               94,054

7% 7/15/06                        Aaa        6,000                                6,137

TOTAL U.S. TREASURY                                                               415,251
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                         690,289
GOVERNMENT AGENCY OBLIGATIONS
(Cost $719,116)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 7.7%



FANNIE MAE - 5.1%

6.5% 3/1/13 to 12/1/29            Aaa        98,716                               93,714

7% 7/1/25 to 9/1/29               Aaa        41,754                               39,966

7.5% 8/1/13 to 1/1/30             Aaa        24,166                               23,708

8% 5/1/30 (d)                     Aaa        7,000                                6,987

12.5% 11/1/13 to 8/1/15           Aaa        134                                  150

                                                                                  164,525

FREDDIE MAC - 0.0%

8.5% 6/1/13                       Aaa        36                                   36

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.6%

6.5% 4/15/28 to 4/15/29           Aaa       $ 9,549                              $ 8,944

7% 8/15/25 to 4/15/28             Aaa        35,492                               34,150

7.5% 3/15/28                      Aaa        612                                  602

8% 7/15/17 to 5/15/22             Aaa        38,452                               38,812

                                                                                  82,508

TOTAL U.S. GOVERNMENT AGENCY                                                      247,069
- MORTGAGE SECURITIES
(Cost $254,422)

ASSET-BACKED SECURITIES - 9.3%



American Express Master Trust     Aaa        12,000                               11,570
5.9% 5/15/03

ANRC Auto Owner Trust Series      Aaa        13,000                               12,915
1999-A Class A3, 6.75%
12/15/03

BankAmerica Manufacturing
Housing Contract Trust V:

6.11% 1/10/08                     Aaa        10,500                               10,343

6.2% 4/10/09                      Aaa        7,930                                7,707

Capita Equipment Receivables      Aa3        12,420                               12,230
Trust 6.45% 8/15/02

Caterpillar Financial Asset       Aaa        8,500                                8,391
Trust 6.2% 4/25/04

Chase Manhattan Grantor Trust     A3         702                                  696
6.76%  9/15/02

Chevy Chase Auto Receivables      Aaa        4,336                                4,307
Trust 6.2% 3/20/04

CIT Marine Trust 5.8% 4/15/10     Aaa        6,000                                5,654

CPS Auto Grantor Trust:

6.55% 8/15/02                     Aaa        1,899                                1,890

6.7% 2/15/02                      Aaa        801                                  799

CS First Boston Mortgage          Aaa        3,808                                3,807
Securities Corp. 7% 3/15/27

Dayton Hudson Credit Card         Aaa        4,500                                4,314
Master Trust 5.9% 5/25/06

Discover Card Master Trust I      Aaa        8,000                                7,886
5.75% 10/16/03

Fidelity Funding Auto Trust       Aaa        1,002                                1,002
6.99% 11/15/02 (c)

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       7,080                                6,944

6.4% 12/15/02                     Baa2       3,810                                3,749

7.03% 11/15/03                    Aaa        8,612                                8,573

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        21,000                               20,757

6.7% 5/15/27                      Aaa        2,660                                2,658

7.15% 7/15/27                     Aaa        1,186                                1,186

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Key Auto Finance Trust:

6.25% 10/15/03                    Aaa       $ 6,975                              $ 6,946

6.65% 10/15/03                    Baa3       1,026                                1,023

MBNA Master Credit Card Trust
II:

6.4% 1/18/05                      Aaa        7,000                                6,865

6.55% 1/15/07                     Aaa        8,400                                8,128

Navistar Financial Owner          Aaa        7,500                                7,477
Trust 7.2% 5/17/04

Olympic Automobile                Aaa        2,283                                2,258
Receivables Trust 6.125%
11/15/04

Petroleum Enhanced Trust          Baa2       7,774                                7,747
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (c)(e)

PP&L Transition Bonds LLC:

Series 1999-1 Class A4, 6.72%     Aaa        17,000                               16,633
12/26/05

Series 1999-1 Class A3, 6.6%      Aaa        4,900                                4,818
3/25/05

Railcar Trust 7.75% 6/1/04        Aaa        8,034                                8,075

Reliance Auto Receivables         Aaa        302                                  302
Corp., Inc. 6.1% 7/15/02 (c)

Sears Credit Account Master
Trust II:

6.45% 11/17/09                    Aaa        8,065                                7,747

7% 7/15/08                        Aaa        26,750                               26,390

SLMA Student Ln. Trust            Aaa        25,000                               25,016
6.5994% 4/25/08 (e)

Tranex Auto Receivables Owner     Aaa        3,848                                3,822
Trust 6.334% 8/15/03 (c)

Triad Auto Receivables Owner      Aaa        4,888                                4,812
Trust 5.98% 9/17/05

West Penn Funding LLC             Aaa        4,000                                3,929
sequential pay  Series 1999A
Class A2, 6.63% 12/26/05

Western Financial Grantor         Aaa        2,050                                2,038
Trust 5.875% 3/1/02

WFS Financial Owner Trust         Aaa        15,500                               15,057
5.7% 11/20/03

TOTAL ASSET-BACKED SECURITIES                                                     296,461
(Cost $300,691)

COMMERCIAL MORTGAGE
SECURITIES - 4.0%



Allied Capital Commercial         Aaa        5,037                                4,940
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (c)

Bankers Trust II Series           Baa2       11,499                               11,506
1999-S1A Class D, 8.0675%
2/28/14 (c)(e)

Commercial Mortgage Asset         Aaa        7,500                                6,972
Trust sequential pay Series
1999 C1 Class A3, 6.64%
9/17/10

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

CS First Boston Mortgage
Securities Corp.:

Sequential pay Series             -         $ 4,404                              $ 4,393
1997-SPICE:  Class A, 6.653%
8/20/36 (c)

Class D, 7.332% 4/20/08           -          7,500                                7,036

Series 1995-WF1 Class A-2,        AAA        8,654                                8,505
6.648% 12/21/27

Series 1998-FL1:

Class D, 6.4125% 12/10/00         A2         10,200                               10,108
(c)(e)

Class E, 6.7625% 1/10/13          Baa2       15,000                               14,855
(c)(e)

Deutsche Mortgage & Asset         Baa2       10,000                               8,889
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

Federal Deposit Insurance         Aaa        6,848                                6,772
Corp. REMIC Trust sequential
pay Series 1996-C1 Class 1A,
6.75% 7/25/26

FMAC Loan Receivables Trust       Aaa        4,123                                3,911
sequential pay Series 1998-C
Class A1 Notes, 5.99%
9/15/20 (c)

Host Marriot Pool Trust           Aaa        8,109                                7,849
sequential pay Series
1999-HMTA Class A, 6.98%
8/1/15

LTC Commercial Mortgage pass      AAA        9,403                                8,739
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (c)

Midland Realty Acceptance         Aaa        3,214                                3,157
Corp. sequential pay Series
1997-C1 Class A1, 7.315%
4/25/03

Resolution Trust Corp. Series     Baa2       2,607                                2,567
1995-C2 Class D, 7% 5/25/27

Thirteen Affiliates of            A2         20,000                               19,013
General Growth Properties,
Inc. Series 1 Class C-1,
6.762% 12/15/07 (c)

TOTAL COMMERCIAL MORTGAGE                                                         129,212
SECURITIES
(Cost $132,923)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (F) - 4.3%



Alberta Province 4.875%           Aa2        7,500                                6,973
10/29/03

Chile Republic 6.875% 4/28/09     Baa1       6,000                                5,451

Korean Republic yankee:

8.75% 4/15/03                     Baa2       3,550                                3,590

8.875% 4/15/08                    Baa2       10,500                               10,884

Manitoba Province yankee          Aa3        26,500                               26,223
6.875% 9/15/02

Nova Scotia Province yankee       A3         12,033                               12,482
9.375% 7/15/02

Ontario Province yankee:

global 7.75% 6/4/02               Aa3        12,050                               12,139

7.375% 1/27/03                    Aa3        7,500                                7,504

Ontario Province 7%, 8/4/05       Aa3        6,000                                5,881

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS (F) - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

Quebec Province:

7% 1/30/07                        A2        $ 9,500                              $ 9,184

yankee 6.5% 1/17/06               A2         10,000                               9,501

State of Israel (guaranteed       A3         16,000                               13,882
by U.S. Government through
Agency for International
Development) yankee 7.25%
12/15/28

United Mexican States 9.875%      Baa3       14,100                               14,565
2/1/10

TOTAL FOREIGN GOVERNMENT AND                                                      138,259
GOVERNMENT AGENCY OBLIGATIONS
(Cost $145,289)


CASH EQUIVALENTS - 1.7%

                                            MATURITY AMOUNT (000S)

Investments in repurchase                   $ 53,560                              53,534
agreements (U.S. Government
Obligations), in a joint
trading account at 5.86%,
dated 4/28/00 due 5/1/00
(Cost $53,534)

TOTAL INVESTMENT PORTFOLIO -                                                      3,211,489
100.4%
(Cost $3,327,804)

NET OTHER ASSETS - (0.4)%                                                          (12,117)

NET ASSETS - 100%                                                               $ 3,199,372


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $236,808,000 or 7.4% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        65.2%      AAA, AA, A    60.2%

Baa               29.8%      BBB           27.7%

Ba                0.5%       BB            2.0%

B                 0.5%       B             0.1%

Caa               0.1%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.1%.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     86.2%

Canada                        4.2

United Kingdom                3.5

Korea (South)                 1.0

Finland                       1.0

Others (individually less     4.1
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $3,327,986,000. Net unrealized depreciation aggregated $116,497,000, of which $2,275,000 related to appreciated investment securities and $118,772,000 related to depreciated investment securities.

At April 30, 2000, the fund had a capital loss carryforward of approximately $36,798,000 of which $7,401,000, $5,813,000 and
$23,584,000 will expire on April 30, 2005, 2006 and 2008,
respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                            APRIL 30,
                                                  2000

ASSETS

Investment in securities, at               $ 3,211,489
value (including repurchase
agreements of $53,534) (cost
$3,327,804) -  See
accompanying schedule

Cash                                        140

Receivable for investments                  102,522
sold

Receivable for fund shares                  6,684
sold

Interest receivable                         54,343

Other receivables                           14

 TOTAL ASSETS                               3,375,192

LIABILITIES

Payable for investments         $ 116,849
purchased Regular delivery

 Delayed delivery                7,055

Payable for fund shares          8,097
redeemed

Distributions payable            620

Accrued management fee           1,142

Other payables and accrued       701
expenses

Collateral on securities         41,356
loaned, at value

 TOTAL LIABILITIES                          175,820

NET ASSETS                                 $ 3,199,372

Net Assets consist of:

Paid in capital                            $ 3,381,498

Distributions in excess of                  (2,479)
net investment income

Accumulated undistributed net               (63,332)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 (116,315)
(depreciation) on investments

NET ASSETS, for 330,711                    $ 3,199,372
shares outstanding

NET ASSET VALUE, offering                   $9.67
price and redemption price
per share ($3,199,372
(divided by) 330,711 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS             YEAR
                                 ENDED APRIL 30, 2000

INVESTMENT INCOME                           $ 226,822
Interest

Security lending                             135

 TOTAL INCOME                                226,957

EXPENSES

Management fee                  $ 13,889

Transfer agent fees              6,632

Accounting and security          595
lending fees

Non-interested trustees'         10
compensation

Custodian fees and expenses      131

Registration fees                107

Audit                            48

Legal                            56

Miscellaneous                    443

 Total expenses before           21,911
reductions

 Expense reductions              (373)       21,538

NET INVESTMENT INCOME                        205,419

REALIZED AND UNREALIZED GAIN                 (48,278)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           (112,755)

 Delayed delivery commitments    (345)       (113,100)

NET GAIN (LOSS)                              (161,378)

NET INCREASE (DECREASE) IN                  $ 44,041
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 205,419                  $ 200,125
income

 Net realized gain (loss)         (48,278)                   15,527

 Change in net unrealized         (113,100)                  (23,998)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       44,041                     191,654
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (203,842)                  (199,034)
from net investment income

Share transactions Net            1,868,049                  2,461,866
proceeds from sales of shares

 Reinvestment of distributions    195,263                    191,145

 Cost of shares redeemed          (2,218,983)                (2,223,191)

 NET INCREASE (DECREASE) IN       (155,671)                  429,820
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (315,472)                  422,440
IN NET ASSETS

NET ASSETS

 Beginning of period              3,514,844                  3,092,404

 End of period (including        $ 3,199,372                $ 3,514,844
distributions in excess  of
net investment income of
$2,479 and  $5,630,
respectively)

OTHER INFORMATION
Shares

 Sold                             189,673                    240,581

 Issued in reinvestment of        19,885                     18,681
distributions

 Redeemed                         (225,183)                  (217,232)

 Net increase (decrease)          (15,625)                   42,030


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000      1999      1998      1997      1996

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.150  $ 10.160  $ 9.960   $ 10.050  $ 10.030
of period

Income from Investment            .623 B    .613 B    .646 B    .647 B    .684
Operations Net investment
income

Net realized and unrealized       (.485)    (.013)    .200      (.060)    (.004)
gain (loss)

Total from investment             .138      .600      .846      .587      .680
operations

Less Distributions

From net investment income        (.618)    (.610)    (.646)    (.647)    (.660)

From net realized gain            -         -         -         (.030)    -

Total distributions               (.618)    (.610)    (.646)    (.677)    (.660)

Net asset value, end of period   $ 9.670   $ 10.150  $ 10.160  $ 9.960   $ 10.050

TOTAL RETURN A                    1.44%     6.03%     8.70%     6.02%     6.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,199   $ 3,515   $ 3,092   $ 3,083   $ 2,881
(in millions)

Ratio of expenses to average      .67%      .66%      .66%      .71%      .73%
net assets

Ratio of expenses to average      .66% C    .65% C    .65% C    .69% C    .71% C
net assets after expense
reductions

Ratio of net investment           6.32%     6.00%     6.37%     6.46%     6.48%
income  to average net assets

Portfolio turnover rate           102%      108%      90%       116%      169%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM - CONTINUED

interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,216,499,000 and $3,296,255,000, respectively, of which U.S. government and government agency obligations aggregated
$1,618,795,000 and $1,679,101,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of 0.43% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. As each funds' investment sub-adviser, Fidelity Investments Money Management, Inc. a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of 0.20% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to$23,455,000. The weighted average interest rate was 5.69%. Interest earned from the interfund lending program amounted to $37,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $40,545,000. The fund received cash collateral of $41,356,000 which was invested in cash equivalents.

7. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $49,000 and $324,000, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund, (the fund), a series of Fidelity Commonwealth Trust (the Trust), including the portfolio of investments, as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 2, 2000

DISTRIBUTIONS


A total of 12.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A\
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.
Fidelity Investments Money
 Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Ford E. O'Neil, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

IBF-ANN-0600  103939
1.703559.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Term Bond
Spartan(registered trademark) Government Income
Spartan Investment Grade Bond
Strategic Income
Target TimelineSM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
LARGE CAP STOCK
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

PERFORMANCE                    4   How the fund has done over
                                   time.

FUND TALK                      6   The manager's review of fund
                                   performance, strategy and
                                   outlook.

INVESTMENT CHANGES             9   A summary of major shifts in
                                   the fund's investments over
                                   the past six months.

INVESTMENTS                    10  A complete list of the fund's
                                   investments with their
                                   market values.

FINANCIAL STATEMENTS           18  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          22  Notes to the financial
                                   statements.

INDEPENDENT  AUDITORS' REPORT  26  The auditors' opinion.

DISTRIBUTIONS                  27

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK          18.82%       194.97%

S&P 500 (registered trademark)    10.13%       186.62%

Growth Funds Average              22.75%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on June 22, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,245 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on Page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000  PAST 1 YEAR  LIFE OF FUND

FIDELITY LARGE CAP STOCK      18.82%       24.93%

S&P 500                       10.13%       24.19%

Growth Funds Average          22.75%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Large Cap Stock             S&P 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                     9890.40
  1995/07/31      10260.00                    10218.37
  1995/08/31      10330.00                    10244.01
  1995/09/30      10720.00                    10676.31
  1995/10/31      10590.00                    10638.20
  1995/11/30      10990.00                    11105.21
  1995/12/31      11079.92                    11319.10
  1996/01/31      11420.84                    11704.40
  1996/02/29      11621.38                    11812.90
  1996/03/31      11661.49                    11926.66
  1996/04/30      11751.73                    12102.46
  1996/05/31      12022.46                    12414.58
  1996/06/30      12092.09                    12461.88
  1996/07/31      11488.55                    11911.32
  1996/08/31      11859.14                    12162.53
  1996/09/30      12653.28                    12847.03
  1996/10/31      12843.88                    13201.35
  1996/11/30      13786.26                    14199.24
  1996/12/31      13467.54                    13917.96
  1997/01/31      14145.76                    14787.55
  1997/02/28      13919.69                    14903.49
  1997/03/31      13219.93                    14291.10
  1997/04/30      13790.50                    15144.28
  1997/05/31      14727.09                    16066.26
  1997/06/30      15282.77                    16786.03
  1997/07/31      16456.64                    18121.70
  1997/08/31      15875.30                    17106.52
  1997/09/30      16736.14                    18043.44
  1997/10/31      16110.07                    17440.79
  1997/11/30      16523.72                    18248.13
  1997/12/31      16794.67                    18561.45
  1998/01/31      16841.29                    18766.74
  1998/02/28      18158.29                    20120.19
  1998/03/31      19044.06                    21150.55
  1998/04/30      19172.26                    21363.32
  1998/05/31      18845.92                    20996.09
  1998/06/30      20032.51                    21848.95
  1998/07/31      20100.00                    21616.26
  1998/08/31      17076.23                    18490.98
  1998/09/30      18561.12                    19675.51
  1998/10/31      19749.03                    21275.92
  1998/11/30      21085.43                    22565.45
  1998/12/31      22921.29                    23865.67
  1999/01/31      24392.68                    24863.73
  1999/02/28      23447.75                    24090.97
  1999/03/31      24811.15                    25054.85
  1999/04/30      24824.65                    26025.22
  1999/05/31      24122.70                    25410.77
  1999/06/30      25361.85                    26821.07
  1999/07/31      24896.00                    25983.71
  1999/08/31      25279.64                    25855.09
  1999/09/30      24663.07                    25146.40
  1999/10/31      26225.06                    26737.67
  1999/11/30      27403.41                    27281.25
  1999/12/31      29842.77                    28888.11
  2000/01/31      28874.30                    27436.77
  2000/02/29      30603.71                    26917.39
  2000/03/31      31101.79                    29550.72
  2000/04/28      29496.89                    28661.54
IMATRL PRASUN   SHR__CHT 20000430 20000518 115201 R00000000000062

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $29,497 - a 194.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,662 - a 186.62% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER LARGE CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF APRIL 30, 2000, THE ONE YEAR CUMULATIVE TOTAL RETURN FOR THE LARGE CAP GROWTH FUNDS AVERAGE IS 30.29%. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 30.29%. THE ONE YEAR CUMULATIVE TOTAL RETURN FOR THE LARGE CAP SUPERGROUP AVERAGE IS 16.93%. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN IS 16.93%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The threat of inflation and five
pre-emptive interest-rate hikes by
the Federal Reserve Board took
their toll on the majority of
large-cap stocks throughout
most of the 12-month period that
ended April 30, 2000. The Dow
Jones Industrial Average - the
blue chips' benchmark - eked out
a 0.99% return during the period.
The Standard & Poor's 500SM
Index, a group of the U.S.' largest
companies, gained 10.13%.
Instead, investors favored small-
and mid-cap growth stocks, and in
particular, technology,
telecommunications and
biotechnology stocks, which were
impacted less by rising interest
rates. The tech-heavy NASDAQ
Composite Index, the benchmark
for new economy stocks, returned
52.20% during the period. The
Russell 2000(Registered trademark) Index, a barometer of small-cap stocks, returned
18.42%. Toward the end of the
period, a number of negative
factors - including a
less-enthusiastic market outlook
from a notable Wall Street
strategist, a federal judge's
unfavorable ruling against
Microsoft, and consistent monthly
economic data that showed
evidence of inflation - shook the
confidence of small- and mid-cap
investors. After rising to a high of
5048 on March 10, the NASDAQ
suffered a 10%-20% decline in
March, followed by a 25%
pullback during a single week in
mid-April. At the same time, the
Russell 2000 declined more than
6% in both March and April.
Meanwhile, many investors sought
the safety of larger companies as
the period drew to a close.

(photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the 12 months that ended April 30, 2000, the fund returned
18.82%, topping the Standard & Poor's 500 Index, which returned
10.13%. The growth funds average tracked by Lipper Inc. returned
22.75% for the same 12-month period.

Q. WHY DID THE FUND OUTPACE ITS INDEX, YET TRAIL ITS PEERS?

A. The 12-month period bore witness to explosive growth in a handful of market sectors, namely technology, communications and biotechnology. The fund's ability to tap into this growth was greatly enhanced by its overexposure to these areas of the market relative to the index. We garnered an edge over the S&P 500 by holding some of its best stocks - namely Cisco, Intel and EMC - while having the flexibility to pursue strong growth stories elsewhere in smaller names such as Legato, Human Genome and Focal Communications. I sold off the fund's stake in Legato prior to the close of the period. Our decision to remain underweighted in financial stocks, which were plagued by rising interest rates, also helped. Given the fact that most of our peers were more heavily invested in technology, it's no surprise that we trailed the Lipper average during the period.

Q. DID SWELLING VALUATIONS KEEP YOU FROM OWNING ENOUGH OF THE TOP
BENCHMARK NAMES?

A. Unquestionably. Amid the run-up in equities over the past year, I felt it imprudent to build up our exposure stride for stride with the index to names that I perceived to be running miles ahead of their fundamentals. In some cases this approach backfired, leaving us on the outside looking in at the tremendous gains enjoyed by such tech giants as Oracle, Nortel and Qualcomm. In this market environment, I felt it important to own some smaller large-cap names in the $2 billion-$10 billion market-cap range. Growth just seemed so important to investors that if they caught an idea that had widespread appeal, the same $2 billion market cap could soar to $10 billion seemingly overnight. It's not as likely that a $100 billion company could grow to $500 billion in that same period of time.

Q. WHICH STRATEGIES BENEFITED PERFORMANCE?

A. I boosted the fund's stake in technology, focusing on communications and those firms that provide Internet infrastructure and data transmission capabilities, such as Cisco, Texas Instruments, Vignette, Citrix and Altera. I also raised the fund's exposure to computer hardware by way of Dell and Sun Microsystems, as I suspected these stocks would rebound after weakness related to Y2K concerns had dissipated. The fund's emphasis on the fastest-growing emerging markets within health care - specifically biotechnology and genomics - and including names such as Millennium Pharmaceuticals and Affymetrix also helped. The fund no longer held Affymetrix at period end. However, when biotechs as a group fell sharply toward the end of March, I resisted the temptation to sell, affirming my conviction in the group's longer-term prospects. I took some profits in media, reducing the fund's weighting in advertising-sensitive stocks, which had been major beneficiaries of the Internet revolution.

Q. WHAT OTHER STOCKS HELPED? WHICH HURT?

A. Amgen rode the biotech wave, moving higher behind an impressive drug pipeline and favorable patent rulings. Out-of-benchmark positions in Agilent Technologies, as well as biotech firms Protein Design Labs and Imclone Systems, also added meaningfully to returns. I liquidated the fund's position in Imclone Systems during the period. Looking downward, Bristol-Myers Squibb plunged despite strong earnings when the launch of its highly anticipated hypertension drug, Vanlev, was delayed by regulators due to safety concerns. Owens Illinois, a worldwide leader in the glass bottling business, suffered from economic weakness in Eastern Europe and South America. Finally, Philip Morris simply couldn't escape the pall cast by tobacco litigation.

Q. WHAT'S YOUR OUTLOOK?

A. I believe the market will continue to be volatile during the coming months, with a lot of rotation among its various segments. To me, that emphasizes the importance of maintaining a balanced approach in the fund, which would allow us to be somewhat defensive and aggressive at the same time. When one side isn't working, the other side generally is. In the core of the portfolio, you have the holdings you feel strongly about and have conviction in over the long term. Additionally, I will continue to think seriously about where I want to push the envelope on the growth extreme in terms of tech stocks. But my feeling right now is that in this unforgiving market environment that seems to be favoring the well-established, larger-cap tech stocks, I don't want to push too hard.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek long-term growth
of capital by investing in
companies with market
capitalization greater than $1
billion at the time of
investment

FUND NUMBER: 338

TRADING SYMBOL: FLCSX

START DATE: June 22, 1995

SIZE: as of April 30, 2000,
more than $1.1 billion

MANAGER: Karen Firestone,
since 1998; manager, Fidelity
Destiny I Portfolio, since
February 2000; Fidelity
Advisor Large Cap Stock
Fund, since 1998; several
Fidelity Select Portfolios,
1986-1997; joined Fidelity in
1983

KAREN FIRESTONE ON
THE CHALLENGES OF FUND
MANAGEMENT IN A
MOMENTUM-DRIVEN MARKET:

"The biggest challenge of managing
through a heavily momentum-driven
market is resisting the urge to dive
in with all of the other fish and
follow the trend. I try to be early, to
not worry about whether or not I'm
selling a stock at the top, and to pay
close attention to what valuation a
company is selling for based on the
earnings picture and the underlying
fundamentals. Admittedly, it takes
a lot of discipline and guts to sell
when everything seems to be riding
in your favor. You've got to mentally
review whether you still want to be
there when a stock is selling for 50
times revenue, for example, and
that's not an easy task.

"I'll avoid a stock for which I
cannot create a model that justifies
its value. I have to be able to show
myself or have someone walk
through the story with me to prove
that it warrants consideration. The
rationale can't be based solely on
the fact that every other company
in this space sells at that level. That
makes no sense to me whatsoever.
What does make some sense is if I
can create a scenario in which a
company's revenues and profits
will grow over time so that its stock
more than justifies the price. Only
then will I be willing to buy it."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cisco Systems, Inc.             5.3                     2.9

General Electric Co.            4.8                     4.1

Intel Corp.                     4.4                     2.5

Microsoft Corp.                 2.7                     4.6

Wal-Mart Stores, Inc.           1.8                     1.9

Lucent Technologies, Inc.       1.8                     1.7

Texas Instruments, Inc.         1.8                     1.4

Merck & Co., Inc.               1.8                     2.9

Fannie Mae                      1.7                     1.4

Walt Disney Co.                 1.6                     0.7

                                27.7                    24.1

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      37.9                    25.4

Health                          12.2                    15.2

Media & Leisure                 9.9                     10.0

Finance                         9.5                     8.1

Industrial Machinery &          6.9                     5.5
Equipment



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                       AS OF OCTOBER 31, 1999 **

Stocks                          96.1%                        Stocks                                 95.0%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 3.9%                        Net Other Assets                        5.0%

* FOREIGN  INVESTMENTS           5.8%                        ** FOREIGN INVESTMENTS                  5.9%

Row: 1, Col: 1, Value: 96.09999999999999                     Row: 1, Col: 1, Value: 95.0
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.9                                   Row: 1, Col: 8, Value: 5.0







INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 96.1%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.1%

Boeing Co.                        119,300                  $ 4,735

United Technologies Corp.         115,000                   7,152

                                                            11,887

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Union Carbide Corp.               50,400                    2,974

PACKAGING & CONTAINERS - 0.0%

Owens-Illinois, Inc. (a)          43,670                    590

TOTAL BASIC INDUSTRIES                                      3,564

DURABLES - 1.3%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Barrett Resources Corp. (a)       55,200                    1,753

CONSUMER DURABLES - 0.6%

Minnesota Mining &                72,900                    6,306
Manufacturing Co.

CONSUMER ELECTRONICS - 0.6%

Sony Corp. sponsored ADR          12,300                    2,775

The Swatch Group AG (Reg.)        17,900                    4,051

                                                            6,826

TOTAL DURABLES                                              14,885

ENERGY - 2.7%

ENERGY SERVICES - 1.4%

Halliburton Co.                   116,700                   5,157

Noble Drilling Corp. (a)          70,300                    2,808

Schlumberger Ltd.                 97,300                    7,450

                                                            15,415

OIL & GAS - 1.3%

Chevron Corp.                     78,500                    6,682

Exxon Mobil Corp.                 96,300                    7,481

                                                            14,163

TOTAL ENERGY                                                29,578

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 9.5%

BANKS - 1.2%

FleetBoston Financial Corp.       281,367                  $ 9,971

State Street Corp.                35,900                    3,478

                                                            13,449

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              65,510                    9,831

Associates First Capital          254,600                   5,649
Corp. Class A

Citigroup, Inc.                   198,500                   11,798

                                                            27,278

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        322,100                   19,427

Freddie Mac                       229,100                   10,524

                                                            29,951

INSURANCE - 2.2%

American International Group,     123,575                   13,555
Inc.

Marsh & McLennan Companies,       40,500                    3,992
Inc.

MetLife, Inc.                     212,200                   3,515

The Chubb Corp.                   55,500                    3,531

                                                            24,593

SECURITIES INDUSTRY - 0.9%

Charles Schwab Corp.              102,500                   4,561

Goldman Sachs Group, Inc.         20,700                    1,930

Morgan Stanley Dean Witter &      49,900                    3,830
Co.

                                                            10,321

TOTAL FINANCE                                               105,592

HEALTH - 12.2%

DRUGS & PHARMACEUTICALS - 10.5%

Alkermes, Inc. (a)                27,900                    1,486

Amgen, Inc. (a)                   112,600                   6,306

Ariad Pharmaceuticals, Inc.       122,600                   1,287
(a)

Arqule, Inc. (a)                  85,100                    1,005

Bristol-Myers Squibb Co.          336,100                   17,624

Cell Therapeutics, Inc. (a)       111,600                   1,730

Cephalon, Inc. (a)                53,200                    2,993

Eli Lilly & Co.                   116,900                   9,038

Enzon, Inc. (a)                   55,700                    2,075

Human Genome Sciences, Inc.       51,100                    3,912
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Immunex Corp. (a)                 91,000                   $ 3,583

Merck & Co., Inc.                 284,240                   19,755

Millennium Pharmaceuticals,       104,600                   8,303
Inc. (a)

Pfizer, Inc.                      144,643                   6,093

Protein Design Labs, Inc. (a)     24,900                    2,527

QLT PhotoTherapeutics, Inc.       8,900                     494
(a)

Schering-Plough Corp.             313,260                   12,628

Ventana Medical Systems, Inc.     24,400                    688
(a)

Warner-Lambert Co.                139,000                   15,820

                                                            117,347

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

Johnson & Johnson                 127,200                   10,494

Medtronic, Inc.                   155,900                   8,097

                                                            18,591

TOTAL HEALTH                                                135,938

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.9%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              121,900                   6,689

Furukawa Electric Co. Ltd.        224,000                   3,105

General Electric Co.              343,780                   54,059

Omron Corp.                       96,000                    2,610

                                                            66,463

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Illinois Tool Works, Inc.         66,900                    4,286

Ingersoll-Rand Co.                140,700                   6,604

                                                            10,890

TOTAL INDUSTRIAL MACHINERY &                                77,353
EQUIPMENT

MEDIA & LEISURE - 9.9%

BROADCASTING - 6.2%

AT&T Corp. - Liberty Media        163,324                   8,156
Group Class A (a)

Audiofina                         13,300                    1,643

Cablevision Systems Corp.         60,300                    4,082
Class A (a)

Carlton Communications PLC        286,800                   3,449

CBS Corp. (a)                     105,700                   6,210

Comcast Corp. Class A             172,700                   6,919
(special) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Cox Communications, Inc.          128,700                  $ 5,510
Class A (a)

EchoStar Communications Corp.     37,000                    2,356
Class A (a)

Grupo Televisa SA de CV           102,200                   6,483
sponsored ADR (a)

Infinity Broadcasting Corp.       75,100                    2,549
Class A (a)

Societe Europeen Des              9,400                     1,432
Satellite unit

Television Francaise 1 SA         4,649                     3,191

Time Warner, Inc.                 157,851                   14,197

Univision Communications,         21,300                    2,327
Inc. Class A (a)

                                                            68,504

ENTERTAINMENT - 2.2%

Fox Entertainment Group, Inc.     154,600                   3,981
Class A (a)

Ticketmaster Online               143,800                   2,876
CitySearch, Inc. (a)

Walt Disney Co.                   416,100                   18,022

                                                            24,879

PUBLISHING - 0.7%

The New York Times Co. Class A    183,500                   7,558

RESTAURANTS - 0.8%

McDonald's Corp.                  237,100                   9,039

TOTAL MEDIA & LEISURE                                       109,980

NONDURABLES - 4.2%

BEVERAGES - 1.9%

Anheuser-Busch Companies,         134,100                   9,462
Inc.

Seagram Co. Ltd.                  48,200                    2,534

The Coca-Cola Co.                 202,300                   9,521

                                                            21,517

FOODS - 0.7%

H.J. Heinz Co.                    64,300                    2,186

Quaker Oats Co.                   79,600                    5,189

                                                            7,375

HOUSEHOLD PRODUCTS - 1.3%

Clorox Co.                        30,200                    1,110

Gillette Co.                      156,900                   5,805

Procter & Gamble Co.              134,300                   8,008

                                                            14,923

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

TOBACCO - 0.3%

Philip Morris Companies, Inc.     148,240                  $ 3,243

TOTAL NONDURABLES                                           47,058

PRECIOUS METALS - 0.2%

Newmont Mining Corp.              76,700                    1,798

RETAIL & WHOLESALE - 3.6%

GENERAL MERCHANDISE STORES -
2.1%

Costco Wholesale Corp. (a)        26,600                    1,438

Kohls Corp. (a)                   34,300                    1,646

Wal-Mart Stores, Inc.             366,500                   20,295

                                                            23,379

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Home Depot, Inc.                  298,150                   16,715

TOTAL RETAIL & WHOLESALE                                    40,094

SERVICES - 1.8%

ADVERTISING - 1.7%

DoubleClick, Inc. (a)             39,800                    3,020

Omnicom Group, Inc.               35,300                    3,215

TMP Worldwide, Inc. (a)           100,400                   6,564

WPP Group PLC sponsored ADR       78,100                    6,043

                                                            18,842

SERVICES - 0.1%

Robert Half International,        29,100                    1,779
Inc. (a)

TOTAL SERVICES                                              20,621

TECHNOLOGY - 37.9%

COMMUNICATIONS EQUIPMENT - 8.6%

Cisco Systems, Inc. (a)           848,640                   58,824

Corning, Inc.                     45,500                    8,986

Lucent Technologies, Inc.         325,200                   20,223

Nokia AB sponsored ADR            109,600                   6,234

UTStarcom, Inc.                   39,300                    1,867

                                                            96,134

COMPUTER SERVICES & SOFTWARE
- 9.0%

Aether Systems, Inc.              7,900                     1,315

America Online, Inc. (a)          194,100                   11,610

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Automatic Data Processing,        196,200                  $ 10,558
Inc.

Be Free, Inc.                     68,700                    859

BEA Systems, Inc. (a)             71,600                    3,455

Citrix Systems, Inc. (a)          64,700                    3,951

CNET Networks, Inc. (a)           62,500                    2,160

Exodus Communications, Inc.       25,700                    2,273
(a)

First Data Corp.                  29,300                    1,427

GoTo.com, Inc.                    49,600                    1,693

Inktomi Corp. (a)                 11,000                    1,693

Intuit, Inc. (a)                  24,200                    870

Lycos, Inc. (a)                   44,700                    2,079

Microsoft Corp. (a)               432,700                   30,181

Oracle Corp. (a)                  106,700                   8,529

Priceline.com, Inc.               14,800                    936

Trans Cosmos, Inc.                7,500                     1,491

VeriSign, Inc. (a)                27,900                    3,889

VERITAS Software Corp. (a)        19,900                    2,135

Vignette Corp. (a)                33,900                    1,634

Yahoo!, Inc. (a)                  58,400                    7,607

                                                            100,345

COMPUTERS & OFFICE EQUIPMENT
- 7.9%

Brocade Communications            13,800                    1,711
Systems, Inc.

Comdisco, Inc.                    59,400                    1,845

Dell Computer Corp. (a)           340,400                   17,063

EMC Corp. (a)                     112,800                   15,672

Gateway, Inc. (a)                 46,500                    2,569

Hewlett-Packard Co.               93,200                    12,582

International Business            119,400                   13,328
Machines Corp.

Juniper Networks, Inc.            11,300                    2,403

Lexmark International Group,      34,800                    4,106
Inc. Class A (a)

Sun Microsystems, Inc. (a)        176,096                   16,190

                                                            87,469

ELECTRONIC INSTRUMENTS - 1.2%

Agilent Technologies, Inc.        57,600                    5,105

Applied Materials, Inc. (a)       29,900                    3,044

LAM Research Corp. (a)            123,400                   5,661

                                                            13,810

ELECTRONICS - 11.2%

Altera Corp. (a)                  70,300                    7,188

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Broadcom Corp. Class A (a)        2,700                    $ 465

Chartered Semiconduct             39,700                    3,469
Manufacturing Ltd. ADR

GlobeSpan, Inc.                   21,200                    2,014

Intel Corp.                       388,200                   49,229

JDS Uniphase Corp. (a)            45,900                    4,759

Linear Technology Corp.           93,100                    5,318

LSI Logic Corp. (a)               41,800                    2,613

Methode Electronics, Inc.         58,700                    2,446
Class A

Micron Technology, Inc. (a)       22,300                    3,105

Motorola, Inc.                    126,400                   15,050

PMC-Sierra, Inc. (a)              13,500                    2,590

Samsung Electronics Co. Ltd.      18,100                    2,901
unit

Texas Instruments, Inc.           123,600                   20,131

Vitesse Semiconductor Corp.       30,200                    2,055
(a)

World Access, Inc. (a)            106,200                   1,673

                                                            125,006

TOTAL TECHNOLOGY                                            422,764

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.1%

Travelocity.com, Inc. (a)         67,800                    1,195

TRUCKING & FREIGHT - 0.4%

United Parcel Service, Inc.       71,300                    4,741
Class B

TOTAL TRANSPORTATION                                        5,936

UTILITIES - 4.0%

CELLULAR - 1.4%

Nextel Communications, Inc.       28,200                    3,086
Class A (a)

Powertel, Inc. (a)                35,400                    2,381

QUALCOMM, Inc. (a)                11,800                    1,280

Sprint Corp. - PCS Group          82,100                    4,516
Series 1 (a)

Vodafone AirTouch PLC             996,501                   4,684

                                                            15,947

ELECTRIC UTILITY - 0.9%

AES Corp. (a)                     59,600                    5,360

Calpine Corp. (a)                 44,100                    4,035

                                                            9,395

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 1.7%

Allegiance Telecom, Inc. (a)      37,015                   $ 2,619

AT&T Corp.                        80,450                    3,756

DDI Corp.                         170                       1,949

Focal Communications Corp.        26,600                    886

MCI WorldCom, Inc. (a)            7,560                     344

Metromedia Fiber Network,         160,200                   4,946
Inc. Class A (a)

SBC Communications, Inc.          99,900                    4,377

                                                            18,877

TOTAL UTILITIES                                             44,219

TOTAL COMMON STOCKS                                         1,071,267
(Cost $875,833)

CASH EQUIVALENTS - 5.1%



Central Cash Collateral Fund,     4,656,340                 4,656
5.94% (b)

Taxable Central Cash Fund,        52,924,507                52,925
5.77% (b)

TOTAL CASH EQUIVALENTS                                      57,581
(Cost $57,581)

TOTAL INVESTMENT PORTFOLIO -                                1,128,848
101.2%
(Cost $933,414)

NET OTHER ASSETS - (1.2)%                                   (13,911)

NET ASSETS - 100%                                          $ 1,114,937


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $941,602,000. Net unrealized appreciation aggregated $187,246,000, of which $263,904,000 related to appreciated investment securities and $76,658,000 related to depreciated investment securities.

The fund hereby designates approximately $10,876,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     APRIL 30, 2000

ASSETS

Investment in securities, at             $ 1,128,848
value (cost $933,414) -  See
accompanying schedule

Receivable for investments                8,985
sold

Receivable for fund shares                902
sold

Dividends receivable                      494

Interest receivable                       220

Other receivables                         13

 TOTAL ASSETS                             1,139,462

LIABILITIES

Payable for investments        $ 17,402
purchased

Payable for fund shares         1,554
redeemed

Accrued management fee          607

Other payables and accrued      306
expenses

Collateral on securities        4,656
loaned, at value

 TOTAL LIABILITIES                        24,525

NET ASSETS                               $ 1,114,937

Net Assets consist of:

Paid in capital                          $ 883,029

Accumulated undistributed net             36,479
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               195,429
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 52,302 shares            $ 1,114,937
outstanding

NET ASSET VALUE, offering                 $21.32
price and redemption price
per share ($1,114,937
(divided by) 52,302 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS
                         YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME                          $ 6,441
Dividends

Interest                                    2,125

Security lending                            41

 TOTAL INCOME                               8,607

EXPENSES

Management fee Basic fee         $ 5,250

 Performance adjustment           341

Transfer agent fees               1,963

Accounting and security           299
lending fees

Non-interested trustees'          2
compensation

Custodian fees and expenses       50

Registration fees                 199

Audit                             29

Legal                             10

Reports to shareholders           71

Miscellaneous                     1

 Total expenses before            8,215
reductions

 Expense reductions               (155)     8,060

NET INVESTMENT INCOME                       547

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            49,961

 Foreign currency transactions    31        49,992

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            108,946

 Assets and liabilities in        (5)       108,941
foreign currencies

NET GAIN (LOSS)                             158,933

NET INCREASE (DECREASE) IN                 $ 159,480
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 547                      $ 372
income

 Net realized gain (loss)         49,992                     8,223

 Change in net unrealized         108,941                    62,685
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       159,480                    71,280
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (957)                      (185)
From net investment income

 From net realized gain           (19,130)                   (20,547)

 TOTAL DISTRIBUTIONS              (20,087)                   (20,732)

Share transactions Net            849,804                    792,455
proceeds from sales of shares

 Reinvestment of distributions    19,167                     20,274

 Cost of shares redeemed          (526,476)                  (384,464)

 NET INCREASE (DECREASE) IN       342,495                    428,265
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       481,888                    478,813
IN NET ASSETS

NET ASSETS

 Beginning of period              633,049                    154,236

 End of period (including        $ 1,114,937                $ 633,049
undistributed net investment
income of $0 and $380,
respectively)

OTHER INFORMATION
Shares

 Sold                             43,007                     47,639

 Issued in reinvestment of        1,002                      1,426
distributions

 Redeemed                         (26,131)                   (24,016)

 Net increase (decrease)          17,878                     25,049


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000      1999     1998     1997     1996 F

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 18.39   $ 16.45  $ 12.81  $ 11.72  $ 10.00
of period

Income from  Investment
Operations

Net investment income             .01 D     .02 D    .06 D    .09 D    .05

Net realized and  unrealized      3.39      4.17     4.71     1.85     1.70
gain (loss)

Total from  investment            3.40      4.19     4.77     1.94     1.75
operations

Less Distributions

 From net investment income       (.02) G   (.02)    (.06)    (.05)    (.03)

From net realized gain            (.45) G   (2.23)   (1.07)   (.80)    -

Total distributions               (.47)     (2.25)   (1.13)   (.85)    (.03)

Net asset value, end of period   $ 21.32   $ 18.39  $ 16.45  $ 12.81  $ 11.72

TOTAL RETURN B, C                 18.82%    29.48%   39.03%   17.35%   17.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,115   $ 633    $ 154    $ 117    $ 88
(in millions)

Ratio of expenses to average      .91%      .93%     .86%     1.01%    1.31% A
net assets

Ratio of expenses to average      .89% E    .90% E   .84% E   .99% E   1.30% A, E
net assets after expense
reductions

Ratio of net investment           .06%      .13%     .39%     .68%     .70% A
income to average net assets

Portfolio turnover rate           99%       100%     159%     110%     155% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR THE PERIOD JUNE 22, 1995 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1996.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,158,620,000 and $856,473,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .62% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $56,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $4,455,000. The fund received cash collateral of $4,656,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $143,000 under this arrangement.

In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $12,000 under this arrangement.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Large Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Stock Fund, (the fund), a series of Fidelity Commonwealth Trust (the Trust), including the portfolio of investments, as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Large Cap Stock Fund as of April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America .

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 2, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on June 5, 2000, to shareholders of record at the opening of business on June 2, 2000, a distribution of $.79 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 50% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.
5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen M. Firestone, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

LCS-ANN-0600  104092
1.703546.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
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Small Cap Stock Fund
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
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 Telephone (FAST (registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
MID-CAP STOCK
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     6   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            9   A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   10  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          24  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         28  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  33  The auditors' opinion.

DISTRIBUTIONS                 34

PROXY VOTING RESULTS          35

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)


DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MID-CAP STOCK          49.47%       230.88%       303.52%

S&P MidCap 400 (registered      23.52%       177.99%       202.15%
trademark)

Mid-Cap Funds Average           39.88%       183.92%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 29, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 445 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY MID-CAP STOCK        49.47%       27.04%        25.73%

S&P MidCap 400                23.52%       22.69%        19.90%

Mid-Cap Funds Average         39.88%       22.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Mid-Cap Stock               S&P MidCap 400
             00337                       SP004
  1994/03/29      10000.00                    10000.00
  1994/03/31       9780.00                     9827.50
  1994/04/30       9840.00                     9900.23
  1994/05/31       9890.00                     9806.17
  1994/06/30       9690.00                     9468.84
  1994/07/31       9930.00                     9789.83
  1994/08/31      10740.00                    10302.82
  1994/09/30      10990.00                    10110.16
  1994/10/31      11180.00                    10220.36
  1994/11/30      10720.00                     9759.42
  1994/12/31      10846.15                     9849.01
  1995/01/31      10927.24                     9951.54
  1995/02/28      11464.48                    10473.20
  1995/03/31      11860.51                    10654.91
  1995/04/30      12195.61                    10868.86
  1995/05/31      12378.39                    11131.13
  1995/06/30      12984.78                    11584.28
  1995/07/31      13715.88                    12188.63
  1995/08/31      14004.20                    12413.99
  1995/09/30      14302.82                    12714.91
  1995/10/31      14014.50                    12387.76
  1995/11/30      14539.66                    12928.73
  1995/12/31      14525.66                    12896.54
  1996/01/31      14977.57                    13083.66
  1996/02/29      15397.20                    13528.38
  1996/03/31      15386.44                    13690.45
  1996/04/30      15956.71                    14108.55
  1996/05/31      16666.85                    14299.30
  1996/06/30      16158.58                    14084.67
  1996/07/31      15221.85                    13131.84
  1996/08/31      16080.52                    13889.16
  1996/09/30      17073.01                    14494.72
  1996/10/31      16638.10                    14536.90
  1996/11/30      17429.86                    15355.77
  1996/12/31      17157.68                    15372.81
  1997/01/31      17731.94                    15949.91
  1997/02/28      17274.87                    15818.80
  1997/03/31      16325.58                    15144.44
  1997/04/30      16759.21                    15537.14
  1997/05/31      18165.57                    16895.71
  1997/06/30      19160.83                    17370.31
  1997/07/31      20672.56                    19090.14
  1997/08/31      20635.69                    19067.04
  1997/09/30      21704.96                    20163.01
  1997/10/31      20820.05                    19285.72
  1997/11/30      21164.18                    19571.54
  1997/12/31      21804.06                    20331.11
  1998/01/31      21673.42                    19944.00
  1998/02/28      23463.20                    21596.36
  1998/03/31      24665.11                    22570.36
  1998/04/30      24560.59                    22982.27
  1998/05/31      23763.68                    21948.30
  1998/06/30      24491.13                    22086.79
  1998/07/31      23834.87                    21230.48
  1998/08/31      19394.63                    17278.64
  1998/09/30      20288.27                    18891.60
  1998/10/31      21796.27                    20579.95
  1998/11/30      23220.50                    21606.89
  1998/12/31      25114.84                    24217.43
  1999/01/31      25466.00                    23274.65
  1999/02/28      24075.41                    22055.98
  1999/03/31      25241.26                    22672.23
  1999/04/30      26997.05                    24460.61
  1999/05/31      26884.68                    24566.53
  1999/06/30      28662.74                    25882.07
  1999/07/31      28104.57                    25332.07
  1999/08/31      28149.82                    24463.69
  1999/09/30      27335.20                    23708.49
  1999/10/31      28617.48                    24916.68
  1999/11/30      30322.16                    26224.56
  1999/12/31      35117.59                    27783.08
  2000/01/31      35647.48                    27000.71
  2000/02/29      45731.55                    28890.22
  2000/03/31      43290.82                    31308.04
  2000/04/28      40352.31                    30214.77
IMATRL PRASUN   SHR__CHT 20000430 20000518 120413 R00000000000077

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Mid-Cap Stock Fund on March 29, 1994, when the fund started. As the chart shows, by April 30, 2000, the value of the investment would have grown to $40,352 - a 303.52% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $30,215 - a 202.15% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF APRIL 30, 2000, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE ARE 47.70% AND 247.92%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE 47.70% AND 27.81%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE ARE 19.03% AND 167.28%, RESPECTIVELY. THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS ARE 19.03% AND 20.91%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The threat of inflation and five
pre-emptive interest-rate hikes by
the Federal Reserve Board took
their toll on the majority of
large-cap stocks throughout
most of the 12-month period that
ended April 30, 2000. The Dow
Jones Industrial Average - the
blue chips' benchmark - eked out
a 0.99% return during the period.
The Standard & Poor's 500SM
Index, a group of the U.S.' largest
companies, gained 10.13%.
Instead, investors favored small-
and mid-cap growth stocks, and in
particular, technology,
telecommunications and
biotechnology stocks, which were
impacted less by rising interest
rates. The tech-heavy NASDAQ
Composite Index, the benchmark
for new economy stocks, returned
52.20% during the period. The
Russell 2000(Registered trademark) Index, a barometer of small-cap stocks, returned
18.42%. Toward the end of the
period, a number of negative
factors - including a
less-enthusiastic market outlook
from a notable Wall Street
strategist, a federal judge's
unfavorable ruling against
Microsoft, and consistent monthly
economic data that showed
evidence of inflation - shook the
confidence of small- and mid-cap
investors. After rising to a high of
5048 on March 10, the NASDAQ
suffered a 10%-20% decline in
March, followed by a 25%
pullback during a single week in
mid-April. At the same time, the
Russell 2000 declined more than
6% in both March and April.
Meanwhile, many investors sought
the safety of larger companies as
the period drew to a close.

(photograph of David Felman)

An interview with David Felman, Portfolio Manager of Fidelity Mid-Cap
Stock Fund

Q. HOW DID THE FUND PERFORM, DAVID?

A. For the 12-month period that ended on April 30, 2000, the fund returned 49.47%, compared to a return of 23.52% for the Standard & Poor's MidCap 400 Index and a return of 39.88% for the mid-cap funds average, as measured by Lipper Inc.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. After taking over the fund in August 1999, I increased weightings in technology, health care and energy, while reducing the emphasis on media, advertising and financial services stocks. These moves worked out very well for most of the period. However, the last two months of the period were more difficult. Technology and biotechnology stocks corrected, while cyclicals and financial services rallied. The one shining exception was my emphasis on energy stocks late in the period, which did very well as expectations of rising inflation supported the industry's performance.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES?

A. I had a heavy emphasis on technology, which accounted for 38.9% of net assets at the end of the period. Within technology, the key areas were wireless communications and the Internet. Wireless market penetration and usage increased, benefiting service providers such as Nextel and equipment companies such as Kopin. The fund held strong positions in both companies. Demand for the Internet also grew and the companies that I emphasized did very well, including Exodus Communications and DoubleClick, as well as VERITAS, which produces software for data storage systems.

Q. OUTSIDE OF TECHNOLOGY, YOUR LARGEST WEIGHTINGS WERE IN HEALTH CARE AND ENERGY, AT 12.0% AND 11.0% OF NET ASSETS, RESPECTIVELY. WHAT WAS YOUR STRATEGY IN THOSE INDUSTRIES?

A. In health care, I invested in biotech-nology companies, which did well as developing drugs either approached or reached the consumer market. Among the holdings that benefited were COR Therapeutics and Cephalon. I also invested in companies that could take advantage of developments in genomics, or gene-mapping. Two examples were Incyte Pharmaceuticals and Gene Logic, both of which did very well earlier in the period. I also was enthusiastic about the prospects for energy stocks. Inventories were down, and the industry had not been investing in capital equipment very much. At the same time, OPEC was showing discipline in restraining oil production. All these factors indicated improving prospects for energy companies. Energy stocks performed very well late in the period, which helped offset the decline of technology stocks in March and April. Among my energy company investments were Apache, an exploration and production company, and BJ Services, which provides services for exploration companies. Both contributed to performance.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Idec Pharmaceuticals, a biotechnology company, was a disappointment. One of its principal drugs experienced slower sales growth than analysts had expected, and its stock price suffered. At the end of the period, the fund no longer owned Idec. In general, the fund's relative performance suffered late in the period when technology and biotechnology stocks fell in price. My underweighting in financial stocks helped performance during most of the period, but hurt late in the period. I avoided them because I thought they were at the top of their cycle, merger-and-acquisition activity was slowing and interest rates were increasing. However, as investors rotated out of technology stocks, the low valuations of financial services stocks attracted attention. A similar story occurred in cyclical stocks.

Q. WHAT IS YOUR OUTLOOK FOR THE MID-CAP STOCK MARKET?

A. Clearly, big things are happening in technology, with the growth of both wireless communications and Internet usage exceeding all expectations. However, the stocks that benefited from that growth reached extremely high valuations and suffered steep price losses in March and April. Even after this correction, many technology stock prices still are very high. Where do we go from here? I can see the potential both for further corrections or for renewed strength. I believe that if demand for wireless communications continues to exceed expectations, there will be companies that will benefit. However, company-specific fundamental analysis and stockpicking will become more important. I see opportunity in the market, but I also see downside risk because these stocks are not cheap.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations

FUND NUMBER: 337

TRADING SYMBOL: FMCSX

START DATE: March 29, 1994

SIZE: as of April 30, 2000,
more than $4.0 billion

MANAGER: David Felman,
since 1999; manager,
Fidelity Advisor Mid-Cap
Fund, since 1999; Fidelity
Convertible Securities Fund,
1997-1999; Fidelity Select
Telecommunications Portfolio,
1994-1996; joined Fidelity
in 1993

DAVID FELMAN ON THE GROWTH
OF WIRELESS COMMUNICATIONS:

" In some parts of Europe, the
penetration of wireless
communications has reached 60%
of the population, exceeding even
the penetration of wire-based
communications. In the United
States, we still are only slightly
above 30% penetration. There is
no reason why wireless
communications will not exceed
60% penetration in the U.S.,
helping both the service-providing
companies and the equipment
manufacturers. The main
question is the pace of the growth.

"I see two reasons why wireless
growth may happen faster in the
United States than it did in Europe.
First, the second wave of growth
tends to be faster than the first
wave, and the U.S. is still in the first wave. Secondly, the expansion of data services over wireless phones should accelerate growth in both market penetration and usage. Not only can we use wireless phones to make telephone calls, we also can use them to check stock prices, buy books, check the weather report, or get directions on where to go. The risks are that penetration will slow for some unknown reasons or that the economy will slow and consumers will begin to see wireless phones as luxuries. If the economy weakens, and people don't have as much money, they may not see the need to spend more on wireless phones."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

Nextel Communications, Inc.       3.4                      2.7
Class A

Kopin Corp.                       2.8                      0.0

Siebel Systems, Inc.              1.8                      0.8

Altera Corp.                      1.8                      1.1

VERITAS Software Corp.            1.6                      1.5

Maxim Integrated Products, Inc.   1.6                      0.3

Pegasus Communications Corp.      1.2                      0.0

Micron Technology, Inc.           1.2                      0.2

Sepracor, Inc.                    1.1                      0.6

Cephalon, Inc.                    1.0                      0.7

                                  17.5                     7.9

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

Technology                        38.9                     23.0

Health                            12.0                     12.4

Energy                            11.0                     10.3

Utilities                         9.0                      10.8

Finance                           6.5                      11.6



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                       AS OF OCTOBER 31, 1999 **

Stocks                          94.3%                        Stocks                                 93.6%

Convertible  Securities          0.0%                        Convertible  Securities                 0.1%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 5.7%                        Net Other Assets                        6.3%

* FOREIGN INVESTMENTS            5.0%                        ** FOREIGN INVESTMENTS                  4.3%

Row: 1, Col: 1, Value: 94.3                                  Row: 1, Col: 1, Value: 93.59999999999999
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.1
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.7                                   Row: 1, Col: 8, Value: 6.3







INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 94.3%

                                 SHARES                     VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 1.6%

CHEMICALS & PLASTICS - 1.4%

Avery Dennison Corp.              219,500                   $ 14,405

Dow Chemical Co.                  39,600                     4,475

Ivex Packaging Corp. (a)          273,900                    2,465

Lyondell Chemical Co.             938,700                    17,249

Sealed Air Corp. (a)              140,900                    7,838

Union Carbide Corp.               139,100                    8,207

                                                             54,639

PACKAGING & CONTAINERS - 0.2%

Bemis Co., Inc.                   214,400                    7,893

TOTAL BASIC INDUSTRIES                                       62,532

CONSTRUCTION & REAL ESTATE -
0.6%

ENGINEERING - 0.6%

Bouygues SA                       8,300                      5,311

DSP Group, Inc. (a)               44,500                     3,165

Dycom Industries, Inc. (a)        89,100                     4,633

Fluor Corp.                       94,200                     3,162

Quanta Services, Inc. (a)         142,200                    6,603

                                                             22,874

DURABLES - 1.1%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Barrett Resources Corp. (a)       250,800                    7,963

SPX Corp. (a)                     80,310                     8,824

                                                             16,787

CONSUMER ELECTRONICS - 0.3%

General Motors Corp. Class H      125,400                    12,078
(a)

TEXTILES & APPAREL - 0.4%

Jones Apparel Group, Inc. (a)     191,000                    5,670

Liz Claiborne, Inc.               268,880                    12,453

                                                             18,123

TOTAL DURABLES                                               46,988

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - 11.0%

ENERGY SERVICES - 6.5%

BJ Services Co. (a)               291,400                   $ 20,471

Cal Dive International, Inc.      143,400                    7,134
(a)

Coflexip SA sponsored ADR         83,900                     4,258

Diamond Offshore Drilling,        352,400                    14,206
Inc.

ENSCO International, Inc.         788,700                    26,175

Global Marine, Inc. (a)           887,900                    21,310

Grey Wolf, Inc. (a)               3,060,200                  12,432

Halliburton Co.                   285,100                    12,598

Hanover Compressor Co. (a)        170,200                    9,914

Helmerich & Payne, Inc.           367,700                    11,514

Nabors Industries, Inc. (a)       478,500                    18,871

Noble Drilling Corp. (a)          681,400                    27,213

Pride International, Inc. (a)     251,800                    5,697

R&B Falcon Corp. (a)              757,500                    15,718

Smith International, Inc. (a)     161,600                    12,282

Tidewater, Inc.                   450,800                    13,411

Transocean Sedco Forex, Inc.      261,700                    12,300

Varco International, Inc. (a)     661,400                    8,268

Weatherford International,        264,200                    10,733
Inc.

                                                             264,505

OIL & GAS - 4.5%

Anadarko Petroleum Corp.          238,600                    10,364

Apache Corp.                      515,800                    24,984

Burlington Resources, Inc.        339,700                    13,354

Cooper Cameron Corp. (a)          256,500                    19,238

Devon Energy Corp.                206,400                    9,946

EOG Resources, Inc.               196,600                    4,890

Grant Prideco, Inc. (a)           264,200                    5,086

Kerr-McGee Corp.                  123,952                    6,415

Murphy Oil Corp.                  40,900                     2,413

Noble Affiliates, Inc.            208,400                    7,515

Nuevo Energy Co. (a)              156,450                    2,738

Ocean Energy, Inc. (a)            749,700                    9,699

Santa Fe Snyder Corp. (a)         2,078,700                  19,098

Tosco Corp.                       337,619                    10,825

USX - Marathon Group              132,600                    3,091

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Vastar Resources, Inc.            319,100                   $ 25,727

Veritas DGC, Inc. (a)             348,900                    8,374

                                                             183,757

TOTAL ENERGY                                                 448,262

FINANCE - 6.5%

BANKS - 0.9%

Bank of New York Co., Inc.        220,300                    9,046

Bank One Corp.                    917,600                    27,987

                                                             37,033

CREDIT & OTHER FINANCE - 0.5%

Concord EFS, Inc. (a)             266,900                    5,972

Household International, Inc.     362,800                    15,147

                                                             21,119

FEDERAL SPONSORED CREDIT - 0.9%

Freddie Mac                       782,400                    35,942

INSURANCE - 3.5%

Ace Ltd.                          357,000                    8,546

AFLAC, Inc.                       128,700                    6,282

Allmerica Financial Corp.         195,400                    10,576

AMBAC Financial Group, Inc.       354,400                    17,011

American General Corp.            73,600                     4,122

CIGNA Corp.                       371,650                    29,639

Hartford Financial Services       90,200                     4,707
Group, Inc.

Hartford Life, Inc. Class A       90,600                     4,462

MBIA, Inc.                        85,900                     4,247

MetLife, Inc.                     1,052,200                  17,427

Protective Life Corp.             351,200                    8,363

Reliastar Financial Corp.         339,259                    14,609

The Chubb Corp.                   74,600                     4,746

Xl Capital Ltd.                   160,600                    7,649

                                                             142,386

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       189,900                    6,480

SECURITIES INDUSTRY - 0.5%

Dain Rauscher Corp.               64,300                     3,983

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

E*Trade Group, Inc. (a)           434,600                   $ 9,344

TD Waterhouse Group, Inc.         387,400                    7,772

                                                             21,099

TOTAL FINANCE                                                264,059

HEALTH - 12.0%

DRUGS & PHARMACEUTICALS - 10.6%

Abgenix, Inc. (a)                 93,500                     8,374

Alkermes, Inc. (a)                19,500                     1,038

Allergan, Inc.                    110,200                    6,488

Aviron (a)                        510,650                    12,288

Bristol-Myers Squibb Co.          343,500                    18,012

Celgene Corp. (a)                 440,190                    20,716

Cephalon, Inc. (a)                693,100                    38,987

Chiron Corp. (a)                  283,200                    12,815

COR Therapeutics, Inc. (a)        458,200                    34,909

CV Therapeutics, Inc. (a)         217,700                    8,681

Eli Lilly & Co.                   213,087                    16,474

Forest Laboratories, Inc. (a)     171,700                    14,434

Gene Logic, Inc. (a)              392,200                    10,540

Genentech, Inc.                   81,100                     9,489

Gilead Sciences, Inc. (a)         101,140                    5,481

Human Genome Sciences, Inc.       9,700                      743
(a)

Imclone Systems, Inc. (a)         198,300                    18,045

Immunex Corp. (a)                 133,500                    5,257

Incyte Pharmaceuticals, Inc.      42,600                     3,280
(a)

Medimmune, Inc. (a)               63,360                     10,134

Millennium Pharmaceuticals,       198,452                    15,752
Inc. (a)

Mylan Laboratories, Inc.          306,300                    8,691

Myriad Genetics, Inc. (a)         5,500                      354

PE Corp. - Celera Genomics        289,400                    23,876
Group (a)

Protein Design Labs, Inc. (a)     190,100                    19,295

QLT PhotoTherapeutics, Inc.       519,800                    28,854
(a)

Schering-Plough Corp.             139,700                    5,632

Sepracor, Inc. (a)                464,500                    42,734

SuperGen, Inc. (a)                439,000                    14,542

Titan Pharmaceuticals, Inc.       152,600                    4,883
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

United Therapeutics Corp.         153,700                   $ 8,684

Watson Pharmaceuticals, Inc.      38,200                     1,717
(a)

                                                             431,199

MEDICAL EQUIPMENT & SUPPLIES
- 0.6%

Millipore Corp.                   67,400                     4,832

MiniMed, Inc. (a)                 40,000                     4,918

Novoste Corp. (a)                 140,700                    5,769

Sybron International, Inc. (a)    221,550                    6,896

                                                             22,415

MEDICAL FACILITIES MANAGEMENT
- 0.8%

HEALTHSOUTH Corp. (a)             771,700                    6,222

Quest Diagnostics, Inc. (a)       384,300                    22,361

Wellpoint Health Networks,        68,900                     5,081
Inc. (a)

                                                             33,664

TOTAL HEALTH                                                 487,278

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.7%

ELECTRICAL EQUIPMENT - 1.8%

Adaptive Broadband Corp. (a)      352,552                    11,458

American Power Conversion         113,100                    3,994
Corp. (a)

ANTEC Corp. (a)                   73,800                     3,967

California Amplifier, Inc. (a)    25,100                     678

Emerson Electric Co.              76,300                     4,187

General Electric Co.              25,900                     4,073

Harris Corp.                      90,500                     2,924

Pace Micro Technology PLC         1,277,600                  14,886

Powerwave Technologies, Inc.      44,600                     9,280
(a)

Scientific-Atlanta, Inc.          88,400                     5,752

Vyyo, Inc.                        599,700                    12,669

                                                             73,868

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Asyst Technologies, Inc. (a)      382,900                    20,485

Ingersoll-Rand Co.                155,700                    7,308

Varian Semiconductor              134,900                    9,072
Equipment Associates, Inc.
(a)

                                                             36,865

TOTAL INDUSTRIAL MACHINERY &                                 110,733
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - 3.9%

BROADCASTING - 3.5%

AT&T Corp. - Liberty Media        177,304                   $ 8,854
Group Class A (a)

EchoStar Communications Corp.     431,500                    27,481
Class A (a)

Emmis Communications Corp.        186,200                    7,914
Class A (a)

Pegasus Communications Corp.      452,700                    49,401
(a)

Radio One, Inc.                   116,600                    6,763

UnitedGlobalCom, Inc. (a)         81,600                     4,335

Univision Communications,         183,400                    20,036
Inc. Class A (a)

Westwood One, Inc. (a)            451,400                    15,968

Wireless Facilities, Inc.         41,000                     2,373

                                                             143,125

ENTERTAINMENT - 0.2%

Walt Disney Co.                   222,700                    9,646

PUBLISHING - 0.1%

Reader's Digest Association,      154,600                    4,947
Inc. Class A (non-vtg.)

RESTAURANTS - 0.1%

Jack in the Box, Inc. (a)         70,000                     1,715

TOTAL MEDIA & LEISURE                                        159,433

NONDURABLES - 1.4%

AGRICULTURE - 0.1%

Nutreco Holding NV                112,810                    4,396

BEVERAGES - 0.3%

Seagram Co. Ltd.                  222,800                    11,713

FOODS - 0.5%

Keebler Foods Co.                 328,100                    10,315

Nabisco Group Holdings Corp.      800,000                    10,300

                                                             20,615

HOUSEHOLD PRODUCTS - 0.5%

Avon Products, Inc.               503,400                    20,891

TOTAL NONDURABLES                                            57,615

PRECIOUS METALS - 0.4%

Agnico-Eagle Mines Ltd.           255,400                    1,363

Newmont Mining Corp.              35,700                     837

Stillwater Mining Co. (a)         539,298                    15,100

                                                             17,300

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 1.2%

APPAREL STORES - 0.3%

Abercrombie & Fitch Co. Class     246,000                   $ 2,706
A (a)

AnnTaylor Stores Corp. (a)        404,800                    8,374

                                                             11,080

GENERAL MERCHANDISE STORES -
0.5%

Consolidated Stores Corp. (a)     72,900                     907

Costco Wholesale Corp. (a)        264,900                    14,321

Dollar Tree Stores, Inc. (a)      78,400                     4,537

                                                             19,765

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

Best Buy Co., Inc. (a)            59,100                     4,772

Circuit City Stores, Inc. -       87,900                     5,170
Circuit City Group

Office Depot, Inc. (a)            211,600                    2,235

Tiffany & Co., Inc.               42,400                     3,082

Ventro Corp.                      128,200                    3,526

                                                             18,785

TOTAL RETAIL & WHOLESALE                                     49,630

SERVICES - 2.5%

ADVERTISING - 1.0%

Cybergold, Inc.                   40,400                     333

DoubleClick, Inc. (a)             481,600                    36,541

TMP Worldwide, Inc. (a)           60,700                     3,968

                                                             40,842

PRINTING - 0.0%

Valassis Communications, Inc.     35,400                     1,206
(a)

SERVICES - 1.5%

ACNielsen Corp. (a)               544,500                    12,558

CheckFree Holdings Corp. (a)      108,800                    5,528

Cintas Corp.                      274,900                    10,893

Ecolab, Inc.                      414,400                    16,188

Opus360 Corp.                     1,975                      17

Per-Se Technologies, Inc. (a)     7,995                      54

Per-Se Technologies, Inc.         10,733                     0
warrants 7/8/03 (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Robert Half International,        156,200                   $ 9,548
Inc. (a)

True North Communications         122,000                    5,025

                                                             59,811

TOTAL SERVICES                                               101,859

TECHNOLOGY - 38.9%

COMMUNICATIONS EQUIPMENT - 2.5%

Advanced Fibre                    46,200                     2,111
Communications, Inc. (a)

Andrew Corp. (a)                  228,200                    6,718

Ciena Corp. (a)                   114,700                    14,180

Com21, Inc. (a)                   66,600                     1,865

Comverse Technology, Inc. (a)     213,174                    19,012

Corning, Inc.                     25,600                     5,056

Ditech Communications Corp.       24,600                     2,109

InterVoice, Inc. (a)              101,900                    1,624

Jabil Circuit, Inc. (a)           427,600                    17,505

Metricom, Inc. (a)                135,500                    3,802

Natural MicroSystems Corp. (a)    300,900                    19,596

Nokia AB sponsored ADR            40,000                     2,275

Tekelec (a)                       120,600                    4,221

Terayon Communication             11,500                     1,070
Systems, Inc. (a)

Turnstone Systems, Inc.           9,600                      1,056

                                                             102,200

COMPUTER SERVICES & SOFTWARE
- 11.6%

24/7 Media, Inc. (a)              133,200                    2,614

Adobe Systems, Inc.               314,000                    37,974

Affiliated Computer Services,     95,800                     3,173
Inc. Class A (a)

Affymetrix, Inc. (a)              51,800                     6,996

Amdocs Ltd. (a)                   254,400                    17,220

Ariba, Inc.                       97,200                     7,211

Art Technology Group, Inc.        242,600                    14,738

Autodesk, Inc.                    249,100                    9,559

Be Free, Inc.                     241,800                    3,023

BEA Systems, Inc. (a)             500,600                    24,154

BroadVision, Inc. (a)             81,200                     3,568

Business Objects SA sponsored     22,500                     2,202
ADR (a)

CACI International, Inc.          215,300                    5,046
Class A (a)

Cadence Design Systems, Inc.      194,800                    3,275
(a)

Cambridge Technology              287,600                    3,164
Partners, Inc. (a)

Citrix Systems, Inc. (a)          233,500                    14,258

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Clarent Corp.                     47,700                    $ 3,244

CNET Networks, Inc. (a)           137,600                    4,756

Digital Insight Corp.             23,400                     916

Electronic Arts, Inc. (a)         46,100                     2,789

Exchange Applications, Inc.       375,960                    4,582
(a)

Exodus Communications, Inc.       122,300                    10,816
(a)

Foundry Networks, Inc.            48,700                     4,432

Hyperion Solutions Corp. (a)      135,900                    4,122

Inet Technologies, Inc.           87,700                     3,782

Integral Systems, Inc. (a)        135,700                    2,646

Interact Commerce Corp.           159,700                    2,336

Internap Network Services         50,300                     1,937
Corp.

Intuit, Inc. (a)                  126,120                    4,532

Keynote Systems, Inc.             118,800                    5,331

Lycos, Inc. (a)                   128,000                    5,952

Macromedia, Inc. (a)              13,600                     1,183

Mercury Interactive Corp. (a)     168,400                    15,156

Metasolv Software, Inc.           57,800                     1,972

Micromuse, Inc. (a)               43,000                     4,219

Network Solutions, Inc. Class     66,000                     9,768
A (a)

New Era of Networks, Inc. (a)     35,600                     1,117

Pharmacopeia, Inc. (a)            40,100                     1,649

Phone.com, Inc.                   26,400                     2,218

Polycom, Inc. (a)                 69,300                     5,483

Priceline.com, Inc.               54,400                     3,441

Puma Technology, Inc. (a)         63,600                     1,948

Rational Software Corp. (a)       229,800                    19,562

Redback Networks, Inc.            90,200                     7,160

Siebel Systems, Inc. (a)          593,180                    72,887

Software.com, Inc.                33,800                     2,734

Tumbleweed Communications         51,900                     1,583
Corp.

VeriSign, Inc. (a)                98,400                     13,715

VERITAS Software Corp. (a)        609,425                    65,370

Vignette Corp. (a)                411,100                    19,810

webMethods, Inc.                  600                        54

                                                             471,377

COMPUTERS & OFFICE EQUIPMENT
- 3.7%

Advanced Digital Information      144,000                    3,537
Corp. (a)

Apple Computer, Inc. (a)          50,300                     6,240

Brocade Communications            102,300                    12,685
Systems, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

CDW Computer Centers, Inc. (a)    124,600                   $ 12,958

Comdisco, Inc.                    87,600                     2,721

Copper Mountain Networks,         103,900                    8,663
Inc.

Finisar Corp.                     65,100                     2,429

Fujitsu Support & Service,        8,300                      1,228
Inc. (FSAS)

Juniper Networks, Inc.            117,240                    24,935

Lexmark International Group,      75,000                     8,850
Inc. Class A (a)

MRV Communications, Inc. (a)      46,700                     3,219

Network Appliance, Inc. (a)       269,300                    19,911

SanDisk Corp. (a)                 25,800                     2,364

ScanSource, Inc. (a)              110,200                    3,802

SCI Systems, Inc. (a)             260,500                    13,872

SCM Microsystems, Inc. (a)        55,300                     4,376

Symbol Technologies, Inc.         321,500                    17,924

                                                             149,714

ELECTRONIC INSTRUMENTS - 4.9%

Aclara Biosciences, Inc.          94,700                     3,610

Agilent Technologies, Inc.        160,400                    14,215

Aurora Biosciences Corp. (a)      297,100                    10,770

Credence Systems Corp. (a)        82,100                     11,720

FEI Co. (a)                       333,600                    7,548

KLA-Tencor Corp. (a)              190,400                    14,256

Kulicke & Soffa Industries,       173,900                    13,619
Inc. (a)

NetOptix Corp. (a)                66,200                     11,676

Novellus Systems, Inc.            295,900                    19,733

PE Corp. - Biosystems Group       217,900                    13,074

PerkinElmer, Inc.                 531,500                    29,100

Photon Dynamics, Inc. (a)         117,500                    8,695

Tektronix, Inc.                   279,100                    16,153

Thermo Electron Corp. (a)         218,000                    4,224

Waters Corp. (a)                  208,900                    19,793

                                                             198,186

ELECTRONICS - 16.1%

Altera Corp. (a)                  707,000                    72,291

Analog Devices, Inc. (a)          228,600                    17,559

Arrow Electronics, Inc. (a)       146,100                    6,401

Atmel Corp. (a)                   452,700                    22,154

Broadcom Corp. Class A (a)        19,400                     3,344

Burr-Brown Corp. (a)              73,800                     5,028

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Celestica, Inc. (sub. vtg.)       118,600                   $ 6,399
(a)

Chartered Semiconduct             59,500                     5,199
Manufacturing Ltd. ADR

Cree Research, Inc. (a)           52,300                     7,610

Cypress Semiconductor Corp.       449,200                    23,330
(a)

E Tek Dynamics, Inc. (a)          33,600                     6,880

Epcos AG sponsored ADR (a)        19,600                     2,750

Flextronics International         191,200                    13,432
Ltd. (a)

Hadco Corp. (a)                   76,600                     6,305

Infineon Technologies AG          112,500                    7,793

KEMET Corp. (a)                   224,700                    16,740

Kopin Corp. (a)                   1,485,100                  115,002

Lattice Semiconductor Corp.       206,700                    13,926
(a)

LSI Logic Corp. (a)               112,800                    7,050

Maxim Integrated Products,        981,900                    63,639
Inc. (a)

Methode Electronics, Inc.         124,700                    5,196
Class A

Microchip Technology, Inc. (a)    252,200                    15,652

Micron Technology, Inc. (a)       354,000                    49,295

National Semiconductor Corp.      368,100                    22,362
(a)

Photronics, Inc. (a)              212,800                    7,089

PMC-Sierra, Inc. (a)              90,900                     17,441

QLogic Corp. (a)                  275,000                    27,586

RF Micro Devices, Inc. (a)        35,500                     3,694

SDL, Inc. (a)                     25,200                     4,914

Three-Five Systems, Inc. (a)      130,166                    11,324

Transwitch Corp. (a)              40,700                     3,584

Tyco International Ltd.           167,300                    7,685

Vishay Intertechnology, Inc.      170,500                    14,301
(a)

Vitesse Semiconductor Corp.       445,200                    30,301
(a)

Xilinx, Inc. (a)                  194,000                    14,211

                                                             657,467

PHOTOGRAPHIC EQUIPMENT - 0.1%

In Focus Systems, Inc. (a)        178,400                    5,341

TOTAL TECHNOLOGY                                             1,584,285

TRANSPORTATION - 1.5%

AIR TRANSPORTATION - 0.6%

Continental Airlines, Inc.        188,400                    7,536
Class B (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

SkyWest, Inc.                     92,500                    $ 3,897

Southwest Airlines Co.            610,100                    13,232

                                                             24,665

RAILROADS - 0.0%

Westinghouse Air Brake Co.        39,204                     443

SHIPPING - 0.5%

Teekay Shipping Corp.             672,600                    22,070

TRUCKING & FREIGHT - 0.4%

Forward Air Corp. (a)             172,200                    5,919

Landstar System, Inc. (a)         144,800                    8,290

                                                             14,209

TOTAL TRANSPORTATION                                         61,387

UTILITIES - 9.0%

CELLULAR - 4.5%

China Telecom (Hong Kong)         21,000                     3,080
Ltd. sponsored ADR (a)

Clearnet Communications, Inc.     226,800                    9,573
Class A (non-vtg.) (a)

Microcell Telecommunications,     304,200                    10,580
Inc. Class B (a)

Millicom International            33,600                     1,798
Cellular SA (a)

Nextel Communications, Inc.       1,248,500                  136,624
Class A (a)

Nextel Partners, Inc.             120,600                    2,646

SBA Communications Corp.          141,700                    5,757

Sprint Corp. - PCS Group          105,740                    5,816
Series 1 (a)

Telephone & Data Systems,         38,161                     3,892
Inc.

VoiceStream Wireless Corp. (a)    40,600                     4,019

                                                             183,785

ELECTRIC UTILITY - 2.3%

AES Corp. (a)                     222,600                    20,020

Calpine Corp. (a)                 385,500                    35,273

Constellation Energy Corp.        131,500                    4,348

IPALCO Enterprises, Inc.          241,800                    4,942

Montana Power Co.                 188,300                    8,297

NiSource, Inc.                    615,100                    11,379

Northern States Power Co.         208,000                    4,537

PECO Energy Co.                   100,900                    4,206

                                                             93,002

GAS - 1.7%

Columbia Energy Group             9,000                      565

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Dynegy, Inc. Class A              485,383                   $ 31,762

Enron Corp.                       242,000                    16,864

Kinder Morgan, Inc.               666,900                    20,215

                                                             69,406

TELEPHONE SERVICES - 0.5%

Allegiance Telecom, Inc. (a)      35,400                     2,505

CenturyTel, Inc.                  136,100                    3,334

Intermedia Communications,        95,400                     3,888
Inc. (a)

ITXC Corp.                        152,800                    4,097

Metromedia Fiber Network,         181,600                    5,607
Inc. Class A (a)

RSL Communications Ltd./RSL       38,400                     535
Communications PLC Class A
(a)

TeraBeam Networks (c)             3,200                      48

                                                             20,014

TOTAL UTILITIES                                              366,207

TOTAL COMMON STOCKS                                          3,840,442
(Cost $3,197,429)

CASH EQUIVALENTS - 6.9%



Central Cash Collateral Fund,     53,518,883                 53,519
5.94% (b)

Taxable Central Cash Fund,        225,274,234                225,274
5.77% (b)

TOTAL CASH EQUIVALENTS                                       278,793
(Cost $278,793)

TOTAL INVESTMENT PORTFOLIO -                                 4,119,235
101.2%
(Cost $3,476,222)

NET OTHER ASSETS - (1.2)%                                    (48,187)

NET ASSETS - 100%                                          $ 4,071,048


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam Networks  4/7/00            $ 48

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $3,539,895,000. Net unrealized appreciation aggregated $579,340,000, of which $893,923,000 related to appreciated investment securities and $314,583,000 related to depreciated investment securities.

The fund hereby designates approxi-
mately $154,439,000 as a capital
gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                    APRIL 30, 2000

ASSETS

Investment in securities, at             $ 4,119,235
value (cost $3,476,222) -
See accompanying schedule

Cash                                      59

Foreign currency held at                  3,873
value (cost $3,922)

Receivable for investments                45,568
sold

Receivable for fund shares                17,578
sold

Dividends receivable                      636

Interest receivable                       1,072

Other receivables                         532

 TOTAL ASSETS                             4,188,553

LIABILITIES

Payable for investments        $ 52,231
purchased

Payable for fund shares         8,726
redeemed

Accrued management fee          2,188

Other payables and accrued      841
expenses

Collateral on securities        53,519
loaned, at value

 TOTAL LIABILITIES                        117,505

NET ASSETS                               $ 4,071,048

Net Assets consist of:

Paid in capital                          $ 3,139,785

Accumulated undistributed net             288,212
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               643,051
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 162,008                  $ 4,071,048
shares outstanding

NET ASSET VALUE, offering                 $25.13
price and redemption price
per share ($4,071,048
(divided by) 162,008 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS          YEAR
                              ENDED APRIL 30, 2000

INVESTMENT INCOME                          $ 8,473
Dividends

Interest                                    6,491

Security lending                            392

 TOTAL INCOME                               15,356

EXPENSES

Management fee Basic fee         $ 13,508

 Performance adjustment           812

Transfer agent fees               4,829

Accounting and security           579
lending fees

Non-interested trustees'          7
compensation

Custodian fees and expenses       90

Registration fees                 716

Audit                             38

Legal                             38

Reports to shareholders           168

Miscellaneous                     4

 Total expenses before            20,789
reductions

 Expense reductions               (785)     20,004

NET INVESTMENT INCOME (LOSS)                (4,648)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            422,049

 Foreign currency transactions    (6)

 Futures contracts                36        422,079

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            332,665

 Assets and liabilities in        38        332,703
foreign currencies

NET GAIN (LOSS)                             754,782

NET INCREASE (DECREASE) IN                 $ 750,134
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (4,648)                  $ 1,421
income (loss)

 Net realized gain (loss)         422,079                    145,394

 Change in net unrealized         332,703                    (13,694)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       750,134                    133,121
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (886)                      -
From net investment income

 From net realized gain           (238,596)                  (126,952)

 TOTAL DISTRIBUTIONS              (239,482)                  (126,952)

Share transactions Net            3,197,174                  1,068,343
proceeds from sales of shares

 Reinvestment of distributions    229,000                    124,117

 Cost of shares redeemed          (1,574,354)                (1,387,604)

 NET INCREASE (DECREASE) IN       1,851,820                  (195,144)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,362,472                  (188,975)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,708,576                  1,897,551

 End of period (including        $ 4,071,048                $ 1,708,576
undistributed net investment
income of $0 and $1,420,
respectively)

OTHER INFORMATION
Shares

 Sold                             130,995                    62,872

 Issued in reinvestment of        12,171                     7,250
distributions

 Redeemed                         (70,072)                   (82,152)

 Net increase (decrease)          73,094                     (12,030)


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000      1999     1998      1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 19.22   $ 18.80  $ 14.30   $ 14.83  $ 12.01
of period

Income from Investment
Operations

Net investment income (loss)      (.04) B   .01 B    (.02) B   .03 B    .11 C

Net realized and unrealized       8.55      1.69     6.30      .73      3.49
gain (loss)

Total from investment             8.51      1.70     6.28      .76      3.60
operations

Less Distributions

 From net investment income       (.01)     -        (.01)     (.03)    (.06)

From net realized gain            (2.59)    (1.28)   (1.77)    (1.26)   (.72)

Total distributions               (2.60)    (1.28)   (1.78)    (1.29)   (.78)

Net asset value, end of period   $ 25.13   $ 19.22  $ 18.80   $ 14.30  $ 14.83

TOTAL RETURN A                    49.47%    9.92%    46.55%    5.03%    30.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,071   $ 1,709  $ 1,898   $ 1,101  $ 1,461
(in millions)

Ratio of expenses to average      .89%      .77%     .90%      1.00%    1.02%
net assets

Ratio of expenses to average      .86% D    .74% D   .86% D    .96% D   1.00% D
net assets after expense
reductions

Ratio of net investment           (.20)%    .08%     (.10)%    .17%     1.01%
income (loss) to average net
assets

Portfolio turnover rate           205%      121%     132%      155%     179%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) (formerly a fund of Fidelity Devonshire Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account,

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $48,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $6,108,427,000 and $4,648,522,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $7,368,000 and $7,404,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .61% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $146,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $53,507,000. The fund received cash collateral of $53,519,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $727,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $52,000, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Mid-Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Mid-Cap Stock Fund, (the Fund), a series of Fidelity Commonwealth Trust (the Trust), including the portfolio of investments, as of April 30, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated June 8, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mid-Cap Stock Fund as of April 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America .


/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 2, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay on June 5, 2000, to shareholders of record at the opening of business on June 2, 2000, a distribution of $1.75 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 8% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on September 15, 1999, and re-convened on January 19, 2000. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To ratify the selection of Deloitte & Touche LLP as independent accountants of the fund.

               # OF             % OF
               SHARES VOTED     SHARES VOTED
Affirmative    893,313,932.05   95.015

Against        12,884,925.59    1.370

Abstain        33,985,574.17    3.615

TOTAL          940,184,431.81   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
David Felman, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

MCS-ANN-0600  104094
1.703594.102

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

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Growth Company Fund
Large Cap Stock Fund
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Small Cap Stock Fund
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
SMALL CAP STOCK
FUND

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     6   The manager's review of fund
                                  performance, strategy, and
                                  outlook.

INVESTMENT CHANGES            9   A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   10  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          21  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         25  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  30  The auditors' opinion.

DISTRIBUTIONS                 31

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000    PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK        45.24%       37.73%

FIDELITY SMALL CAP STOCK        42.34%       34.97%
(INCL. 2.00% TRADING FEE)

Russell 2000 (registered        18.42%       11.10%
trademark)

Small Cap Funds Average         36.64%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on March 12, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 794 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000  PAST 1 YEAR  LIFE OF FUND

FIDELITY SMALL CAP STOCK      45.24%       16.16%

FIDELITY SMALL CAP STOCK      42.34%       15.07%
(INCL. 2.00% TRADING FEE)

Russell 2000                  18.42%       5.05%

Small Cap Funds Average       36.64%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Small Cap Stock             Russell 2000
             00340                       RS002
  1998/03/12       9800.00                    10000.00
  1998/03/31      10407.60                    10282.00
  1998/04/30      10339.00                    10338.90
  1998/05/31       9829.00                     9782.07
  1998/06/30       9770.60                     9802.65
  1998/07/31       8986.60                     9009.09
  1998/08/31       6899.20                     7259.71
  1998/09/30       7183.40                     7827.84
  1998/10/31       7575.40                     8147.08
  1998/11/30       8173.20                     8573.93
  1998/12/31       8752.63                     9104.50
  1999/01/31       9008.05                     9225.49
  1999/02/28       8369.52                     8478.27
  1999/03/31       8605.29                     8610.63
  1999/04/30       9292.93                     9382.21
  1999/05/31       9754.63                     9519.26
  1999/06/30      10186.86                     9949.71
  1999/07/31      10422.61                     9676.70
  1999/08/31      10314.56                     9318.58
  1999/09/30      10422.61                     9320.61
  1999/10/31      10206.50                     9358.36
  1999/11/30      11070.96                     9917.14
  1999/12/31      12485.52                    11039.76
  2000/01/31      12495.35                    10862.48
  2000/02/29      14538.61                    12656.26
  2000/03/31      14057.27                    11821.83
  2000/04/28      13497.33                    11110.45
IMATRL PRASUN   SHR__CHT 20000430 20000522 122110 R00000000000029

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on March 12, 1998, when the fund started, and the current 2.00% trading fee was paid. As the chart shows, by April 30, 2000, the value of the investment would have grown to $13,497 - a 34.97% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $11,110 - an 11.10% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER SMALL-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER SMALL-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF APRIL 30, 2000, THE ONE YEAR CUMULATIVE TOTAL RETURN FOR THE SMALL-CAP CORE FUNDS AVERAGE WAS 34.59%. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.59%. THE ONE YEAR CUMULATIVE TOTAL RETURN FOR THE SMALL-CAP SUPERGROUP AVERAGE WAS 34.42%. THE ONE YEAR AVERAGE ANNUAL TOTAL RETURN WAS 34.42%.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

The threat of inflation and five
pre-emptive interest-rate hikes by
the Federal Reserve Board took
their toll on the majority of
large-cap stocks throughout
most of the 12-month period that
ended April 30, 2000. The Dow
Jones Industrial Average - the
blue chips' benchmark - eked out
a 0.99% return during the period.
The Standard & Poor's 500SM
Index, a group of the U.S.' largest
companies, gained 10.13%.
Instead, investors favored small-
and mid-cap growth stocks, and in
particular, technology,
telecommunications and
biotechnology stocks, which were
impacted less by rising interest
rates. The tech-heavy NASDAQ
Composite Index, the benchmark
for new economy stocks, returned
52.20% during the period. The
Russell 2000(Registered trademark) Index, a barometer of small-cap stocks, returned
18.42%. Toward the end of the
period, a number of negative
factors - including a
less-enthusiastic market outlook
from a notable Wall Street
strategist, a federal judge's
unfavorable ruling against
Microsoft, and consistent monthly
economic data that showed
evidence of inflation - shook the
confidence of small- and mid-cap
investors. After rising to a high of
5048 on March 10, the NASDAQ
suffered a 10%-20% decline in
March, followed by a 25%
pullback during a single week in
mid-April. At the same time, the
Russell 2000 declined more than
6% in both March and April.
Meanwhile, many investors sought
the safety of larger companies as
the period drew to a close.

(photograph of Paul Antico)

An interview with Paul Antico, Portfolio Manager of Fidelity Small Cap
Stock Fund

Q. HOW DID THE FUND PERFORM, PAUL?

A. The fund had a very good year. For the 12 months that ended April 30, 2000, the fund returned 45.24%. That compared favorably with the Russell 2000 Index's return of 18.42% and the small cap funds average, which returned 36.64%, according to Lipper Inc.

Q. WHAT WAS BEHIND THE FUND'S STRONG PERFORMANCE?

A. Superior stock selection made the difference. My approach to fund management is simple: research as many small-cap stocks as possible to find overlooked and/or undervalued companies that show the most promise. Since the universe of small-cap stocks numbers several thousand, my success depends to a great extent on Fidelity's excellent research team, which helps me identify candidates for the fund's portfolio. During the past year, I found great companies in biotechnology, communications and technology, and I carefully selected only those with good, sustainable business models. I also found good companies in foreign markets, particularly Canada, and in many industries less popular with investors.

Q. WHAT ARE SOME EXAMPLES OF THE STOCKS THAT DID WELL?

A. The fund's genomics stocks performed well through most of the year. The promise behind genomics is a revolutionary way to develop new, better and patient-specific drugs in a more timely and efficient manner. Major biotechnology and pharmaceutical companies have committed substantial capital to the future of this business. Fund holdings Celera, Affymetrix and Abgenix all benefited from heightened investor interest. Myriad Genetics, a company with multiple business lines, also performed well. Looking at two of its key subsidiaries, Myriad Pharmaceuticals is developing new drugs, while Myriad Diagnostics already has two products out that test for one's predisposition for breast and ovarian cancer and for hypertension.

Q. WHAT OTHER STOCKS HELPED THE FUND'S PERFORMANCE?

A. Pinnacle Systems, the leader in video-editing boards and systems, is a high-tech company with a terrific brand name and a high growth rate that's accelerating. Its stock was relatively cheap compared with other high-tech companies. Prosofttraining.com is a small company with an aggressive business plan that has been playing out very well. This provider of Internet training wholesales its program to such large corporate clients as IBM, Intel and Hewlett-Packard. Prosoft also created a certification that is fast becoming the industry standard.

Q. WHAT STOCKS DETRACTED FROM THE FUND'S RETURN?

A. Coinstar was a disappointment. This coin machine collection company attempted to start up an Internet division, a very expensive venture. Coin shortages in certain parts of the country also hurt its business. ITT Education shifted from solely providing training programs in such mature technology areas as computer-aided design and engineering to a very good information technology training program. However, an increasing number of students did not complete their programs, dropping out early due to strong employment opportunities. I sold the stock from the portfolio before the end of the period. Boardwalk Equities, a Canadian real estate company with holdings throughout western Canada, suffered from investor indifference. Boardwalk now offers innovative, high-speed wireless Internet access to its tenants and is developing the potential to boost revenues.

Q. PAUL, WHAT'S YOUR OUTLOOK?

A. As usual, I'm cautiously optimistic. I can't predict what is going to happen in the small-cap market, and I spend very little time trying to do so. I focus instead on picking good stocks, company by company. The fund is slightly more diversified and defensive than it's been in the past, but that's simply a result of where I'm finding what I believe are the best long-term investment opportunities. The fund also currently holds more industry leaders than one would generally expect in a small-cap fund. In the short term, psychology determines stock prices. In the long term, it is the earnings potential and cash flow potential that determine a stock's value. I'll stick with my stock picks if I believe that the business makes economic sense, and I'm willing to ride out the short-term ups and downs that are sure to occur.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with small market
capitalizations

FUND NUMBER: 340

TRADING SYMBOL: FSLCX

START DATE: March 12, 1998

SIZE: as of April 30, 2000,
more than $967 million

MANAGER: Paul Antico, since
inception; manager, Fidelity
Select Consumer Industries
Portfolio, 1997-1998;
Fidelity Advisor Consumer
Industries Fund,
1997-1998; Fidelity Select
Industrial Equipment Portfolio,
1996-1997; Fidelity Select
Developing Communications
Portfolio, 1993-1996;
joined Fidelity in 1991

PAUL ANTICO ON THE FUND'S
FOREIGN INVESTMENTS:

"The fund typically has held a
significant portion of foreign
stocks. I find that, in general,
foreign markets are still more
inefficient, stocks are not followed
as closely and this leads to some
terrific investment opportunities.
I tend to stay away from emerging
markets, which can fall prey to
political instability, and instead
invest in more politically stable,
developed markets. I've found
good stocks in Canada, which
continues to be the fund's primary
foreign focus, as well as Japan and
Europe. Canada usually follows the
U.S. stock market patterns, but
many Canadian equities are
currently trading at a significant
discount to comparable companies
in the U.S. for reasons that I do not
believe will continue in the
long-term. Companies have benefited
from the government's effort to
deregulate certain industries and to
spur economic growth through public
investment and reduced taxation.
The fund currently holds about 20%
in foreign stocks, with about 11% in
Canada. Fidelity's excellent team of
international analysts, here in the
U.S. as well as in London and Asia,
helps me find the undiscovered gems
that could be the next industry
leaders."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

CEC Entertainment, Inc.           3.5                      2.1

IMAX Corp.                        3.4                      3.0

Prosoft Training.com              3.1                      0.8

Pinnacle Systems                  3.1                      1.5

Myriad Genetics, Inc.             2.8                      0.6

Source Information Management     2.5                      3.3
Co.

Avis Group Holdings, Inc.         2.2                      0.0

Papa John's International, Inc.   2.0                      0.1

Boardwalk Equities, Inc.          2.0                      1.7

MapInfo Corp.                     1.9                      0.3

                                  26.5                     13.4

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 2000

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

Services                          15.8                     15.1

Media & Leisure                   14.6                     14.0

Health                            11.0                     9.6

Technology                        10.4                     16.0

Retail & Wholesale                10.3                     7.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF APRIL 30, 2000 *                                        AS OF OCTOBER 31, 1999 **

Stocks                          94.6%                         Stocks                                 89.0%

Convertible  Securities          0.4%                         Convertible  Securities                 1.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 5.0%                         Net Other Assets                       10.0%

* FOREIGN  INVESTMENTS          19.9%                         ** FOREIGN INVESTMENTS                 20.0%

Row: 1, Col: 1, Value: 94.59999999999999                      Row: 1, Col: 1, Value: 89.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.4                                    Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.0                                    Row: 1, Col: 8, Value: 10.0







INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets


COMMON STOCKS - 94.6%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.7%

AEROSPACE & DEFENSE - 2.0%

Alliant Techsystems, Inc. (a)     214,200                  $ 14,913,675

BE Aerospace, Inc. (a)            141,800                   1,045,775

Primex Technologies, Inc.         78,900                    1,735,800

Saab AB (B Shares)                150,000                   1,226,369

                                                            18,921,619

DEFENSE ELECTRONICS - 0.3%

Herley Industries, Inc. (a)       129,500                   2,314,813

I. D. Systems Inc.                175,000                   1,115,625

                                                            3,430,438

SHIP BUILDING & REPAIR - 0.4%

Newport News Shipbuilding,        120,800                   4,031,700
Inc.

TOTAL AEROSPACE & DEFENSE                                   26,383,757

BASIC INDUSTRIES - 1.2%

METALS & MINING - 0.5%

Belden, Inc.                      90,000                    2,671,875

Cable Design Technology Corp.     61,300                    2,099,525
(a)

U.S. Aggregates, Inc.             7,900                     134,300

                                                            4,905,700

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                        75,000                    2,362,500

PAPER & FOREST PRODUCTS - 0.4%

Mercer International, Inc.        423,500                   3,493,875
(SBI)

Sino Forest Corp. Class A,        563,100                   566,598
(sub. vtg.) (a)

                                                            4,060,473

TOTAL BASIC INDUSTRIES                                      11,328,673

CONSTRUCTION & REAL ESTATE -
8.7%

BUILDING MATERIALS - 0.7%

Mobile Mini, Inc. (a)             176,000                   3,674,000

York International Corp.          121,400                   2,928,775

                                                            6,602,775

CONSTRUCTION - 0.2%

Volker Wessels Stevin NV          125,000                   1,851,383
(Certificaten Van Aandelen)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - 0.2%

Bracknell Corp. (a)               147,400                  $ 647,015

Kyowa Exeo Corp.                  100,000                   871,093

                                                            1,518,108

REAL ESTATE - 2.0%

Boardwalk Equities, Inc. (a)      2,419,139                 19,113,943

REAL ESTATE INVESTMENT TRUSTS
- 5.6%

Alexandria Real Estate            464,600                   14,867,200
Equities, Inc.

Apartment Investment &            444,100                   17,652,975
Management Co. Class A

BRE Properties, Inc. Class A      529,300                   14,787,319

Correctional Properties Trust     172,600                   2,049,625

Home Properties of New York,      153,069                   4,285,932
Inc.

Reckson Associates Realty         51,600                    1,035,225
Corp.

                                                            54,678,276

TOTAL CONSTRUCTION & REAL                                   83,764,485
ESTATE

DURABLES - 2.3%

AUTOS, TIRES, & ACCESSORIES -
0.6%

Copart, Inc. (a)                  90,600                    1,562,850

First Technology PLC              76,422                    524,749

Kayaba Industry Co. Ltd.          1,235,000                 2,067,089

Sonic Automotive, Inc. (a)        200,700                   2,232,788

                                                            6,387,476

CONSUMER ELECTRONICS - 0.2%

Fossil, Inc. (a)                  74,900                    1,554,175

HOME FURNISHINGS - 0.5%

Linens'n Things, Inc. (a)         155,000                   4,785,625

The Bombay Company, Inc. (a)      161,100                   583,988

                                                            5,369,613

TEXTILES & APPAREL - 1.0%

Gildan Activewear, Inc. Class     45,100                    1,547,494
A (a)

Kellwood Co.                      190,400                   3,260,600

Nautica Enterprises, Inc. (a)     115,000                   1,293,750

Pacific Sunwear of                35,100                    1,195,594
California, Inc. (a)

Stride Rite Corp.                 83,700                    706,219

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Tropical Sportswear               70,000                   $ 1,233,750
International Corp. (a)

Worldtex, Inc. (a)                300,800                   188,000

                                                            9,425,407

TOTAL DURABLES                                              22,736,671

ENERGY - 1.2%

ENERGY SERVICES - 0.3%

Helmerich & Payne, Inc.           65,600                    2,054,100

Superior Energy Services,         150,000                   1,387,500
Inc. (a)

                                                            3,441,600

OIL & GAS - 0.9%

Frontier Oil Corp. (a)            984,700                   6,277,463

Patina Oil & Gas Corp.            90,000                    1,248,750

Santa Fe Snyder Corp. (a)         111,900                   1,028,081

                                                            8,554,294

TOTAL ENERGY                                                11,995,894

FINANCE - 3.8%

CREDIT & OTHER FINANCE - 1.8%

Medallion Financial Corp. (c)     1,059,750                 17,552,109

INSURANCE - 2.0%

Arthur J. Gallagher & Co.         45,000                    1,676,250

Brown & Brown, Inc.               121,300                   4,867,163

Commerce Group, Inc.              68,400                    2,017,800

Everest Re Group Ltd.             125,500                   3,670,875

Hartford Life, Inc. Class A       27,000                    1,329,750

HCC Insurance Holdings, Inc.      236,700                   2,781,225

RenaissanceRe Holdings Ltd.       66,900                    2,458,575

                                                            18,801,638

TOTAL FINANCE                                               36,353,747

HEALTH - 11.0%

DRUGS & PHARMACEUTICALS - 7.7%

Abgenix, Inc. (a)                 70,000                    6,269,375

Alkermes, Inc. (a)                16,800                    894,600

Chirex, Inc. (a)                  133,700                   2,272,900

Dimethaid Research, Inc. (a)      728,900                   5,193,068

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Gene Logic, Inc. (a)              175,200                  $ 4,708,500

Human Genome Sciences, Inc.       194,000                   14,853,125
(a)

Myriad Genetics, Inc. (a)         413,300                   26,606,188

NBTY, Inc. (a)                    140,000                   2,485,000

PE Corp. - Celera Genomics        68,600                    5,659,500
Group (a)

Rexall Sundown, Inc. (a)          125,000                   2,406,250

Unigene Laboratories, Inc. (a)    1,341,500                 2,683,000

                                                            74,031,506

MEDICAL EQUIPMENT & SUPPLIES
- 2.8%

Allscripts, Inc.                  22,000                    682,000

Cyberonics, Inc. (a)              403,500                   8,221,313

DENTSPLY International, Inc.      70,100                    2,037,281

I-Stat Corp. (a)(c)               922,700                   11,937,431

Resmed, Inc. (a)                  34,300                    1,166,200

Visible Genetics, Inc. (a)        90,000                    3,301,875

                                                            27,346,100

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Medquist, Inc. (a)                60,000                    2,126,250

Syncor International Corp. (a)    60,200                    2,483,250

                                                            4,609,500

TOTAL HEALTH                                                105,987,106

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.2%

ELECTRICAL EQUIPMENT - 4.9%

Allen Telecom, Inc. (a)           349,400                   6,201,850

ANTEC Corp. (a)                   40,000                    2,150,000

C&D Technologies, Inc.            40,100                    2,583,944

California Amplifier, Inc. (a)    107,500                   2,902,500

Datakey, Inc. (a)(c)              450,000                   3,150,000

Pinnacle Systems (a)              1,243,800                 29,851,200

                                                            46,839,494

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Badger Daylighting, Inc. (a)      791,500                   1,838,709

BOLDER Technologies Corp. (a)     146,500                   1,025,500

CNH Global NV                     387,800                   5,235,300

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Kennametal, Inc.                  55,000                   $ 1,581,250

Lindsay Manufacturing Co.         177,500                   3,172,813

                                                            12,853,572

TOTAL INDUSTRIAL MACHINERY &                                59,693,066
EQUIPMENT

MEDIA & LEISURE - 14.6%

BROADCASTING - 1.3%

Regional Cablesystems, Inc.       224,000                   2,344,679
(a)

SBS Broadcasting SA (a)           23,600                    1,298,000

Videotron Group Ltd. (sub.        384,800                   9,250,999
vtg.)

                                                            12,893,678

ENTERTAINMENT - 3.8%

Bally Total Fitness Holding       80,000                    1,790,000
Corp. (a)

Fitness First PLC (a)             75,000                    1,310,766

IMAX Corp. (a)                    1,458,400                 32,500,810

Lakes Gaming, Inc. (a)            35,500                    290,656

Toolex International NV (a)       21,205                    367,219

                                                            36,259,451

LEISURE DURABLES & TOYS - 0.3%

Callaway Golf Co.                 103,000                   1,712,375

Koala Corp. (a)                   85,600                    1,294,700

                                                            3,007,075

LODGING & GAMING - 0.9%

Millennium & Copthorne Hotels     350,000                   2,216,767
PLC

Prime Hospitality Corp. (a)       519,100                   4,801,675

Scandic Hotels AB                 155,100                   1,650,222

                                                            8,668,664

RESTAURANTS - 8.3%

CEC Entertainment, Inc. (a)       1,143,150                 34,294,486

Main Street and Main, Inc. (a)    482,500                   1,537,969

Morton's Restaurant Group,        34,100                    647,900
Inc. (a)

Outback Steakhouse, Inc. (a)      159,450                   5,221,988

Papa John's International,        700,800                   19,272,000
Inc. (a)

PJ America, Inc. (a)              157,200                   1,768,500

Ruby Tuesday, Inc.                180,200                   3,772,938

Sizzler International, Inc.       2,755,800                 6,889,500
(a)(c)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Sonic Corp. (a)                   80,100                   $ 2,227,781

Uno Restaurant Corp. (a)          482,610                   5,097,568

                                                            80,730,630

TOTAL MEDIA & LEISURE                                       141,559,498

NONDURABLES - 2.5%

AGRICULTURE - 0.1%

IAWS Group PLC                    200,000                   1,276,030

BEVERAGES - 1.4%

Canandaigua Brands, Inc.          114,200                   5,752,825
Class A (a)

Celestial Seasonings, Inc. (a)    143,300                   4,818,463

Grolsch NV                        50,000                    849,927

H.P. Bulmer Holdings PLC          192,029                   1,344,515

Lion Nathan Ltd.                  569,800                   1,150,814

                                                            13,916,544

FOODS - 1.0%

American Italian Pasta Co.        71,100                    1,759,725
Class A (a)

Corn Products International,      114,200                   2,740,800
Inc.

Goodman Fielder Ltd.              2,600,000                 1,928,203

Greggs PLC                        85,000                    2,772,998

                                                            9,201,726

TOTAL NONDURABLES                                           24,394,300

RETAIL & WHOLESALE - 10.3%

APPAREL STORES - 4.1%

Blacks Leisure Group PLC          330,000                   1,657,157

Brice SA                          7,655                     290,249

Hibbett Sporting Goods, Inc.      642,500                   15,420,000
(a)(c)

J. Baker, Inc.                    642,500                   4,176,250

Reitmans Canada Ltd.              99,500                    1,209,481

United Retail Group, Inc. (a)     249,500                   2,042,781

Venator Group, Inc. (a)           1,226,600                 14,565,875

                                                            39,361,793

DRUG STORES - 0.2%

Duane Reade, Inc. (a)             60,000                    1,800,000

GENERAL MERCHANDISE STORES -
2.2%

Ames Department Stores, Inc.      368,100                   6,602,794
(a)

Freds, Inc. Class A               163,400                   2,573,550

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Michaels Stores, Inc. (a)         60,000                   $ 2,366,250

Shopko Stores, Inc. (a)           110,000                   1,966,250

T.J. Hughes PLC                   500,000                   2,306,948

Tuesday Morning Corp. (a)         305,000                   3,812,500

Warehouse Group Ltd. (The)        910,000                   1,877,671

                                                            21,505,963

GROCERY STORES - 0.6%

Fleming Companies, Inc.           247,767                   4,072,670

Iceland Group PLC                 325,000                   1,431,356

                                                            5,504,026

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.2%

Advanced Marketing Services,      139,650                   2,773,362
Inc.

AgriBioTech, Inc. warrants        60,000                    1
12/31/01 (a)

Barbeques Galore Ltd.             223,200                   1,855,350
sponsored ADR (a)

Forzani Group Ltd. (a)            1,271,800                 3,564,269

Future Shop Ltd. (a)(c)           894,900                   12,691,045

Rex Stores Corp. (a)              191,400                   4,808,925

ShopNow.com, Inc.                 35,000                    223,125

Ultimate Electronics, Inc. (a)    191,600                   5,676,150

                                                            31,592,227

TOTAL RETAIL & WHOLESALE                                    99,764,009

SERVICES - 15.8%

ADVERTISING - 0.2%

ADVO, Inc. (a)                    65,000                    1,950,000

EDUCATIONAL SERVICES - 3.6%

New Horizons Worldwide, Inc.      257,000                   4,529,625
(a)

Prosoft Training.com (a)(c)       1,811,600                 30,344,300

                                                            34,873,925

LEASING & RENTAL - 3.0%

Avis Europe PLC                   2,500,000                 7,379,125

Avis Group Holdings, Inc. (a)     1,038,800                 21,035,700

                                                            28,414,825

SERVICES - 9.0%

ACNielsen Corp. (a)               110,000                   2,536,875

Bright Horizons Family            215,200                   3,873,600
Solutions, Inc. (a)

Caremark Rx, Inc. (a)             1,200,000                 7,650,000

Charles River Associates,         200,000                   4,062,500
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Childtime Learning Centers,       505,200                  $ 3,536,400
Inc. (a)(c)

Cornell Corrections, Inc.         860,800                   7,747,200
(a)(c)

Forrester Research, Inc. (a)      152,500                   6,910,156

Glotel PLC (a)                    200,000                   1,701,083

Harvey Nash Group PLC             650,500                   7,801,460

Insurance Auto Auctions, Inc.     55,900                    929,338
(a)

Medialink Worldwide, Inc.         553,300                   4,080,588
(a)(c)

Register.com, Inc.                5,000                     255,000

Ritchie Bros. Auctioneers,        104,400                   2,401,200
Inc. (a)

Sifo Group AB (B Shares)          37,520                    483,245

Source Information Management     1,658,000                 24,455,500
Co. (a)(c)

StarTek, Inc. (a)                 114,500                   5,882,438

Transportes Azkar SA              200,000                   2,734,350

                                                            87,040,933

TOTAL SERVICES                                              152,279,683

TECHNOLOGY - 10.4%

COMMUNICATIONS EQUIPMENT - 0.7%

Eltek ASA                         186,000                   2,901,976

Inter-Tel, Inc.                   50,400                    1,020,600

PictureTel Corp. (a)              170,000                   722,500

Tandberg ASA (a)                  93,300                    1,429,581

Xircom, Inc. (a)                  13,000                    512,688

                                                            6,587,345

COMPUTER SERVICES & SOFTWARE
- 5.4%

Affymetrix, Inc. (a)              42,600                    5,753,663

Black Box Corp. (a)               45,500                    3,500,656

Cambridge Technology              83,200                    915,200
Partners, Inc. (a)

HotJobs.com Ltd.                  160,000                   1,860,000

ICT Automatisering NV             50,547                    2,043,252

Integrated Measurement            99,500                    1,946,469
Systems, Inc. (a)

Interact Commerce Corp.           19,400                    283,725

MapInfo Corp. (a)(c)              620,800                   18,391,200

Meta Group, Inc. (a)              70,500                    1,586,250

Moldflow Corp.                    235,100                   4,349,350

Novadigm, Inc. (a)                65,000                    889,688

Orbotech Ltd.                     20,000                    1,705,000

PC-Tel, Inc.                      35,000                    1,172,500

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Technology Solutions, Inc.        681,200                  $ 4,470,375

Titan Corp. (a)                   50,000                    2,146,875

Triad Group PLC                   300,000                   1,211,730

                                                            52,225,933

COMPUTERS & OFFICE EQUIPMENT
- 2.4%

Ciprico, Inc. (a)                 155,800                   1,723,538

Coinstar, Inc. (a)                787,400                   8,809,038

Cybex Corp. (a)                   92,300                    2,526,713

Extended Systems, Inc. (a)        64,500                    2,563,875

Identix, Inc. (a)                 84,500                    1,262,219

MTI Technology Corp. (a)          153,200                   2,374,600

ScanSource, Inc. (a)              38,100                    1,314,450

Zebra Technologies Corp.          45,000                    2,565,000
Class A (a)

                                                            23,139,433

ELECTRONIC INSTRUMENTS - 0.4%

Tecan AG                          1,500                     1,296,684

Tokyo Seimitsu Co. Ltd.           10,000                    1,044,942

Varian, Inc. (a)                  45,000                    1,636,875

                                                            3,978,501

ELECTRONICS - 1.5%

Celestica, Inc. (sub. vtg.)       33,800                    1,823,757
(a)

Micronas Semiconductor            5,000                     2,661,431
Holding AG (a)

Muehlbauer Holding AG & Co.       30,000                    1,900,373

S3, Inc. (a)                      107,800                   1,515,938

SmartDisk Corp.                   58,100                    1,474,288

Tech-Sym Corp. (a)                126,900                   2,696,625

Toko, Inc.                        325,000                   2,704,827

                                                            14,777,239

TOTAL TECHNOLOGY                                            100,708,451

TRANSPORTATION - 3.3%

AIR TRANSPORTATION - 0.7%

Atlantic Coast Airlines           214,600                   6,411,175
Holdings, Inc. (a)

RAILROADS - 0.5%

Westinghouse Air Brake Co.        430,962                   4,875,258

SHIPPING - 0.7%

Bergesen dy ASA:

(A Shares)                        26,800                    451,105

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

Bergesen dy ASA: - continued

(B Shares)                        122,300                  $ 1,956,001

OMI Corp. (a)                     448,500                   1,569,750

Teekay Shipping Corp.             95,900                    3,146,719

                                                            7,123,575

TRUCKING & FREIGHT - 1.4%

Circle International Group,       87,000                    2,310,938
Inc.

Covenant Transport, Inc.          327,700                   4,321,544
Class A (a)

EGL, Inc. (a)                     72,400                    1,660,675

Forward Air Corp. (a)             95,500                    3,282,813

TDG PLC                           700,000                   2,066,155

                                                            13,642,125

TOTAL TRANSPORTATION                                        32,052,133

UTILITIES - 0.6%

CELLULAR - 0.3%

Arch Communications Group,        400,000                   2,975,000
Inc. (a)

Mobilephone                       4                         79,157
Telecommunications
International Ltd.

                                                            3,054,157

ELECTRIC UTILITY - 0.3%

Black Hills Corp.                 46,500                    1,066,594

Independent Energy Holdings       51,000                    1,989,000
PLC sponsored ADR (a)

                                                            3,055,594

TOTAL UTILITIES                                             6,109,751

TOTAL COMMON STOCKS                                         915,111,224
(Cost $828,151,903)

CONVERTIBLE BONDS - 0.4%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ELECTRICAL EQUIPMENT - 0.4%

ANTEC Corp. 4.5% 5/15/03 (d)   B2      $ 1,625,000            3,727,344
(Cost $1,663,352)

CASH EQUIVALENTS - 6.0%

                                       SHARES               VALUE (NOTE 1)

Central Cash Collateral Fund,          14,795,800           $ 14,795,800
5.94% (b)

Taxable Central Cash Fund,             43,052,208             43,052,208
5.77% (b)

TOTAL CASH EQUIVALENTS                                        57,848,008
(Cost $57,848,008)

TOTAL INVESTMENT PORTFOLIO -                                 976,686,576
101.0%
(Cost $887,663,263)

NET OTHER ASSETS - (1.0)%                                    (9,298,772)

NET ASSETS - 100%                                          $ 967,387,804

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,727,344 or 0.4% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     80.1%

Canada                       10.5

United Kingdom                3.6

Netherlands                   1.1

Others (individually less     4.7
than 1%)

                            100.0%

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $895,644,876. Net unrealized appreciation aggregated $81,041,700, of which $170,572,389 related to appreciated investment securities and $89,530,689 related to depreciated investment securities.

The fund hereby designates approximately $192,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            APRIL 30, 2000

ASSETS

Investment in securities, at                 $ 976,686,576
value (cost $887,663,263) -
See accompanying schedule

Foreign currency held at                      45,871
value (cost $45,817)

Receivable for investments                    21,979,888
sold

Receivable for fund shares                    760,436
sold

Dividends receivable                          358,759

Interest receivable                           241,372

Redemption fees receivable                    7,324

Other receivables                             221,843

 TOTAL ASSETS                                 1,000,302,069

LIABILITIES

Payable for investments        $ 16,908,783
purchased

Payable for fund shares         380,918
redeemed

Accrued management fee          670,862

Other payables and accrued      157,902
expenses

Collateral on securities        14,795,800
loaned, at value

 TOTAL LIABILITIES                            32,914,265

NET ASSETS                                   $ 967,387,804

Net Assets consist of:

Paid in capital                              $ 866,258,928

Undistributed net investment                  44,549
income

Accumulated undistributed net                 12,077,843
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   89,006,484
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 70,381,333                   $ 967,387,804
shares outstanding

NET ASSET VALUE, offering                     $13.74
price and redemption price
per share ($967,387,804
(divided by) 70,381,333
shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE REDEMPTION FEE.

STATEMENT OF OPERATIONS

                                 YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME                              $ 2,989,855
Dividends

Interest                                        4,020,084

Security lending                                193,255

 TOTAL INCOME                                   7,203,194

EXPENSES

Management fee Basic fee         $ 4,663,296

 Performance adjustment           853,037

Transfer agent fees               1,436,072

Accounting and security           234,927
lending fees

Non-interested trustees'          1,733
compensation

Custodian fees and expenses       110,768

Registration fees                 86,820

Audit                             30,383

Legal                             7,615

Reports to shareholders           47,736

Miscellaneous                     1,149

 Total expenses before            7,473,536
reductions

 Expense reductions               (215,745)     7,257,791

NET INVESTMENT INCOME (LOSS)                    (54,597)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            137,601,478
(including realized gain
(loss) of $(4,864,387) on
sales of investments in
affiliated issuers)

 Foreign currency transactions    16,084

 Futures contracts                2,130,080     139,747,642

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            75,252,426

 Assets and liabilities in        (16,345)      75,236,081
foreign currencies

NET GAIN (LOSS)                                 214,983,723

NET INCREASE (DECREASE) IN                     $ 214,929,126
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (54,597)                 $ 74,320
income (loss)

 Net realized gain (loss)         139,747,642                (125,408,256)

 Change in net unrealized         75,236,081                 8,980,239
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       214,929,126                (116,353,697)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     -                          (417,641)
From net investment income

 In excess of net investment      -                          (858,002)
income

 TOTAL DISTRIBUTIONS              -                          (1,275,643)

Share transactions Net            426,546,817                78,475,113
proceeds from sales of shares

 Reinvestment of distributions    -                          1,247,873

 Cost of shares redeemed          (103,396,967)              (281,733,649)

 NET INCREASE (DECREASE) IN       323,149,850                (202,010,663)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   2,986,482                  7,964,923

  TOTAL INCREASE (DECREASE)       541,065,458                (311,675,080)
IN NET ASSETS

NET ASSETS

 Beginning of period              426,322,346                737,997,426

 End of period (including        $ 967,387,804              $ 426,322,346
undistributed net investment
income of $44,549 and
$65,541, respectively)

OTHER INFORMATION
Shares

 Sold                             33,983,353                 8,142,223

 Issued in reinvestment of        -                          148,911
distributions

 Redeemed                         (8,670,441)                (33,192,383)

 Net increase (decrease)          25,312,912                 (24,901,249)


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            2000       1999       1998 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.46     $ 10.55    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)      .00        .01

Net realized and unrealized       4.22       (1.20)     .54
gain (loss)

Total from investment             4.22       (1.20)     .55
operations

Less Distributions

 From net investment income       -          (.01)      -

In excess of net investment       -          (.01)      -
income

Total distributions               -          (.02)      -

Redemption fees added to paid     .06        .13        -
in capital

Net asset value, end of period   $ 13.74    $ 9.46     $ 10.55

TOTAL RETURN B, C                 45.24%     (10.12)%   5.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 967,388  $ 426,322  $ 737,997
(000 omitted)

Ratio of expenses to average      1.17%      1.04%      1.50% A, E
net assets

Ratio of expenses to average      1.13% F    .99% F     1.48% A, F
net assets  after expense
reductions

Ratio of net investment           (.01)%     .01%       .67% A
income (loss) to average net
assets

Portfolio turnover rate           120%       170%       75% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR THE PERIOD MARCH 12, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1998.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TRADING (REDEMPTION) FEES. Shares held in the fund less than three years were subject to a trading fee equal to 3.00% of the proceeds of the redeemed shares. Redemptions after April 28, 2000 of shares held in the fund less than three years will be subject to a trading fee equal to 2.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates.

The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,010,764,380 and $698,232,870, respectively.

The market value of futures contracts opened and closed during the period amounted to $45,972,721 and $48,102,801, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .86% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $39,149 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $13,763,525. The fund received cash collateral of $14,795,800 which was invested in the cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $200,091 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $12,991 and $2,663, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                           PURCHASE COST      SALES COST        DIVIDEND INCOME      VALUE

Centigram Communications            $ 751,902          $ 919,938         $ -                  $ -
Corp.

Childtime Learning Centers,          429,000            1,012,500         -                    3,536,400
Inc.

Ciprico, Inc.                        93,438             94,688            -                    -

Cornell Corrections, Inc.            3,634,605          -                 -                    7,747,200

Datakey, Inc.                        550,000            -                 -                    3,150,000

EIS International, Inc.              351,850            2,177,385         -                    -

Future Shop Ltd.                     1,232,927          -                 -                    12,691,045

Hibbett Sporting Goods, Inc.         5,682,376          1,498,750         -                    15,420,000

I-Stat Corp.                         814,309            -                 -                    11,937,431

MapInfo Corp.                        5,904,511          -                 -                    18,391,200

Maxwell Technologies, Inc.           476,406            2,354,737         -                    -

Mechanical Dynamics, Inc.            -                  2,854,237         -                    -

Mecon, Inc.                          614,606            7,115,876         -                    -

Medallion Financial Corp.            5,448,779          -                 -                    17,552,109

Medialink Worldwide, Inc.            938,196            3,026,473         -                    4,080,588

New World Coffee & Bagels,           -                  342,491           -                    -
Inc.

Prosoft Training.com                 6,775,839          -                 -                    30,344,300

Simware, Inc.                        -                  199,589           -                    -

Sizzler International, Inc.          4,073,567          -                 -                    6,889,500

Source Information Management        18,738,313         6,079,049         -                    24,455,500
Co.

TOTALS                              $ 56,510,624       $ 27,675,713      $ -                  $ 156,195,273


INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Small Cap Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Stock Fund, (the fund), a series of Fidelity Commonwealth Trust (the Trust), including the portfolio of investments, as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers ; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Stock Fund as of April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America .

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 2, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on June 5, 2000, to shareholders of record at the opening of business on June 2, 2000, a distribution of $.29 per share derived from capital gains realized from sales of portfolio securities.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc.
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Paul Antico, Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

SLCX-ANN-0600  104093
1.703590.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund (registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark)  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
500 INDEX
FUND
(FORMERLY SPARTAN MARKET INDEX FUND)

ANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     6   The manager's review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            9   A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   10  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          29  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         33  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  38  The auditors' opinion

DISTRIBUTIONS                 39

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

New indicators of accelerating inflation led to a sharp downturn in equity markets, as the Dow Jones Industrial Average, NASDAQ and S&P 500(registered trademark) each suffered its worst single-session point decline in history on April 14. Volatility ruled the remainder of the month, with equity markets experiencing both strong rallies and broad sell-offs. Inflation-sensitive Treasuries experienced similar volatility, as prices for the bellwether 10-year note edged lower throughout the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN (REGISTERED               9.91%        204.43%       446.71%
TRADEMARK) 500 INDEX

S&P 500 (registered trademark)    10.13%       208.38%       459.05%

S&P 500 Index Objective Funds     9.46%        201.26%       436.30%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 Index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 119 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN 500 INDEX                9.91%        24.94%        18.52%

S&P 500                          10.13%       25.26%        18.78%

S&P 500 Index Objective Funds    9.46%        24.68%        18.28%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan 500 Index Fund      S&P 500
             00317                       SP001
  1990/04/30      10000.00                    10000.00
  1990/05/31      11013.02                    10975.00
  1990/06/30      10942.89                    10900.37
  1990/07/31      10910.11                    10865.49
  1990/08/31       9922.38                     9883.25
  1990/09/30       9437.38                     9401.93
  1990/10/31       9404.31                     9361.51
  1990/11/30      10011.97                     9966.26
  1990/12/31      10277.42                    10244.32
  1991/01/31      10732.62                    10690.97
  1991/02/28      11501.03                    11455.37
  1991/03/31      11774.21                    11732.59
  1991/04/30      11803.66                    11760.75
  1991/05/31      12308.45                    12268.82
  1991/06/30      11738.54                    11706.91
  1991/07/31      12289.84                    12252.45
  1991/08/31      12573.98                    12542.83
  1991/09/30      12366.24                    12333.37
  1991/10/31      12528.50                    12498.63
  1991/11/30      12020.36                    11994.94
  1991/12/31      13394.30                    13367.16
  1992/01/31      13144.26                    13118.53
  1992/02/29      13308.08                    13289.07
  1992/03/31      13043.62                    13029.93
  1992/04/30      13425.46                    13413.01
  1992/05/31      13486.21                    13478.74
  1992/06/30      13285.59                    13277.90
  1992/07/31      13822.78                    13820.97
  1992/08/31      13538.90                    13537.64
  1992/09/30      13695.16                    13697.38
  1992/10/31      13734.72                    13745.33
  1992/11/30      14196.20                    14214.04
  1992/12/31      14372.92                    14388.87
  1993/01/31      14483.52                    14509.74
  1993/02/28      14678.17                    14707.07
  1993/03/31      14983.67                    15017.39
  1993/04/30      14614.31                    14653.97
  1993/05/31      15001.47                    15046.70
  1993/06/30      15037.48                    15090.33
  1993/07/31      14969.97                    15029.97
  1993/08/31      15528.08                    15599.61
  1993/09/30      15406.13                    15479.49
  1993/10/31      15723.04                    15799.92
  1993/11/30      15569.11                    15649.82
  1993/12/31      15755.20                    15839.18
  1994/01/31      16283.41                    16377.71
  1994/02/28      15837.16                    15933.88
  1994/03/31      15141.05                    15239.16
  1994/04/30      15337.98                    15434.22
  1994/05/31      15585.30                    15687.34
  1994/06/30      15197.58                    15303.00
  1994/07/31      15695.11                    15804.94
  1994/08/31      16330.84                    16452.94
  1994/09/30      15929.10                    16049.84
  1994/10/31      16281.22                    16410.97
  1994/11/30      15683.53                    15813.28
  1994/12/31      15916.60                    16047.79
  1995/01/31      16326.75                    16463.91
  1995/02/28      16955.96                    17105.51
  1995/03/31      17447.49                    17610.29
  1995/04/30      17958.31                    18128.91
  1995/05/31      18665.96                    18853.53
  1995/06/30      19087.11                    19291.49
  1995/07/31      19720.83                    19931.20
  1995/08/31      19768.12                    19981.23
  1995/09/30      20593.37                    20824.44
  1995/10/31      20517.29                    20750.09
  1995/11/30      21406.45                    21661.02
  1995/12/31      21805.41                    22078.21
  1996/01/31      22551.18                    22829.75
  1996/02/29      22753.26                    23041.39
  1996/03/31      22986.44                    23263.28
  1996/04/30      23315.23                    23606.18
  1996/05/31      23905.12                    24214.98
  1996/06/30      24000.28                    24307.24
  1996/07/31      22933.60                    23233.34
  1996/08/31      23402.74                    23723.34
  1996/09/30      24707.61                    25058.49
  1996/10/31      25387.32                    25749.60
  1996/11/30      27292.49                    27696.01
  1996/12/31      26732.36                    27147.35
  1997/01/31      28393.75                    28843.52
  1997/02/28      28603.93                    29069.65
  1997/03/31      27412.93                    27875.18
  1997/04/30      29045.55                    29539.33
  1997/05/31      30813.80                    31337.68
  1997/06/30      32174.76                    32741.61
  1997/07/31      34742.39                    35346.86
  1997/08/31      32800.02                    33366.73
  1997/09/30      34583.52                    35194.23
  1997/10/31      33440.64                    34018.74
  1997/11/30      34962.77                    35593.47
  1997/12/31      35561.53                    36204.61
  1998/01/31      35961.28                    36605.03
  1998/02/28      38520.67                    39244.98
  1998/03/31      40472.66                    41254.72
  1998/04/30      40877.59                    41669.74
  1998/05/31      40155.98                    40953.44
  1998/06/30      41795.47                    42616.97
  1998/07/31      41342.62                    42163.10
  1998/08/31      35364.98                    36067.16
  1998/09/30      37634.57                    38377.62
  1998/10/31      40697.97                    41499.25
  1998/11/30      43154.02                    44014.52
  1998/12/31      45690.51                    46550.64
  1999/01/31      47538.70                    48497.39
  1999/02/28      46044.07                    46990.09
  1999/03/31      47902.98                    48870.16
  1999/04/30      49740.46                    50762.90
  1999/05/31      48551.19                    49564.39
  1999/06/30      51234.16                    52315.21
  1999/07/31      49628.87                    50681.93
  1999/08/31      49374.83                    50431.06
  1999/09/30      48012.77                    49048.74
  1999/10/31      51034.17                    52152.55
  1999/11/30      52055.72                    53212.81
  1999/12/31      55124.49                    56347.04
  2000/01/31      52348.87                    53516.17
  2000/02/29      51354.46                    52503.11
  2000/03/31      56370.24                    57639.49
  2000/04/28      54671.00                    55905.11
IMATRL PRASUN   SHR__CHT 20000430 20000518 120730 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan 500 Index Fund on April 30, 1990. As the chart shows, by April 30, 2000, the value of the investment would have grown to $54,671 - a 446.71% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,905 - a 459.05% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER S&P 500 FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF APRIL 30, 2000, THE ONE YEAR, FIVE YEAR AND TEN YEAR CUMULATIVE TOTAL RETURNS FOR THE S&P 500 FUNDS WERE 9.46%, 201.26% AND 436.30%, RESPECTIVELY. THE ONE YEAR, FIVE YEAR AND TEN YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 9.46%, 24.68% AND 18.28%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

An interview with Dean Barr, who oversees the Spartan 500 Index Fund's investment management personnel as Managing Director for Bankers
Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the 12 months that ended April 30, 2000, the fund posted a total return of 9.91% - in line with the 10.13% return for the Standard & Poor's 500 Index. The fund also compares its performance to the S&P 500 Index objective funds average tracked by Lipper Inc., which returned 9.46% during the same period.

Q. AS THE PERIOD PROGRESSED, THE THREAT OF INFLATION SPURRED THE
FEDERAL RESERVE BOARD TO INCREASE KEY INTEREST RATES ON FIVE
OCCASIONS. HOW DID THIS ENVIRONMENT AFFECT THE FUND?

A. For the majority of the period, the Fed's attempt to ward off inflation by increasing interest rates was most damaging to many financial stocks, which often suffer in such an economic environment. Earlier in the period, the Fed's tightening of the money supply did hamper some of the fund's financial holdings. However, despite two more Fed hikes during the first quarter of 2000, the fund's financial stocks outperformed most other sectors in the latter part of the period as investors sold off high-priced technology names in favor of more-established companies. Additionally, many banks and brokerages delivered positive earnings surprises in the first quarter of 2000, which also boosted prices. Morgan Stanley Dean Witter, for example, rose to a 12-month high in March after its first-quarter earnings beat Wall Street's consensus estimate by 28 cents per share. Other financial stocks such as Fannie Mae and Freddie Mac also caught the upswing in prices during this flight to quality.

Q. THE FUND'S LARGEST INDUSTRY SECTOR, TECHNOLOGY, EXPERIENCED
TREMENDOUS GROWTH DURING THE PERIOD. BUT FOR MANY OF THOSE STOCKS, IT WAS A WILD RIDE . . .

A. Indeed it was, particularly toward the end of the period. The fund's top contributors came from this sector, but many gave back some hefty gains in March and April when the technology sector suffered a correction. After a tremendous run-up in the prices of many technology stocks in 1999, investors took profits in the sector beginning in March, retreating to blue-chip companies. In the first quarter, the fund's sector positions in industrial machinery, financials, durables, transportation, media and leisure, retail, energy and basic industries all outperformed technology issues. The bear market in the technology sector continued in April, culminating with the largest one-day point drop - a 355 point slide - in the tech-heavy NASDAQ Composite Index on April 14. Still, value investors seeking bargains in many of these beaten-down technology stocks pushed the NASDAQ up a two-day record 14.2%, from April 17-18.

Q. WHICH TECHNOLOGY STOCKS WERE TOP CONTRIBUTORS? WHICH DISAPPOINTED?

A. The fund's top three performers were Cisco Systems, Intel and Oracle - all companies involved in providing the infrastructure necessary for people to access the Internet. The stocks of these companies soared during the period on higher demand for e-business networking solutions and semiconductors, and robust computer sales. Oracle's stock price rose 400% to roughly $75 per share during the period on demand for its e-business software, while investors bid up Cisco on demand for its high-speed routers. Intel soared on demand for its semiconductor chips and a new product to enhance wireless transmission. For disappointments, the fund's position in Microsoft - its fourth-largest holding - detracted from performance as investors reacted negatively to ongoing developments in a government antitrust suit against the software giant. After reaching a high of about $120 per share earlier in the period, shares of Microsoft fell to a low of $65 per share in April.

Q. HOW DID THE FUND'S STAKE IN THE HEALTH CARE SECTOR PERFORM?

A. Generally, health stocks didn't participate in the market's gains as much as other sectors, such as technology stocks. The fund's positions in weaker-performing pharmaceutical stocks such as Merck, Pfizer and Schering-Plough hindered performance as these companies suffered from concerns over patent expirations, leaner product pipelines and the possibility of government health care reform. Even heightened merger and acquisition activity failed to lift most drug stocks higher. Additionally, health product manufacturer Johnson & Johnson was punished after the company announced it would stop selling its popular heartburn drug - Propulsid - due to a warning by the Food and Drug Administration that the product may cause negative cardiovascular side effects. Shares of the company fell sharply in January before rebounding some in April after a positive earnings report. Two of the fund's biotechnology positions - Amgen and Biogen - were positive contributors to the fund as both companies benefited from the market's surging interest in genomics, or the mapping of the human genetic code.

Q. TWO OF THE FUND'S WORST PERFORMERS WERE NONDURABLES PROCTER &
GAMBLE AND COCA-COLA. WHAT HAPPENED TO THOSE STOCKS?

A. Shares of household products manufacturer Procter & Gamble suffered from several shareholder class-action suits alleging the consumer products company misrepresented its financial condition. The consumer giant warned investors in early March that it expected earnings to come in 10%-11% below Wall Street's estimates in April, which it did. Procter & Gamble also said it would need to revise future earnings forecasts downward for the remainder of the fiscal year. Investors reacted negatively to the company's news, followed by several subsequent analysts' downgrades, and the stock fell roughly 30%. Shares of Coca-Cola also fell about 30% during the period for a number of reasons, including slower overseas sales volume due to a contamination scare and product recall, numerous analysts price target adjustments, the unexpected retirement of its chief executive officer, and a restructuring announcement that included the elimination of 6,000 jobs.

Q. WHAT IS YOUR OUTLOOK, DEAN?

A. In the short term, I would expect the volatility in the market to continue, as investors weigh the potential impact of higher interest rates and recent data that suggests inflation may be penetrating into the U.S. economy. If so, I would expect modest gains going forward, with slower growth in the technology sector. Longer term, if inflation remains in check, productivity remains strong and the majority of larger U.S. companies continue to follow up the first quarter with positive earnings growth, I foresee a favorable U.S. equities market for the remainder of the year.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF BANKERS TRUST OR ANY OTHER PERSON IN THE BANKERS TRUST ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND BANKERS TRUST DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks total return that
corresponds to that of the
Standard & Poor's 500 Index

FUND NUMBER: 317

TRADING SYMBOL: FSMKX

START DATE: March 6, 1990

SIZE: as of April 30, 2000,
more than $10.0 billion

MANAGER: Bankers Trust,
since 1997

DEAN BARR ON CHANGES
TO THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be representative
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, these
changes are based on events such
as acquisitions, spin-offs or shifts
in asset size."

Here are some recent changes to
the index:

(solid bullet) January 3, 2000: Republic
New York was removed from the
index and replaced by NCR Corp.
following the acquisition of Republic
New York by HSBC Holdings PLC.

(solid bullet) January 5, 2000: General
Instrument Co. was deleted and
replaced by Young and Rubicam
following the acquisition of
General Instrument by Motorola.

(solid bullet) January 28, 2000: Consolidated
Natural Gas was removed and
replaced by Conexant Systems
Inc. following the acquisition of
Consolidated Natural by S&P
component Dominion Resources.

(solid bullet) March 31, 2000: Pep Boys was deleted from the index and replaced by Veritas Software, primarily for market capitalization reasons. Also,
Monsanto Co. and Pharmacia &
Upjohn were deleted from the index
after the two companies merged and
became Pharmacia Corp. As a result,
both Pharmacia and Linear
Technology Corp. were added to the
index.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF APRIL
30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

General Electric Co.            4.1                      3.9

Cisco Systems, Inc.             3.8                      2.1

Intel Corp.                     3.4                      2.2

Microsoft Corp.                 2.9                      4.1

Exxon Mobil Corp.               2.1                      2.2

Wal-Mart Stores, Inc.           2.0                      2.2

Oracle Corp.                    1.8                      0.6

International Business          1.6                      1.5
Machines Corp.

Citigroup, Inc.                 1.6                      1.6

Lucent Technologies, Inc.       1.6                      1.7

                                24.9                     22.1

TOP TEN MARKET SECTORS AS OF
APRIL 30, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Technology                      32.1                     22.8

Finance                         12.7                     15.3

Utilities                       10.2                     11.3

Health                          9.6                      10.7

Retail & Wholesale              5.8                      6.2

Energy                          5.3                      5.8

Industrial Machinery &          5.2                      5.9
Equipment

Nondurables                     5.0                      6.9

Media & Leisure                 4.6                      4.5

Basic Industries                2.8                      3.3

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)


TO MATCH THE STANDARD & POOR'S 500 INDEX, SPARTAN 500 INDEX SEEKS 100% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.


INVESTMENTS APRIL 30, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 98.2%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.3%

AEROSPACE & DEFENSE - 1.1%

BFGoodrich Co.                    87,520                 $ 2,790

Boeing Co.                        694,684                 27,570

Honeywell International, Inc.     633,037                 35,450

Lockheed Martin Corp.             316,636                 7,876

Northrop Grumman Corp.            55,600                  3,941

Rockwell International Corp.      151,800                 5,977

Textron, Inc.                     119,200                 7,383

United Technologies Corp.         380,080                 23,636

                                                          114,623

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. Class B              270,640                 6,005

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            160,700                 9,401

TOTAL AEROSPACE & DEFENSE                                 130,029

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         184,840                 5,742
Inc.

Ashland, Inc.                     48,630                  1,659

Avery Dennison Corp.              90,700                  5,952

Dow Chemical Co.                  176,370                 19,930

E.I. du Pont de Nemours and       838,834                 39,792
Co.

Eastman Chemical Co.              62,942                  3,293

Engelhard Corp.                   101,337                 1,780

FMC Corp. (a)                     24,600                  1,431

Great Lakes Chemical Corp.        46,300                  1,247

Hercules, Inc.                    85,620                  1,332

Pharmacia Corp.                   1,004,356               50,155

PPG Industries, Inc.              139,900                 7,607

Praxair, Inc.                     128,000                 5,688

Rohm & Haas Co.                   174,555                 6,219

Sealed Air Corp. (a)              67,198                  3,738

Union Carbide Corp.               107,800                 6,360

W.R. Grace & Co. (a)              57,800                  751

                                                          162,676

IRON & STEEL - 0.1%

Allegheny Technologies, Inc.      75,612                  1,829

Bethlehem Steel Corp. (a)         99,900                  537

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Nucor Corp.                       70,600                 $ 3,036

USX - U.S. Steel Group            71,960                  1,803

Worthington Industries, Inc.      72,225                  894

                                                          8,099

METALS & MINING - 0.3%

Alcan Aluminium Ltd.              176,903                 5,758

Alcoa, Inc.                       295,040                 19,141

Freeport-McMoRan Copper &         101,700                 979
Gold, Inc. Class B (a)

Inco Ltd. (a)                     155,558                 2,442

Phelps Dodge Corp.                65,087                  3,010

Reynolds Metals Co.               51,240                  3,407

                                                          34,737

PACKAGING & CONTAINERS - 0.0%

Ball Corp.                        23,875                  752

Bemis Co., Inc.                   34,200                  1,259

Crown Cork & Seal Co., Inc.       102,180                 1,660

Owens-Illinois, Inc. (a)          121,300                 1,638

Tupperware Corp.                  46,100                  870

                                                          6,179

PAPER & FOREST PRODUCTS - 0.8%

Boise Cascade Corp.               46,300                  1,508

Champion International Corp.      77,600                  5,102

Fort James Corp.                  174,600                 4,179

Georgia-Pacific Corp.             137,900                 5,068

International Paper Co.           332,776                 12,230

Kimberly-Clark Corp.              438,330                 25,451

Louisiana-Pacific Corp.           86,360                  1,155

Mead Corp.                        82,900                  2,886

Pactiv Corp. (a)                  137,155                 1,123

Potlatch Corp.                    23,540                  928

Temple-Inland, Inc.               45,100                  2,261

Westvaco Corp.                    73,250                  2,262

Weyerhaeuser Co.                  188,900                 10,094

Willamette Industries, Inc.       85,400                  3,261

                                                          77,508

TOTAL BASIC INDUSTRIES                                    289,199

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.2%

Armstrong World Industries,       32,010                 $ 626
Inc.

Crane Co.                         52,775                  1,418

Fortune Brands, Inc.              131,260                 3,282

Masco Corp.                       357,500                 8,021

Owens Corning                     43,800                  797

Sherwin-Williams Co.              133,580                 3,323

Vulcan Materials Co.              80,500                  3,527

                                                          20,994

CONSTRUCTION - 0.1%

Centex Corp.                      47,520                  1,146

Kaufman & Broad Home Corp.        38,100                  733

Pulte Corp.                       34,600                  744

                                                          2,623

ENGINEERING - 0.0%

Fluor Corp.                       60,830                  2,042

TOTAL CONSTRUCTION & REAL                                 25,659
ESTATE

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
1.5%

AutoZone, Inc. (a)                110,600                 2,537

Cooper Tire & Rubber Co.          63,400                  856

Cummins Engine Co., Inc.          33,100                  1,177

Dana Corp.                        134,275                 4,079

Danaher Corp.                     113,400                 6,478

Delphi Automotive Systems         456,277                 8,726
Corp.

Eaton Corp.                       59,280                  4,980

Ford Motor Co.                    967,500                 52,910

General Motors Corp.              512,856                 48,016

Genuine Parts Co.                 142,737                 3,747

Goodyear Tire & Rubber Co.        125,800                 3,475

Johnson Controls, Inc.            67,200                  4,255

NACCO Industries, Inc. Class A    5,000                   224

Navistar International Corp.      52,360                  1,833
(a)

PACCAR, Inc.                      64,176                  3,052

TRW, Inc.                         96,420                  5,641

                                                          151,986

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.3%

Minnesota Mining &                323,620                $ 27,993
Manufacturing Co.

Snap-On, Inc.                     47,350                  1,252

                                                          29,245

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              69,500                  2,923

Maytag Corp.                      67,500                  2,325

Whirlpool Corp.                   59,500                  3,875

                                                          9,123

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             157,000                 3,356

Newell Rubbermaid, Inc.           225,522                 5,680

                                                          9,036

TEXTILES & APPAREL - 0.1%

Liz Claiborne, Inc.               49,000                  2,269

NIKE, Inc. Class B                228,120                 9,909

Reebok International Ltd. (a)     44,900                  763

Russell Corp.                     28,900                  567

Springs Industries, Inc.          9,000                   370
Class A

VF Corp.                          95,068                  2,686

                                                          16,564

TOTAL DURABLES                                            215,954

ENERGY - 5.3%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc.                263,518                 8,383

Halliburton Co.                   356,500                 15,753

McDermott International, Inc.     45,900                  373

Rowan Companies, Inc. (a)         68,700                  1,919

Schlumberger Ltd.                 443,060                 33,922

Transocean Sedco Forex, Inc.      167,628                 7,879

                                                          68,229

OIL & GAS - 4.6%

Amerada Hess Corp.                76,040                  4,838

Anadarko Petroleum Corp.          102,600                 4,457

Apache Corp.                      81,000                  3,923

Burlington Resources, Inc.        172,456                 6,780

Chevron Corp.                     527,280                 44,885

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Conoco, Inc. Class B              500,756                $ 12,456

Exxon Mobil Corp.                 2,764,461               214,764

Kerr-McGee Corp.                  70,680                  3,658

Occidental Petroleum Corp.        282,100                 6,048

Phillips Petroleum Co.            205,200                 9,734

Royal Dutch Petroleum Co. (NY     1,718,580               98,604
Shares)

Sunoco, Inc.                      65,980                  2,000

Texaco, Inc.                      442,280                 21,893

The Coastal Corp.                 170,900                 8,577

Tosco Corp.                       122,400                 3,924

Union Pacific Resources           204,263                 3,919
Group, Inc.

Unocal Corp.                      196,720                 6,357

USX - Marathon Group              247,500                 5,770

                                                          462,587

TOTAL ENERGY                                              530,816

FINANCE - 12.7%

BANKS - 4.6%

AmSouth Bancorp.                  307,200                 4,474

Bank of America Corp.             1,365,820               66,925

Bank of New York Co., Inc.        589,700                 24,215

Bank One Corp.                    918,004                 27,999

BB&T Corp.                        278,300                 7,410

Capital One Financial Corp.       158,500                 6,934

Chase Manhattan Corp.             659,896                 47,554

Comerica, Inc.                    125,750                 5,329

Fifth Third Bancorp               247,300                 15,611

First Union Corp.                 790,688                 25,203

Firstar Corp.                     785,093                 19,529

FleetBoston Financial Corp.       733,009                 25,976

Huntington Bancshares, Inc.       184,446                 3,366

J.P. Morgan & Co., Inc.           138,719                 17,808

KeyCorp                           359,310                 6,647

Mellon Financial Corp.            407,752                 13,099

National City Corp.               494,450                 8,406

Northern Trust Corp.              178,500                 11,446

PNC Financial Corp.               235,760                 10,285

Regions Financial Corp.           173,900                 3,554

SouthTrust Corp.                  135,400                 3,233

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

State Street Corp.                128,200                $ 12,419

Summit Bancorp                    139,800                 3,547

SunTrust Banks, Inc.              256,400                 13,012

Synovus Finanical Corp.           215,300                 3,997

U.S. Bancorp                      589,911                 11,983

Union Planters Corp.              107,500                 3,044

Wachovia Corp.                    162,600                 10,193

Wells Fargo & Co.                 1,320,940               54,241

                                                          467,439

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              358,272                 53,763

Associates First Capital          584,174                 12,961
Corp. Class A

Citigroup, Inc.                   2,684,554               159,563

Countrywide Credit                92,000                  2,542
Industries, Inc.

Household International, Inc.     377,004                 15,740

MBNA Corp.                        642,650                 17,070

Old Kent Financial Corp.          97,700                  2,943

Providian Financial Corp.         113,930                 10,033

                                                          274,615

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        820,280                 49,473

Freddie Mac                       556,700                 25,573

SLM Holding Corp.                 128,300                 4,017

                                                          79,063

INSURANCE - 2.8%

Aetna, Inc.                       117,030                 6,773

AFLAC, Inc.                       214,200                 10,456

Allstate Corp.                    648,266                 15,315

American General Corp.            198,972                 11,142

American International Group,     1,238,957               135,898
Inc.

Aon Corp.                         203,975                 5,520

CIGNA Corp.                       136,760                 10,907

Cincinnati Financial Corp.        128,500                 5,180

Conseco, Inc.                     263,302                 1,432

Hartford Financial Services       179,340                 9,359
Group, Inc.

Jefferson-Pilot Corp.             85,233                  5,673

Lincoln National Corp.            157,320                 5,477

Loews Corp.                       85,500                  4,713

Marsh & McLennan Companies,       213,730                 21,066
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

MBIA, Inc.                        80,000                 $ 3,955

MGIC Investment Corp.             86,700                  4,145

Progressive Corp.                 58,296                  3,815

SAFECO Corp.                      107,820                 2,386

The Chubb Corp.                   142,260                 9,051

The St. Paul Companies, Inc.      184,884                 6,586

Torchmark Corp.                   105,840                 2,653

UnumProvident Corp.               187,813                 3,193

                                                          284,695

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       132,300                 4,515

Washington Mutual, Inc.           468,017                 11,964

                                                          16,479

SECURITIES INDUSTRY - 1.6%

Bear Stearns Companies, Inc.      90,708                  3,889

Charles Schwab Corp.              655,700                 29,179

Franklin Resources, Inc.          198,800                 6,411

Lehman Brothers Holdings,         96,000                  7,878
Inc.

Merrill Lynch & Co., Inc.         296,400                 30,214

Morgan Stanley Dean Witter &      911,192                 69,934
Co.

PaineWebber Group, Inc.           114,100                 5,006

T. Rowe Price Associates,         95,700                  3,649
Inc.

                                                          156,160

TOTAL FINANCE                                             1,278,451

HEALTH - 9.6%

DRUGS & PHARMACEUTICALS - 6.6%

Allergan, Inc.                    106,000                 6,241

ALZA Corp. Class A. (a)           82,100                  3,618

American Home Products Corp.      1,044,940               58,713

Amgen, Inc. (a)                   817,600                 45,786

Bausch & Lomb, Inc.               44,540                  2,689

Biogen, Inc. (a)                  120,700                 7,099

Bristol-Myers Squibb Co.          1,587,060               83,221

Eli Lilly & Co.                   872,716                 67,472

Merck & Co., Inc.                 1,869,880               129,957

Pfizer, Inc.                      3,096,980               130,460

Quintiles Transnational Corp.     91,900                  1,315
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             1,175,960              $ 47,406

Sigma-Aldrich Corp.               81,200                  2,385

Warner-Lambert Co.                687,140                 78,205

Watson Pharmaceuticals, Inc.      77,600                  3,487
(a)

                                                          668,054

MEDICAL EQUIPMENT & SUPPLIES
- 2.6%

Abbott Laboratories               1,229,840               47,272

Baxter International, Inc.        232,900                 15,168

Becton, Dickinson & Co.           201,500                 5,163

Biomet, Inc.                      90,700                  3,237

Boston Scientific Corp. (a)       332,300                 8,806

C.R. Bard, Inc.                   41,200                  1,795

Cardinal Health, Inc.             225,850                 12,436

Guidant Corp. (a)                 246,000                 14,114

Johnson & Johnson                 1,112,940               91,818

Mallinckrodt, Inc.                55,430                  1,490

McKesson HBOC, Inc.               227,169                 3,833

Medtronic, Inc.                   955,400                 49,621

Millipore Corp.                   34,900                  2,502

St. Jude Medical, Inc. (a)        61,516                  1,919

                                                          259,174

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     450,480                 12,811

HEALTHSOUTH Corp. (a)             308,900                 2,491

Humana, Inc. (a)                  134,000                 1,030

Manor Care, Inc. (a)              82,400                  984

Tenet Healthcare Corp.            247,900                 6,321

UnitedHealth Group, Inc.          135,700                 9,049

Wellpoint Health Networks,        50,900                  3,754
Inc. (a)

                                                          36,440

TOTAL HEALTH                                              963,668

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 4.4%

Emerson Electric Co.              344,740                 18,918

General Electric Co.              2,624,000               412,624

Scientific-Atlanta, Inc.          127,600                 8,302

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Thomas & Betts Corp.              46,220                 $ 1,424

W.W. Grainger, Inc.               74,700                  3,240

                                                          444,508

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Briggs & Stratton Corp.           18,700                  718

Caterpillar, Inc.                 284,620                 11,225

Cooper Industries, Inc.           75,279                  2,583

Deere & Co.                       195,770                 7,904

Dover Corp.                       164,640                 8,366

Illinois Tool Works, Inc.         240,520                 15,408

Ingersoll-Rand Co.                131,110                 6,154

ITT Industries, Inc.              73,170                  2,309

Milacron, Inc.                    26,400                  482

Pall Corp.                        99,766                  2,226

Parker-Hannifin Corp.             89,975                  4,184

The Stanley Works                 72,000                  2,124

Timken Co.                        47,775                  884

                                                          64,567

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     142,200                 871
(a)

Waste Management, Inc.            531,513                 8,438

                                                          9,309

TOTAL INDUSTRIAL MACHINERY &                              518,384
EQUIPMENT

MEDIA & LEISURE - 4.6%

BROADCASTING - 2.1%

CBS Corp. (a)                     609,669                 35,818

Clear Channel Communications,     270,700                 19,490
Inc. (a)

Comcast Corp. Class A             734,100                 29,410
(special) (a)

MediaOne Group, Inc. (a)          489,440                 37,014

Time Warner, Inc.                 1,028,798               92,528

                                                          214,260

ENTERTAINMENT - 1.2%

Carnival Corp.                    523,600                 13,025

Viacom, Inc. Class B              557,400                 30,309
(non-vtg.) (a)

Walt Disney Co.                   1,655,290               71,695

                                                          115,029

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                   73,400                 $ 1,408

Harley-Davidson, Inc.             242,000                 9,635

Hasbro, Inc.                      141,948                 2,262

Mattel, Inc.                      335,595                 4,111

                                                          17,416

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      77,750                  1,599
(a)

Hilton Hotels Corp.               296,960                 2,524

Marriott International, Inc.      199,400                 6,381
Class A

Mirage Resorts, Inc. (a)          155,300                 3,164

                                                          13,668

PUBLISHING - 0.5%

American Greetings Corp.          61,760                  1,119
Class A

Dow Jones & Co., Inc.             62,800                  4,074

Gannett Co., Inc.                 225,900                 14,429

Harcourt General, Inc.            49,576                  1,853

Knight-Ridder, Inc.               63,760                  3,128

McGraw-Hill Companies, Inc.       161,400                 8,474

Meredith Corp.                    41,100                  1,143

The New York Times Co. Class A    141,800                 5,840

Times Mirror Co. Class A          17,400                  1,698

Tribune Co.                       190,060                 7,389

                                                          49,147

RESTAURANTS - 0.5%

Darden Restaurants, Inc.          103,320                 1,905

McDonald's Corp.                  1,086,500               41,423

Tricon Global Restaurants,        121,432                 4,144
Inc. (a)

Wendy's International, Inc.       96,400                  2,157

                                                          49,629

TOTAL MEDIA & LEISURE                                     459,149

NONDURABLES - 5.0%

BEVERAGES - 1.9%

Adolph Coors Co. Class B          29,400                  1,499

Anheuser-Busch Companies,         379,140                 26,753
Inc.

Brown-Forman Corp. Class B        48,680                  2,656

Coca-Cola Enterprises, Inc.       341,400                 7,276

PepsiCo, Inc.                     1,164,920               42,738

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram Co. Ltd.                  353,720                $ 18,596

The Coca-Cola Co.                 1,975,780               92,985

                                                          192,503

FOODS - 1.1%

Archer-Daniels-Midland Co.        488,086                 4,850

Bestfoods                         223,640                 11,238

Campbell Soup Co.                 341,860                 8,888

ConAgra, Inc.                     395,400                 7,463

General Mills, Inc.               241,540                 8,786

H.J. Heinz Co.                    284,400                 9,670

Hershey Foods Corp.               111,220                 5,047

Kellogg Co.                       325,180                 7,947

Nabisco Group Holdings Corp.      263,300                 3,390

Quaker Oats Co.                   107,400                 7,001

Ralston Purina Co.                241,340                 4,269

Sara Lee Corp.                    742,800                 11,142

Sysco Corp.                       264,680                 9,959

Wm. Wrigley Jr. Co.               92,980                  6,729

                                                          106,379

HOUSEHOLD PRODUCTS - 1.6%

Avon Products, Inc.               193,740                 8,040

Clorox Co.                        189,140                 6,951

Colgate-Palmolive Co.             465,840                 26,611

Gillette Co.                      857,820                 31,739

International Flavors &           82,450                  2,839
Fragrances, Inc.

Procter & Gamble Co.              1,052,120               62,733

Unilever NV (NY Shares)           457,646                 20,851

                                                          159,764

TOBACCO - 0.4%

Philip Morris Companies, Inc.     1,892,180               41,391

UST, Inc.                         136,800                 2,052

                                                          43,443

TOTAL NONDURABLES                                         502,089

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                327,700                 5,510

Homestake Mining Co.              189,900                 1,139

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              140,864                $ 3,302

Placer Dome, Inc.                 276,100                 2,228

                                                          12,179

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.4%

Gap, Inc.                         681,515                 25,046

The Limited, Inc.                 173,081                 7,821

TJX Companies, Inc.               250,500                 4,806

                                                          37,673

DRUG STORES - 0.4%

CVS Corp.                         313,420                 13,634

Longs Drug Stores Corp.           31,340                  729

Rite Aid Corp.                    207,300                 1,037

Walgreen Co.                      804,760                 22,634

                                                          38,034

GENERAL MERCHANDISE STORES -
2.9%

Consolidated Stores Corp. (a)     88,700                  1,103

Costco Wholesale Corp. (a)        356,090                 19,251

Dillards, Inc. Class A            83,360                  1,162

Dollar General Corp.              211,418                 4,836

Federated Department Stores,      168,500                 5,729
Inc. (a)

JCPenney Co., Inc.                210,120                 2,902

Kmart Corp. (a)                   392,100                 3,186

Kohls Corp. (a)                   261,200                 12,538

Nordstrom, Inc.                   109,300                 3,040

Sears, Roebuck & Co.              303,110                 11,101

Target Corp.                      350,800                 23,350

The May Department Stores Co.     266,870                 7,339

Wal-Mart Stores, Inc.             3,562,020               197,247

                                                          292,784

GROCERY STORES - 0.4%

Albertson's, Inc.                 344,606                 11,221

Great Atlantic & Pacific Tea,     30,850                  565
Inc.

Kroger Co. (a)                    677,000                 12,567

Safeway, Inc. (a)                 410,900                 18,131

SUPERVALU, Inc.                   100,700                 2,083

Winn-Dixie Stores, Inc.           109,640                 1,816

                                                          46,383

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Alberto-Culver Co. Class B        31,300                 $ 739

Bed Bath & Beyond, Inc. (a)       112,300                 4,120

Best Buy Co., Inc. (a)            163,500                 13,203

Circuit City Stores, Inc. -       162,400                 9,551
Circuit City Group

Home Depot, Inc.                  1,841,169               103,221

IKON Office Solutions, Inc.       103,900                 610

Lowe's Companies, Inc.            298,720                 14,787

Office Depot, Inc. (a)            263,300                 2,781

Staples, Inc. (a)                 375,800                 7,164

Tandy Corp.                       154,664                 8,816

Toys 'R' Us, Inc. (a)             191,925                 2,927

                                                          167,919

TOTAL RETAIL & WHOLESALE                                  582,793

SERVICES - 0.5%

ADVERTISING - 0.3%

Interpublic Group of              224,400                 9,200
Companies, Inc.

Omnicom Group, Inc.               141,900                 12,922

Young & Rubicam, Inc.             55,700                  3,102

                                                          25,224

LEASING & RENTAL - 0.0%

Ryder System, Inc.                65,200                  1,447

PRINTING - 0.0%

Deluxe Corp.                      66,300                  1,670

R.R. Donnelley & Sons Co.         109,320                 2,323

                                                          3,993

SERVICES - 0.2%

Cendant Corp. (a)                 566,549                 8,746

Dun & Bradstreet Corp.            128,620                 3,875

Ecolab, Inc.                      97,100                  3,793

H&R Block, Inc.                   79,480                  3,323

Jostens, Inc.                     19,700                  486

National Service Industries,      32,500                  699
Inc.

                                                          20,922

TOTAL SERVICES                                            51,586

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - 32.1%

COMMUNICATIONS EQUIPMENT - 7.7%

3Com Corp. (a)                    276,300                $ 10,897

ADC Telecommunications, Inc.      241,800                 14,689
(a)

Andrew Corp. (a)                  67,812                  1,996

Cabletron Systems, Inc. (a)       145,400                 3,326

Cisco Systems, Inc. (a)           5,473,900               379,495

Comverse Technology, Inc. (a)     119,600                 10,667

Corning, Inc.                     219,240                 43,300

Lucent Technologies, Inc.         2,550,310               158,597

Nortel Networks Corp.             1,155,180               130,590

Tellabs, Inc. (a)                 323,200                 17,715

                                                          771,272

COMPUTER SERVICES & SOFTWARE
- 8.5%

Adobe Systems, Inc.               95,900                  11,598

America Online, Inc. (a)          1,824,700               109,140

Autodesk, Inc.                    47,740                  1,832

Automatic Data Processing,        503,240                 27,081
Inc.

BMC Software, Inc. (a)            195,100                 9,133

Ceridian Corp. (a)                113,700                 2,466

Citrix Systems, Inc. (a)          144,300                 8,811

Computer Associates               433,887                 24,216
International, Inc.

Computer Sciences Corp. (a)       133,800                 10,913

Compuware Corp. (a)               288,100                 3,619

Electronic Data Systems Corp.     376,500                 25,884

Equifax, Inc.                     114,600                 2,801

First Data Corp.                  335,100                 16,315

IMS Health, Inc.                  246,240                 4,201

Microsoft Corp. (a)               4,163,300               290,390

NCR Corp. (a)                     77,700                  3,001

Novell, Inc. (a)                  265,300                 5,207

Oracle Corp. (a)                  2,257,800               180,483

Parametric Technology Corp.       216,800                 1,768
(a)

Paychex, Inc.                     197,600                 10,399

PeopleSoft, Inc. (a)              212,400                 2,960

Sabre Holdings Corp. Class A      86,169                  3,011

Shared Medical Systems Corp.      21,400                  887

Unisys Corp. (a)                  249,500                 5,785

VERITAS Software Corp. (a)        317,700                 34,078

Yahoo!, Inc. (a)                  421,000                 54,835

                                                          850,814

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 7.3%

Adaptec, Inc. (a)                 82,200                 $ 2,219

Apple Computer, Inc. (a)          129,550                 16,072

Compaq Computer Corp.             1,360,304               39,789

Dell Computer Corp. (a)           2,045,500               102,531

EMC Corp. (a)                     814,850                 113,213

Gateway, Inc. (a)                 254,800                 14,078

Hewlett-Packard Co.               804,820                 108,651

International Business            1,442,480               161,017
Machines Corp.

Lexmark International Group,      102,800                 12,130
Inc. Class A (a)

Network Appliance, Inc. (a)       245,300                 18,137

Pitney Bowes, Inc.                213,580                 8,730

Seagate Technology, Inc. (a)      167,700                 8,521

Silicon Graphics, Inc. (a)        148,000                 1,064

Sun Microsystems, Inc. (a)        1,257,600               115,621

Xerox Corp.                       534,800                 14,139

                                                          735,912

ELECTRONIC INSTRUMENTS - 1.0%

Applied Materials, Inc. (a)       609,800                 62,085

KLA-Tencor Corp. (a)              145,800                 10,917

PE Corp. - Biosystems Group       165,900                 9,954

PerkinElmer, Inc.                 36,020                  1,972

Tektronix, Inc.                   37,800                  2,188

Teradyne, Inc. (a)                137,800                 15,158

Thermo Electron Corp. (a)         130,800                 2,534

                                                          104,808

ELECTRONICS - 7.5%

Advanced Micro Devices, Inc.      119,400                 10,477
(a)

Altera Corp. (a)                  162,000                 16,565

Analog Devices, Inc. (a)          281,400                 21,615

Conexant Systems, Inc. (a)        174,200                 10,430

Intel Corp.                       2,673,140               338,988

Linear Technology Corp.           259,400                 14,818

LSI Logic Corp. (a)               240,000                 15,000

Micron Technology, Inc. (a)       217,500                 30,287

Molex, Inc.                       158,350                 8,699

Motorola, Inc.                    567,660                 67,587

National Semiconductor Corp.      138,800                 8,432
(a)

Solectron Corp. (a)               473,900                 22,184

Texas Instruments, Inc.           645,940                 105,207

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Tyco International Ltd.           1,352,604              $ 62,135

Xilinx, Inc. (a)                  257,300                 18,847

                                                          751,271

PHOTOGRAPHIC EQUIPMENT - 0.1%

Eastman Kodak Co.                 252,370                 14,117

Polaroid Corp.                    35,640                  719

                                                          14,836

TOTAL TECHNOLOGY                                          3,228,913

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.2%

AMR Corp.                         118,440                 4,034

Delta Air Lines, Inc.             103,260                 5,447

Southwest Airlines Co.            403,387                 8,748

US Airways Group, Inc. (a)        57,100                  1,588

                                                          19,817

RAILROADS - 0.3%

Burlington Northern Santa Fe      365,429                 8,816
Corp.

CSX Corp.                         174,572                 3,655

Kansas City Southern              88,400                  6,354
Industries, Inc.

Norfolk Southern Corp.            297,620                 5,246

Union Pacific Corp.               198,740                 8,372

                                                          32,443

TRUCKING & FREIGHT - 0.1%

FedEx Corp. (a)                   250,160                 9,428

TOTAL TRANSPORTATION                                      61,688

UTILITIES - 10.2%

CELLULAR - 1.5%

ALLTEL Corp.                      251,000                 16,723

Nextel Communications, Inc.       291,400                 31,890
Class A (a)

QUALCOMM, Inc. (a)                590,500                 64,032

Sprint Corp. - PCS Group          689,190                 37,905
Series 1 (a)

                                                          150,550

ELECTRIC UTILITY - 1.7%

AES Corp. (a)                     169,200                 15,217

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Ameren Corp.                      103,300                $ 3,790

American Electric Power Co.,      165,800                 6,072
Inc.

Carolina Power & Light Co.        101,700                 3,718

Central & South West Corp.        171,280                 3,715

Cinergy Corp.                     118,817                 3,178

CMS Energy Corp.                  94,800                  1,801

Consolidated Edison, Inc.         187,600                 6,601

Constellation Energy Corp.        113,450                 3,751

Dominion Resources, Inc.          198,869                 8,949

DTE Energy Co.                    116,800                 3,811

Duke Energy Corp.                 298,550                 17,167

Edison International              296,800                 5,658

Entergy Corp.                     202,000                 5,138

FirstEnergy Corp.                 171,300                 4,357

Florida Progress Corp.            83,000                  4,067

FPL Group, Inc.                   148,900                 6,728

GPU, Inc.                         110,600                 3,104

New Century Energies, Inc.        83,700                  2,731

Niagara Mohawk Holdings, Inc.     101,100                 1,403
(a)

Northern States Power Co.         91,020                  1,985

PECO Energy Co.                   157,100                 6,549

PG&E Corp.                        317,100                 8,225

Pinnacle West Capital Corp.       70,800                  2,487

PPL Corp.                         107,120                 2,557

Public Service Enterprise         185,500                 6,655
Group, Inc.

Reliant Energy, Inc.              217,525                 5,792

Southern Co.                      552,800                 13,785

Texas Utilities Co.               231,038                 7,783

Unicom Corp.                      182,500                 7,254

                                                          174,028

GAS - 0.7%

Columbia Energy Group             64,980                  4,077

Eastern Enterprises Co.           21,600                  1,315

El Paso Energy Corp.              182,560                 7,759

Enron Corp.                       572,280                 39,881

NICOR, Inc.                       37,640                  1,275

ONEOK, Inc.                       24,724                  624

Peoples Energy Corp.              28,400                  882

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Sempra Energy                     150,102                $ 2,786

Williams Companies, Inc.          347,700                 12,974

                                                          71,573

TELEPHONE SERVICES - 6.3%

AT&T Corp.                        2,556,294               119,347

Bell Atlantic Corp.               1,242,746               73,633

BellSouth Corp.                   1,506,580               73,352

CenturyTel, Inc.                  113,400                 2,778

Global Crossing Ltd. (a)          608,279                 19,161

GTE Corp.                         777,980                 52,708

MCI WorldCom, Inc. (a)            2,271,278               103,201

SBC Communications, Inc.          2,729,539               119,588

Sprint Corp. - FON Group          697,980                 42,926

U.S. WEST, Inc.                   404,896                 28,824

                                                          635,518

TOTAL UTILITIES                                           1,031,669

TOTAL COMMON STOCKS                                       9,882,226
(Cost $6,301,102)



U.S. TREASURY OBLIGATIONS -
1.8%

                                       PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at          $ 183,244                     181,858
date of purchase 5% to 5.78%
5/4/00 to 7/20/00 (c) (Cost
$181,793)



CASH EQUIVALENTS - 2.2%

                              SHARES                      VALUE (NOTE 1)  (000S)

Bankers Trust Institutional    222,289,548                $ 222,290
Daily Asset Fund, 6.11% (b)
(Cost $222,290)

TOTAL INVESTMENT PORTFOLIO -                               10,286,374
102.2%
(Cost $6,705,185)

NET OTHER ASSETS - (2.2)%                                  (217,108)

NET ASSETS - 100%                                         $ 10,069,266



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/LOSS (000S)
                                              VALUE (000S)

PURCHASED

520 S&P 500 Stock Index  June 2000            $ 189,800                      $ 6,994
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 1.9%


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,106,000.

INCOME TAX INFORMATION

At April 30, 2000, the aggregate cost of investment securities for income tax purposes was $6,719,072,000. Net unrealized appreciation aggregated $3,567,302,000, of which $4,196,203,000 related to appreciated investment securities and $628,901,000 related to depreciated investment securities.

The fund hereby designates approximately $61,339,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                      APRIL 30, 2000

ASSETS

Investment in securities, at              $ 10,286,374
value (cost $6,705,185) -
See accompanying schedule

Cash                                       164

Receivable for investments                 1,604
sold

Receivable for fund shares                 6,350
sold

Dividends receivable                       7,839

Redemption fees receivable                 3

Other receivables                          12

 TOTAL ASSETS                              10,302,346

LIABILITIES

Payable for investments         $ 746
purchased

Payable for fund shares          7,506
redeemed

Accrued management fee           303

Payable for daily variation      941
on futures contracts

Other payables and accrued       1,294
expenses

Collateral on securities         222,290
loaned, at value

 TOTAL LIABILITIES                         233,080

NET ASSETS                                $ 10,069,266

Net Assets consist of:

Paid in capital                           $ 6,506,622

Undistributed net investment               35,283
income

Accumulated undistributed net              (60,822)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                3,588,183
(depreciation) on investments

NET ASSETS, for 100,635                   $ 10,069,266
shares outstanding

NET ASSET VALUE, offering                  $100.06
price and redemption price
per share ($10,069,266
(divided by) 100,635 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS

                            YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME                           $ 118,056
Dividends

Interest                                     6,663

Security lending                             1,038

                                             125,757

Less foreign taxes withheld                  (1,092)

 TOTAL INCOME                                124,665

EXPENSES

Management and sub-advisory      $ 22,941
fee

Transfer agent fees               11,723

Accounting fees                   941

Non-interested trustees'          28
compensation

Registration fees                 538

Audit                             82

Legal                             93

Interest                          4

Miscellaneous                     124

 Total expenses before            36,474
reductions

 Expense reductions               (18,383)   18,091

NET INVESTMENT INCOME                        106,574

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (14,706)

 Foreign currency transactions    10

 Futures contracts                14,376     (320)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            798,645

 Futures contracts                4,842      803,487

NET GAIN (LOSS)                              803,167

NET INCREASE (DECREASE) IN                  $ 909,741
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 2000  YEAR ENDED APRIL 30, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 106,574                  $ 85,075
income

 Net realized gain (loss)         (320)                      14,536

 Change in net unrealized         803,487                    1,297,427
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       909,741                    1,397,038
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (117,819)                  (60,685)
From net investment income

 From net realized gain           (8,624)                    (118,649)

 In excess of net realized        (60,385)                   -
gain

 TOTAL DISTRIBUTIONS              (186,828)                  (179,334)

Share transactions Net            3,360,364                  3,521,757
proceeds from sales of shares

 Reinvestment of distributions    175,991                    174,440

 Cost of shares redeemed          (2,859,543)                (1,683,409)

 NET INCREASE (DECREASE) IN       676,812                    2,012,788
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   1,132                      1,183

  TOTAL INCREASE (DECREASE)       1,400,857                  3,231,675
IN NET ASSETS

NET ASSETS

 Beginning of period              8,668,409                  5,436,734

 End of period (including        $ 10,069,266               $ 8,668,409
undistributed net investment
income of $35,283 and
$48,566, respectively)

OTHER INFORMATION
Shares

 Sold                             35,297                     43,316

 Issued in reinvestment of        1,844                      2,241
distributions

 Redeemed                         (29,870)                   (21,236)

 Net increase (decrease)          7,271                      24,321


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,           2000      1999     1998     1997     1996

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 92.85   $ 78.74  $ 57.82  $ 48.22  $ 38.32
of period

Income from Investment
Operations

Net investment income            1.07 B    1.05 B   1.11 B   .95 B    .92

Net realized and  unrealized     8.02      15.52    21.92    10.58    10.32
gain (loss)

Total from investment            9.09      16.57    23.03    11.53    11.24
operations

Less Distributions

 From net investment  income     (1.19)    (.79)    (.75)    (.90)    (.99)

From net realized gain           (.09)     (1.68)   (1.38)   (1.05)   (.37)

In excess of net  realized       (.61)     -        -        -        -
gain

Total distributions              (1.89)    (2.47)   (2.13)   (1.95)   (1.36)

Redemption fees added to paid    .01       .01      .02      .02      .02
in capital

Net asset value, end  of        $ 100.06  $ 92.85  $ 78.74  $ 57.82  $ 48.22
period

TOTAL RETURN A                   9.91%     21.68%   40.74%   24.58%   29.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 10,069  $ 8,668  $ 5,437  $ 2,300  $ 1,011
(in millions)

Ratio of expenses to average     .19% C    .19% C   .19% C   .44% C   .45%
net assets

Ratio of net investment          1.12%     1.30%    1.61%    1.82%    2.11%
income to average  net assets

Portfolio turnover rate          8%        4%       6%       6%       5%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan 500 Index Fund (the fund) (formerly Spartan Market Index Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

information regarding income taxes under the caption "Income Tax
Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,365,575,000 and $726,876,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $2,045,453,000 and $2,081,026,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Prior to October 1, 1999, the sub-advisory fee included fees for securities lending. Under this arrangement the fund paid Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $152,000 under this arrangement.

Effective October 1, 1999 the fund entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement the fund receives at least 70% of net income from the securities lending program. Bankers Trust will retain no more than 30% of net income under this agreement. For the period, Bankers Trust retained $282,000. In addition, shareholders approved a "manager-of-managers" arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate,

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $72,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned

5. SECURITY LENDING - CONTINUED

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $216,308,000. The fund received cash collateral of $222,290,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,458,000. The weighted average interest rate was 5.98%.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced the expenses by $18,276,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $76,000 and $31,000, respectively, under these arrangements.

INDEPENDENT AUDITORS' REPORT


To the Trustees of Fidelity Commonwealth Trust and Shareholders of Spartan 500 Index Fund (formerly Spartan Market Index Fund):

We have audited the accompanying statement of assets and liabilities of Spartan 500 Index Fund (the fund) (formerly Spartan Market Index
Fund), a series of Fidelity Commonwealth Trust (the Trust), including the portfolio of investments, as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan 500 Index Fund as of April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America .

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 2, 2000

DISTRIBUTIONS


A total of 80% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, New York

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Launtenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

SMI-ANN-0600  103984
1.703008.102

CUSTODIAN
Bankers Trust Company
New York, New York
FIDELITY'S INDEX FUNDS
Four-In-One Index Fund
Spartan(registered trademark) Extended Market Index Fund
Spartan International Index Fund
Spartan 500 Index Fund
Spartan Total Market Index Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com